Registration Nos. 333-87468

811-21084

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Post-Effective Amendment No. 8 to

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

(Check appropriate box or boxes)

THE GUARDIAN SEPARATE ACCOUNT Q

(Exact Name of Registrant as Specified in Charter)

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(Name of Depositor)

7 Hanover Square, New York, New York 10004

(Address of Principal Executive Offices)

Depositor’s Telephone Number: (212) 598-8359

RICHARD T. POTTER, JR., Vice President and Counsel

The Guardian Insurance & Annuity Company, Inc.

7 Hanover Square

New York, New York 10004

(Name and address of agent for service)

Copy to:

STEPHEN E. ROTH, ESQ.

Sutherland, Asbill & Brennan

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required for such rule for the Registrant’s most recent fiscal year was filed on March 31, 2005.

Supplement dated December 16, 2005

to

Prospectus dated April 11, 2005

THE GUARDIAN INVESTOR INCOME ACCESS VARIABLE ANNUITY

The following information should be read in conjunction with the Prospectus dated April 11, 2005 for The Guardian Investor Income Access Variable Annuity issued by The Guardian Insurance & Annuity Company, Inc. (“GIAC”) through The Guardian Separate Account Q. This Supplement modifies the Prospectus and should be retained with the Prospectus for future reference.

1.	Page 7 of the Prospectus is amended by deleting the Section entitled “Payments” and replacing it with the following:

Payments

We require a minimum initial premium payment of $2,000. Thereafter, the minimum additional payment is $100. However, if you purchase a contract through an employer payroll deduction plan, we will accept purchase payments below $100. We will not accept an initial premium payment greater than $2,000,000 without prior permission from an authorized officer of GIAC. However, if you purchase the GMIB rider, the initial premium payment and any subsequent premium payments made in the first contract year cannot exceed $1,000,000 in the aggregate without prior permission from an authorized officer of GIAC. Without our written consent, total flexible premium payments made in any contract year after the first may not exceed $1,000,000.

2.	Pages 15 and 16 of the Prospectus are amended by deleting the Section entitled “Fixed-Rate Option” and replacing it with the following:

FIXED-RATE OPTION

The fixed-rate option is not registered under the Securities Act of 1933 or as an investment company under the 1940 Act, and is therefore not subject to the provisions or restrictions of these Acts. However, the following disclosure about the fixed-rate option may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements not in prospectuses.

In the fixed-rate option, we guarantee that the net premium payments you invest will earn daily interest at a minimum annual rate of 3%. You can allocate all of your net premium payments to this option, or you may choose it as one of your investment selections. The value of your net premiums invested in the fixed-rate option does not vary with the investment experience of any Fund. The money that you put into your fixed-rate option becomes part of GIAC’s general assets.

At certain times we may choose to pay interest at a rate higher than the minimum annual rate specified in your contract, but we aren’t obliged to do so. Higher interest rates are determined at our discretion, and we can change them prospectively without notice. We don’t use a specific formula to determine interest rates; rather we consider such factors as general economic trends, current rates of return on our general account investments, regulatory and tax requirements, and competitive factors. The rate of interest we pay hasn’t been limited by our Board of Directors.

PROSPECTUS	1

Here are some of the important conditions that apply when we pay interest on your investments in the fixed-rate option:

•	The initial interest rate that we credit to your premiums or transfers will be whatever rate is in effect on the date the amounts are allocated to the fixed-rate option.

•	This interest rate will continue until the next contract anniversary date (unless you have elected Dollar Cost Averaging from the fixed-rate option over a shorter period of time).

•	At that time, all payments and transfers allocated to the fixed-rate option during the previous year, together with interest earned, will be credited with the rate of interest in effect on the renewal date, known as the renewal rate.

•	The renewal rate will be guaranteed until the next contract anniversary date.

If your state’s insurance department permits and the application for your annuity contract was received by us between February 19, 2003 and April 30, 2003, your contract may have what’s known as a bailout rate. If the renewal rate set on any contract anniversary date is less than the bailout rate, you can withdraw all or part of the money you have invested for at least one year in the fixed-rate option from the contract without incurring a deferred sales charge. We must receive your written request in good order for such a withdrawal at our customer service office within 60 days after the contract anniversary.

The fixed-rate option may not be available in your state. We reserve the right to discontinue this option at any time. We also reserve the right to suspend, discontinue or otherwise restrict the availability of the fixed-rate option for additional payments and/or transfers under existing contracts.

3.	Pages 16 and 17 of the Prospectus are amended by deleting the Section entitled “Transfers” and replacing it with the following:

Transfers

You can transfer money among variable investment options or change your future percentage allocations to options both before and after the date annuity payments begin. You can also transfer to and from the fixed-rate option, but only before the date annuity payments begin. Transfers are subject to certain conditions, which are described below.

If you are considering a transfer or change in your allocations, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals.

During the accumulation period and up to 30 days before the date annuity payments are scheduled to begin, you can transfer all or part of your accumulation value among the contract options. These transfers are subject to the following rules:

•	We permit transfers from the fixed-rate option to any variable investment option only once each contract year, during the 30 days beginning on the contract anniversary date. There is an exception for the dollar cost averaging feature; amounts that have been in the fixed-rate option longest will be transferred out first. If the application for your annuity contract was received by us between February 19, 2003 and April 30, 2003, the maximum yearly transfer from the fixed-rate option is the greater of the following:

—	50% of the amount in the fixed-rate option on the applicable contract anniversary date, or

—	the amount equal to the largest previous transfer out of the fixed-rate option for your contract.

If the application for your annuity contract was received by us prior to February 19, 2003 and after April 30, 2003 and for all contracts issued in Massachusetts, the maximum yearly transfer from the fixed-rate option is the greater of the following:

2	PROSPECTUS

—	25% of the amount in the fixed-rate option on the applicable contract anniversary date, or

—	the amount equal to the largest previous transfer out of the fixed-rate option for your contract.

•	Each transfer involving the variable investment options will be based on the accumulation unit value that is next calculated after we have received proper transfer instructions from you.

•	If you have selected the GMWB rider, your transfers are limited to moving 100% of the contract accumulation value from one allocation model to another allocation model. See Guaranteed Minimum Withdrawal Benefit (GMWB) Rider.

We will implement a transfer or changes to your allocations upon receiving your written, telephone or electronic instructions in good order. If we receive your transfer request on a business day before the close of the New York Stock Exchange, generally 4:00 p.m. New York City time, you will receive that day’s unit values. Your telephone transfer instructions will be considered received before 4:00 p.m. if the telephone call is completed no later than 4:00 p.m.

After the date annuity payments begin, if you have a variable annuity option you can transfer all or part of the value of your annuity among the variable investment options only once each calendar year. No fixed-rate option transfers are permitted.

4.	Page 22 of the Prospectus is amended by deleting the third sentence in the second paragraph in the Section entitled “Dollar Cost Averaging Programs.”

5.	Page 23 of the Prospectus is amended by deleting the last paragraph in the Section entitled “Dollar Cost Averaging Programs” and replacing it with the following:

Additionally, we offer programs that provide special rates of interest if you elect dollar cost averaging for specific periods for the amount contributed to the fixed-rate option at the time your contract is issued. However, because your balance will be decreasing as money is transferred out of the fixed-rate option, the actual interest rate paid through these programs will be less than the stated rate of interest. The first transfer occurs on the issue date of the contract. The remaining transfers occur on each monthly contract anniversary until the program’s conclusion. The last transfer consists only of the accumulated interest. If you terminate a special interest rate program, the money remaining in the fixed-rate option will revert to earning the standard interest rate.

6.	Page 31 of the Prospectus is amended by adding the following Fixed-Rate Annuity Payout Options after the second paragraph in the Section entitled “Option F-4 — Annuity Payments to Age 100”:

OPTION F-5 — Payments for a Period Certain

We make monthly payments for a whole number of years for 15 to 30 years, depending on the whole number of years you select. Payments will never be less than the guaranteed amounts shown in your contract. If you choose this option, it will earn interest at the then current interest rate set by us. We declare a new interest rate for this option on January 1st of each year, which will remain in effect for the whole calendar year. Annuity payment amounts will increase if the rate we credit is greater than the guaranteed interest rate of 3%.

If the annuitant dies during the payment period, we will pay the balance of the payments to the beneficiary for the remainder of that period, unless the beneficiary elects to be paid the present value of the remaining annuity payments in a lump sum. If the beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary’s estate.

Under Option F-4 or F-5, the payee has the right to withdraw all or a portion of the present value of the remaining payments. This will result in a reduction in future payments. The following conditions apply to partial withdrawals.

•	The payee may not withdraw less than $500.

PROSPECTUS	3

•	One partial withdrawal is permitted each quarter without charge (other than any applicable deferred sales charge) and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

•	After giving effect to the withdrawal, the present value of the remaining payments must be a least $2,000, and the remaining monthly payment must be at least $20.

If your partial withdrawal request does not meet the third condition, we will promptly attempt to contact you for additional instructions. If we don’t receive revised instructions that comply with the third condition within five business days of the original request, we will pay you the present value of the remaining payments and cancel your contract. This surrender is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

In a recent ruling, the Internal Revenue Service (IRS) concluded that a partial withdrawal on or after the annuity commencement date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner’s investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity commencement date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis as set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax advisor regarding the tax consequences to you of a partial withdrawal under Option F-4 or F-5. Other rules may apply to partial withdrawals from qualified contracts that elect Option F-4 or F-5.

If you make a surrender or partial withdrawal during the annuity period under Option F-4 or F-5, and, if we waived the deferred sales charge when the contract proceeds were applied to Option F-4 or F-5, the amount withdrawn will be reduced by a portion of the charge that was waived. The reduction in the amount withdrawn will be the amount obtained by multiplying (a) by the result of (b) divided by (c) multiplied by (d) where:

a)	is the deferred sales charge that was applicable at the time the contract proceeds were applied to this payout option:

b)	is the number of whole months of any remaining unpaid payments until the date when the deferred sales charge would have been zero;

c)	is the number of whole months remaining when the contract proceeds were applied to the payout option until the date when the deferred sales charge would have been zero; and

d)	is the amount of the present value of payments withdrawn divided by the total present value of the variable payments.

The reduction in the amount withdrawn, as shown by a formula, is as follows:

(a) x	(	b	)	x (d)
c

The interest rate we use to compute the present value of any remaining unpaid payments will be the guaranteed interest rate of 3%.

Option F-6 — 10-Year Guaranteed Period

We make fixed monthly payments to you for a period of ten years. If the annuitant dies during the ten year payment period, the remaining payments will be made to the beneficiary or the beneficiary can choose to take the remaining payments in a lump sum at the present value of the remaining payments. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at the present value of the remaining payments to the beneficiary’s estate.

4	PROSPECTUS

7.	Pages 31 and 32 of the Prospectus are amended by deleting paragraphs 3, 4, 5, 6, 7 and 8 from the Section entitled “Option F-4 — Annuity Payments to Age 100.”

8.	Page 45 of the Prospectus is amended by deleting the second sentence in the first paragraph and replacing it with the following:

The initial premium payment and any subsequent premium payments made in the first contract year cannot exceed $1,000,000 in the aggregate without prior permission from an authorized officer of GIAC.

9.	Page 70 of the Prospectus is amended by deleting paragraph 2 in the Section entitled “Distribution of the Contract” and replacing it with the following two paragraphs:

GIAC will generally pay commissions to these individuals or broker-dealer firms for the sale of contracts. When we compensate a firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. Commissions may vary, but will not exceed the limits of applicable laws and regulations. Commissions paid in conjunction with annuity contracts whereby the application for the contract was received by GIAC between February 19, 2003 and April 30, 2003 will be 4%, 3% and 2% on all premium payments received in the first, second and third contract years, respectively. A commission of 1% per annum of the accumulation value of the contract will be paid quarterly beginning in the second contract year. If the annuitant is age 80 or older on the contract’s issue date, the commissions paid on premium payments made in the first, second and third contract years will be 1.5% and the trail commission will be .60% per annum. Trail commissions of up to .50% per annum will continue after the annuity commencement date.

Commissions paid in conjunction with annuity contracts whereby the application for the contract was received by GIAC prior to February 19, 2003 and after April 30, 2003 will be 4%, 3% and 2% on all premium payments received in the first, second and third contract years, respectively. A commission of 1% per annum of the accumulation value of the contract allocated to the variable investment options will be paid quarterly beginning in the second contract year. A commission of .50% per annum of the accumulation value of the contract allocated to the fixed-rate option will be paid quarterly beginning in the second contract year. If the annuitant is age 81 or over at issue, the commissions paid on premium payments made in the first, second and third contract years will be 1.5% and the trail commission will be .60% of the accumulation value of the contract allocated to the variable investment options and .30% for allocations to the fixed-rate option. Trail commissions will continue to be paid on variable annuity payouts after the annuity commencement date. Trail commissions will not be paid on fixed annuity payouts.

PROSPECTUS	5

VARIABLE ANNUITY PROSPECTUS

April 11, 2005

THE GUARDIAN INVESTOR

INCOME ACCESS

THIS PROSPECTUS describes an Individual Flexible Premium Deferred Variable Annuity Contract. It contains important information that you should know before investing in the contract. Please read this prospectus carefully, along with the accompanying Fund prospectuses, and keep them for future reference.

The contract is issued by The Guardian Insurance & Annuity Company, Inc. (GIAC) through its Separate Account Q (the Separate Account). The contract is designed to provide tax-deferred annuity benefits under retirement programs. It will also pay a death benefit if the annuitant or the owner dies before annuity payments begin.

The minimum initial premium payment is $2,000. Your premiums may be invested in up to 20 variable investment options or 19 variable investment options and the fixed-rate option. Special limits apply to transfers out of the fixed-rate option. The variable investment options invest in the mutual funds listed below. Some of these Funds may not be available in your state. The prospectuses for these Funds accompany this prospectus.

•	The Guardian Variable Contract Funds, Inc.
– The	Guardian Stock Fund
– The	Guardian VC 500 Index Fund
– The	Guardian VC Asset Allocation Fund
– The	Guardian VC High Yield Bond Fund
– The	Guardian VC Low Duration Bond Fund
– The	Guardian UBS VC Large Cap Value Fund
– The	Guardian UBS VC Small Cap Value Fund
•	The Guardian Bond Fund, Inc.
•	The Guardian Cash Fund, Inc.
•	GIAC Funds, Inc.
– Baillie	Gifford International Growth Fund
– Baillie	Gifford Emerging Markets Fund
– The	Guardian Small Cap Stock Fund
•	AIM Variable Insurance Funds (Series II Shares)
– AIM	V.I. Aggressive Growth Fund
– AIM	V.I. Basic Value Fund
– AIM	V.I. Government Securities Fund
– AIM	V.I. Growth Fund
– AIM	V.I. Mid Cap Core Equity Fund
– AIM	V.I. Premier Equity Fund
•	The Alger American Fund
– Alger	American Leveraged AllCap Portfolio (Class S Shares)
•	AllianceBernstein (Class B)
– AllianceBernstein	Real Estate Investment Portfolio
– AllianceBernstein	Value Portfolio
– AllianceBernstein	Growth & Income Portfolio
– AllianceBernstein	Premier Growth Portfolio
– AllianceBernstein	Technology Portfolio
•	Davis Variable Account Fund, Inc.
– Davis	Financial Portfolio
– Davis	Real Estate Portfolio
– Davis	Value Portfolio
•	Fidelity Variable Insurance Products Funds (Service Class 2)
– Fidelity	VIP Balanced Portfolio
– Fidelity	VIP Contrafund Portfolio
– Fidelity	VIP Equity-Income Portfolio
– Fidelity	VIP Growth Portfolio
– Fidelity	VIP Investment Grade Bond Portfolio
– Fidelity	VIP Mid Cap Portfolio
•	Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)
– Franklin	Rising Dividends Securities Fund
– Franklin	Small Cap Value Securities Fund
– Templeton	Growth Securities Fund
•	Gabelli Capital Series Funds, Inc.
– Gabelli	Capital Asset Fund
•	MFS® Variable Insurance TrustSM (Service Class)
– MFS	Bond Series
– MFS	Capital Opportunities Series
– MFS	Emerging Growth Series
– MFS	Investors Trust Series
– MFS	New Discovery Series
– MFS	Strategic Income Series
– MFS	Total Return Series
•	Value Line Centurion Fund
•	Value Line Strategic Asset Management Trust
•	Van Kampen Life Investment Trust (Class II Shares)
– Van	Kampen Life Investment Trust Government Portfolio
– Van	Kampen Life Investment Trust Growth and Income Portfolio

A Statement of Additional Information about the contract and the Separate Account is available free of charge by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002, or by calling 1-800-221-3253. Its contents are noted on page 72 of this prospectus.

The Statement of Additional Information, which is also dated April 11, 2005, is incorporated by reference into this prospectus.

The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, Statement of Additional Information and other information.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus.

The contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, and the contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involves investment risk, including possible loss of the principal amount invested.

CONTENTS

This variable annuity contract may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering described in this prospectus or any supplement thereto or in any supplemental sales material authorized by GIAC. This prospectus is not valid without the prospectuses for the Funds.

SUMMARY

WHAT IS A VARIABLE ANNUITY CONTRACT?

A VARIABLE ANNUITY CONTRACT allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the accumulation period of the contract. On an agreed date, you will start receiving regular payments from the amount you have saved and any investment earnings. This is the annuity period. The amount of the annuity payments will depend on earnings during the accumulation period, and afterward if you select a variable annuity option. That’s why this product is called a variable annuity.

HOW A VARIABLE ANNUITY WORKS

During the accumulation period, this contract allows you to allocate your net premium payments and accumulation value to as many as 20 variable investment options, or 19 variable investment options and the fixed-rate option.

When you allocate your premiums to the variable investment options, you bear the risk of any investment losses. No assurance can be given that the value of the contract during the accumulation period, or the total amount of annuity payments made under the contract, will equal or exceed the net premium payments allocated to the variable investment options. When you allocate your net premium payments to the fixed-rate option, the contract guarantees that they will earn a minimum rate of interest and the investment risk is borne by GIAC.

GIAC has established a Separate Account to hold the variable investments in its annuity contracts. The Separate Account has 48 investment divisions, corresponding to 48 variable investment options, each of which invests in a mutual fund. Your net premiums are used to buy accumulation units in the investment divisions you have chosen, or are allocated to the fixed-rate option.

The total value of your contract’s investment in the investment divisions and in the fixed-rate option is known as the accumulation value. It’s determined by multiplying the number of variable accumulation units credited to your account in each investment division by the current value of the division’s units, and adding your value in the fixed-rate option.

The value of units in a variable investment division reflects the investment experience within the division. The value of units in the fixed-rate option reflects interest accrued at a rate not less than the guaranteed minimum specified in the contract. For a complete explanation, please see Financial information: How we calculate unit values.

THE ANNUITY PERIOD

Annuity payments under this contract must begin no later than the annuitant’s 90th birthday. Distributions under the contract are taxable, and if you take money out of the contract before age 59 1/2, you may also incur a 10% Federal tax penalty on amounts included in your income. You may select one or a combination of five annuity payout options under the contract:

•	Life annuity without a guaranteed period
•	Life annuity with a guaranteed period
•	Joint and survivor annuity
•	Payments to age 100

These payout options are available on either a variable or fixed-rate basis. Please see The annuity period.

OTHER CONTRACT FEATURES

Transfers among investment options

You can make transfers among the variable investment options at any time, although such transfers may be severely restricted in an effort to protect against potential harm from frequent transfers. Please see Frequent Transfers Among the Variable Investment Options. Transfers to and from the fixed-rate option are only permitted during the accumulation period. Certain restrictions apply to transfers out of the fixed-rate option. Transfers must also comply with the rules of any retirement plan that apply. Please see The accumulation period: Transfers.

Death benefits

If you, or another person named as the annuitant, should die before annuity payments begin, then we pay a death benefit to the beneficiary. You also have the option of purchasing one of three enhanced death benefit riders that may provide a greater death benefit. Please see Other contract features: Death benefits.

Optional riders

You also have the option to purchase four other riders to provide additional benefits. DecadeSM, the living benefit rider, provides that your contract value on the tenth anniversary is at least equal to your initial premium payment (adjusted for any partial withdrawals), provided you comply with certain rules. The earnings benefit rider may in certain circumstances increase the death benefit payable upon the annuitant’s death if your contract earnings exceed your adjusted premium payments. The guaranteed minimum income benefit rider establishes a

Payout options

Annuity payout options are available on either a variable or fixed-rate basis.

SUMMARY	PROSPECTUS	1

guaranteed income base that can be used to provide a guaranteed minimum income annuity benefit regardless of the investment performance of the contract. The guaranteed minimum withdrawal benefit rider provides a guaranteed minimum withdrawal regardless of the investment performance of the contract. Please refer to Other contract features.

Surrenders and partial withdrawals

At any time during the accumulation period, you may withdraw some or all of the amount you have saved in the contract. Taking out all you have saved is known as a surrender; taking out part of your savings is a partial withdrawal. Once annuity payments begin, surrenders and partial withdrawals are only available with the Payments to age 100 annuity payout options. Please see The accumulation period: Surrenders and partial withdrawals. Surrenders from qualified plans may be restricted or forbidden by the plan document and may have negative tax consequences.

EXPENSES

The following are expenses that you will incur as a contract owner:

•	Operating expenses for mutual funds comprising the variable investment options

Management fees, 12b-1 fees, and other expenses associated with the Funds you may pay while owning the contract ranged from 0.36% to 1.57% in 2004, but may be different in the future. Actual charges will depend on the variable investment options you select.

•	Mortality and expense risk charges

1.55% annually of the net asset value of your variable investment options during each of the first seven contract years; 1.00% thereafter.

•	Administrative expenses

0.20% annually of the net asset value of your variable investment options.

•	Contract fee

An annual fee of $35, if the accumulation value in your contract is less than $100,000 on your contract’s anniversary date.

The following are expenses that you may incur as a contract owner:

•	Contingent deferred sales charges

A charge of up to 4% against any amount that you withdraw during the first four contract years that is attributable to premium payments made during the first three contract years.

•	Enhanced death benefit expense

If you choose this benefit, the annual expense is 0.20%, 0.30% or 0.50% of the net asset value of your variable investment options, depending on the rider chosen.

•	Living benefit rider expense

If you choose this rider, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.

•	Earnings benefit rider expense

If you choose this rider, you will pay a daily charge at an annual rate of 0.25% of the net asset value of your variable investment options.

•	Guaranteed minimum income benefit rider expense

If you choose this rider, you will pay an annual charge of 0.50% of the guaranteed income base at the time the charge is deducted on each rider anniversary and upon termination of the rider.

•	Guaranteed minimum withdrawal benefit rider expense

If you choose this rider, you will pay an annual charge of 0.50% of the adjusted guaranteed withdrawal balance at the time the charge is deducted on each contract anniversary and prior to payment of any death benefit or the annuitization of the contract.

•	Annuity taxes

A tax on premiums or annuity payments, applicable in some states and municipalities only, that currently range up to 3.5% of premiums paid to the contract.

•	Partial withdrawal charge

During the annuity period, if you choose Payments to 100 or Variable Annuity Payments to age 100 as an annuity payout option and you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

DECIDING TO PURCHASE A CONTRACT

You should consider purchasing a variable annuity contract if your objective is to invest over a long period of time and to accumulate assets on a tax-deferred basis, generally for retirement. A tax-deferred accrual feature is provided by any tax-qualified arrangement. Therefore, you should have reasons other than tax deferral for purchasing the contract to fund a tax-qualified arrangement. You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period. If you exercise this free-look privilege, and you live in a state that does not

Free-look period

You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period.

2	PROSPECTUS	SUMMARY

EXPENSE TABLES

require us to return premiums paid, you will bear the risk of any decline in your contract’s value during the free-look period. The period may be longer than 10 days in some states. Because the laws and regulations that govern the contract vary among the jurisdictions where the contract is sold, some of the contract’s terms will vary depending on where you live.

We sell other variable annuity contracts with other features and charges. Please contact us if you would like more information.

For information about the compensation we pay for sales of the contracts, see Distribution of the contract.

Please see Special terms used in this prospectus for definitions of key terms.

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value among investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases:	None
Contingent Deferred Sales Charge:	4% declining annually see Note (1)
Transfer Fee:	Currently, none (may charge $25 for each transfer)

Notes:

(1) The contingent deferred sales charge is assessed on premiums withdrawn that were paid into your contract during the first three contract years. During the first four contract years, you may withdraw in each contract year, without a deferred sales charge, the greater of: (i) the excess of the accumulation value on the date of withdrawal over the aggregate net premium payments that have not been previously withdrawn, or (ii) 10% of the total premium payments made during the first three contract years, minus the aggregate amount of all prior partial withdrawals made during the current contract year.

Number of contract years completed	Contingent deferred sales charge percentage
0	4%
1	4%
2	3%
3	2%
4	0%

(2) There is a partial withdrawal charge that applies to partial withdrawals during the annuity period in excess of one per quarter. This charge is the lesser of $25 or 2% of the partial withdrawal amount. Partial withdrawals are only available during the annuity period if you choose one of the two payments to 100 annuity payout options.

Expenses

The tables will assist you in understanding the various costs and expenses of the Separate Account and its underlying Funds that you will bear directly or indirectly. See Financial Information –Contract costs and expenses and the accompanying Fund prospectuses for a more complete description of the various costs and expenses. Premium taxes may apply.

EXPENSE TABLES	PROSPECTUS	3

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the fees and expenses of the underlying mutual funds associated with the variable investment options.

Annual Contract Fee:	$35.00*
*	The annual contract fee may be lower where required by state law.

SEPARATE ACCOUNT LEVEL ANNUAL EXPENSES

(as a percentage of daily net asset value)

7yrEDB = SevenYear Enhanced Death Benefit CAEDB = ContractAnniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked after April 23, 2004)	ECADB = EnhancedContract Anniversary Death Benefit LB = Living Benefit EB = Earnings Benefit

	Contracts with no rider benefits	Contracts with LB or EB	Contracts with LB and EB	Contracts with 7 yr EDB	Contracts with 7 yr EDB and LB or EB	Contracts with 7 yr EDB, LB and EB	Contracts with CAEDB	Contracts with CAEDB and LB or EB	Contracts with CAEDB, LB and EB	Contracts with ECADB	Contracts with ECADB and LB or EB	Contracts with ECADB, LB and EB
Mortality & Expense Risk Charge
• years 0-7	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%
• years 8 and beyond	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Other Separate Account Fees
• Administrative Charge	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
• Charges for Additional Riders
– 7 year Enhanced Death Benefit (7yrEDB)	0.00%	0.00%	0.00%	0.20%	0.20%	0.20%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
– Contract Anniversary Enhanced Death Benefit (CAEDB)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.50%	0.50%	0.50%	0.00%	0.00%	0.00%
– Enhanced Contract Anniversary Death Benefit (ECADB)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.30%	0.30%	0.30%
– Living Benefit (LB)	0.00%	0.25%	0.50%	0.00%	0.25%	0.50%	0.00%	0.25%	0.50%	0.00%	0.25%	0.50%
– Earnings Benefit (EB)}
Subtotal Other Separate Account Fees	0.20%	0.45%	0.70%	0.40%	0.65%	0.90%	0.70%	0.95%	1.20%	0.50%	0.75%	1.00%
Total Separate Account Level Annual Expenses
• years 0-7	1.75%	2.00%	2.25%	1.95%	2.20%	2.45%	2.25%	2.50%	2.75%	2.05%	2.30%	2.55%
• years 8 and beyond	1.20%	1.45%	1.70%	1.40%	1.65%	1.90%	1.70%	1.95%	2.20%	1.50%	1.75%	2.00%

FEES FOR OPTIONAL BENEFITS DEDUCTED FROM ACCUMULATION VALUE

Annual Guaranteed Minimum Income Benefit Rider Fee:	0.50% of guaranteed income base†
†	Please see the Guaranteed Minimum Income Benefit (GMIB) Rider section of this prospectus for a definition of “guaranteed income base.”

Annual Guaranteed Minimum Withdrawal Benefit Rider Fee:	0.50% of adjusted GWB (current)††
1.00% of adjusted GWB (maximum)††
††	The current charge for this rider is 0.50%. We reserve the right to increase the charge to a maximum of 1.00% if the GWB is stepped up to equal the accumulation value of the contract. Please see the Guaranteed Minimum Withdrawal Benefit (GMWB) Rider section of this prospectus for more information and a definition of “adjusted GWB.”

The next item shows the lowest and highest total operating expenses charged by the mutual fund companies for the last completed fiscal year. Expenses may be different in the future. More detail concerning fees and expenses is contained in the prospectus for each underlying mutual fund.

TOTAL ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES

(expenses that are deducted from the assets of the underlying mutual funds including management fees, distribution [and/or service] (12b-1) fees, and other expenses)

	Lowest	Highest
Total Annual Underlying Mutual Fund Operating Expenses (before applicable waivers and reimbursements)**	0.36%	1.57%

The fee and expense information regarding the underlying mutual funds was provided by those mutual funds and has not been independently verified by GIAC.

**	“Total Annual Underlying Mutual Fund Operating Expenses” are expenses for the fiscal year ended December 31, 2004.

4	PROSPECTUS	EXPENSE TABLES

Expense Examples

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses, contract fees, separate account annual expenses and underlying mutual fund fees and expenses.

The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume: a) maximum and (b) minimum fees and expenses of any of the underlying mutual funds. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

Chart 1. Chart 1 assumes you select the Basic Contract with the Contract Anniversary Enhanced Death Benefit, Living Benefit, Earnings Benefit and Guaranteed Minimum Income Benefit Riders, which is the most expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
(a) $941	(a) $1,917	(a) $2,685	(a) $5,185
(b) $814	(b) $1,552	(b) $2,103	(b) $4,112

Chart 2. Chart 2 assumes you select the Basic Contract with the Contract Anniversary Enhanced Death Benefit, Living Benefit, Earnings Benefit and Guaranteed Minimum Income Benefit Riders, which is the most expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
(a) $541	(a) $1,617	(a) $2,685	(a) $5,185
(b) $414	(b) $1,252	(b) $2,103	(b) $4,112

Chart 3. Chart 3 assumes you select the Basic Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
(a) $784	(a) $1,463	(a) $1,959	(a) $3,841
(b) $657	(b) $1,086	(b) $1,338	(b) $2,620

Chart 4. Chart 4 assumes you select the Basic Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
(a) $384	(a) $1,163	(a) $1,959	(a) $3,841
(b) $257	(b) $ 786	(b) $1,338	(b) $2,620

A table of accumulation unit values is in Appendix A – Summary Financial Information.

EXPENSE TABLES	PROSPECTUS	5

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered with this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total assets (GAAP basis) of over $10 billion as of December 31, 2004. Its financial statements appear in the Statement of Additional Information.

GIAC’s executive office is located at 7 Hanover Square, New York, New York 10004. The mailing address of the GIAC Customer Service Office, which administers these contracts, is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.

GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 2004, Guardian Life had total assets (GAAP basis) in excess of $39 billion. Guardian Life does not issue the contracts offered under this prospectus and does not guarantee the benefits they provide.

6	PROSPECTUS	EXPENSE TABLES

BUYING A CONTRACT

THE PURCHASE PROCESS

If you would like to buy a contract, you must complete, sign, and forward the application form to us at the address set forth below. Alternatively, if permitted in your state, you may also initiate the purchase by using such other form or in such other manner as we find acceptable. You or your agent then must send any applicable paperwork, along with your initial premium payment, by regular U.S. mail to the following address:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26210

Lehigh Valley, Pennsylvania 18002

If you wish to send your application or other paperwork and payment by certified, registered or express mail, please address it to:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

3900 Burgess Place

Bethlehem, Pennsylvania 18017

Our decision to accept or reject your proposed purchase is based on administrative rules such as whether you have completed the form completely and accurately or otherwise supplied us with sufficient information for us to accept the proposed purchase. We have the right to reject any application, proposed purchase or initial premium payment for any reason.

If we accept your purchase as received, we will credit your net premium payment to your new contract within two business days. If your purchase is not complete within five business days of our receiving your application or other applicable paperwork, we will return it to you along with your payment.

If you are considering purchasing a contract with the proceeds of another annuity or life insurance contract, it may not be advantageous to replace the existing contract by purchasing this contract. A variable annuity is not a short-term investment.

PAYMENTS

We require a minimum initial premium payment of $2,000. Thereafter, the minimum additional payment is $100. However, if you purchase a contract through an employer payroll deduction plan, we will accept purchase payments below $100. We will not accept an initial premium payment greater than $2,000,000 without prior permission from an authorized officer of GIAC. However, if you purchase the GMIB rider, the initial premium payment and any subsequent premium payments made in the first contract year cannot exceed $500,000 in the aggregate without prior permission from an authorized officer of GIAC. Without our written consent, total flexible premium payments made in any contract year after the first may not exceed $1,000,000.

Tax-Free ‘Section 1035’ Exchanges

You can generally exchange one annuity contract for another in a ‘tax-free exchange’ under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally earn a commission if you buy this contract through an exchange or otherwise).

BUYING A CONTRACT	PROSPECTUS	7

THE ACCUMULATION PERIOD

Accumulation

units

The value of accumulation units will vary as the value of investments rises and falls in the variable investment options and also due to expenses and the deduction of certain charges.

HOW WE ALLOCATE YOUR PREMIUM PAYMENTS

After we receive your initial premium payment and issue a contract to you, we will normally credit subsequent net premium payments to your contract on the same day we receive them, provided we receive them prior to the close of our regular business day.

If we receive your payment on a non-business day, or after our close, we will normally credit it on the next business day. If required in your state or municipality, annuity taxes are deducted from your payment before we credit it to your contract. We call the amount remaining after this deduction the net premium payment.

We use net premium payments to purchase accumulation units in the variable investment options you have chosen or in the fixed-rate option, according to your instructions in the application or as later changed. The prices of accumulation units are set daily because they change along with the share values of the underlying Funds. The amount you pay for each unit will be the next price calculated after we receive and accept your payment.

The value of accumulation units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the variable investment options.

You can change your investment option selections or your percentage allocations by notifying us in writing. We will apply your new instructions to subsequent net premium payments after we receive and accept them. Please remember that you cannot invest in more than 20 variable investment options at any given time.

AUTOMATED PURCHASE PAYMENTS

You may elect to participate in our automated payment program by authorizing your bank to deduct money from your checking account or savings account to make monthly purchase payments. We will debit your account on the 15th of each month or the next business day if the 15th is not a business day. You tell us the amount of the monthly purchase payment and specify the effective date on our authorization form. You may request to participate, change the amount of your purchase payments, change bank accounts or terminate the program at any time prior to the first of the month for your requested transaction to be processed for that month. For IRAs, the maximum monthly purchase payment is 1/12th of your allowable annual contribution.

THE SEPARATE ACCOUNT

GIAC has established a Separate Account, known as Separate Account Q, to receive and invest your premium payments in the variable investment options. The Separate Account has 48 investment divisions, corresponding to the 48 Funds available to you. The performance of each division is based on the Fund in which it invests.

8	PROSPECTUS	ACCUMULATION PERIOD

The Separate Account was established by GIAC on March 14, 2002. It is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a separate account under federal securities laws. State insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC’s obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of the contract owner.

Each investment division is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment division, whether realized or unrealized, are credited to or charged against the assets held in that division according to the terms of each contract, without regard to other income, capital gains or capital losses of the other investment divisions or of GIAC. Contract obligations are GIAC’s responsibility. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial Information: Federal tax matters.

We have the right to make changes to the Separate Account, to the investment divisions within it, and to the Fund shares they hold. We may make these changes for some or all contracts. These changes must be made in a manner that is consistent with laws and regulations. When necessary, we’ll use this right to serve your best interests and to carry out the purposes of the contract. Possible changes to the Separate Account and the investment divisions include:

•	deregistering the Separate Account under the 1940 Act,

•	operating the Separate Account as a management investment company, or in another permissible form,

•	combining two or more Separate Accounts or investment divisions,

•	transferring assets among investment divisions, or into another Separate Account, or into GIAC’s general account,

•	modifying the contracts where necessary to preserve the favorable tax treatment that owners of variable annuities currently receive under the Internal Revenue Code,

•	eliminating the shares of any of the Funds and substituting shares of another appropriate Fund (which may have different fees and expenses or may be available/closed to certain purchasers), and

•	adding to or suspending your ability to make allocations or transfers into any variable investment option or the fixed-rate option.

VARIABLE INVESTMENT OPTIONS

You may choose to invest in a maximum of 20 of the variable investment options or 19 of the variable investment options and the fixed-rate option (if available) at any time. Each Fund is an open-end management investment company, registered with the Securities and Exchange Commission under the 1940 Act.

The Funds have different investment objectives which influence their risk and return. The table below summarizes their main characteristics.

Variable

investment options

You may choose to invest in a maximum of 20 of the variable investment options or 19 of the variable investment options and the fixed-rate option (if available) at any time.

ACCUMULATION PERIOD	PROSPECTUS	9

Variable investment options
Fund	Investment objectives	Typical investments
The Guardian Stock Fund	Long-term growth of capital	U.S. common stocks
The Guardian VC 500 Index Fund	Seeks to match the investment performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P Index”)	Common stocks of companies in the S&P Index, which emphasizes large U.S. companies
The Guardian VC Asset Allocation Fund	Long-term total investment return consistent with moderate investment risk	Shares of The Guardian VC 500 Index Fund, The Guardian Stock Fund, The Guardian Bond Fund and The Guardian Cash Fund
The Guardian VC High Yield Bond Fund	Current income; capital appreciation is a secondary objective	Corporate bonds and other debt securities rated below investment grade
The Guardian VC Low Duration Bond Fund	Seeks a high level of current income consistent with preservation of capital	Investment grade debt obligations, such as corporate bonds, mortgage-backed and asset-backed securities and obligations of the U.S. government and its agencies.
The Guardian UBS VC Large Cap Value Fund	Seeks to maximize total return, consisting of capital appreciation and current income	Normally, at least 80% of the value of the Fund’s net assets is invested in equity securities issued by companies with large market capitalization at the time of purchase
The Guardian UBS VC Small Cap Value Fund	Seeks to maximize total return, consisting of capital appreciation and current income	Normally, at least 80% of the value of the Fund’s net assets is invested in equity securities issued by companies with small market capitalization at the time of purchase
The Guardian Bond Fund	Maximum income without undue risk of principal; capital appreciation as a secondary objective	Investment grade debt obligations
The Guardian Cash Fund	High level of current income consistent with liquidity and preservation of capital	Money market instruments
Baillie Gifford International Growth Fund	Long-term capital appreciation	Common stocks and convertible securities issued by foreign companies
Baillie Gifford Emerging Markets Fund	Long-term capital appreciation	Common stocks and convertible securities of emerging market companies
The Guardian Small Cap Stock Fund	Long-term growth of capital	U.S. common stocks of companies with small market capitalization
AIM V.I. Aggressive Growth Fund	Long-term growth of capital	Common stocks, convertible bonds, convertible preferred stocks and warrants of small and medium sized companies
AIM V.I. Basic Value Fund	Long-term growth of capital	Equity securities of U.S. issuers that have market capitalizations of greater than $500 million and are believed to be undervalued in relation to long-term earning power or other factors
AIM V.I. Growth Fund	Growth of capital	Seasoned and better capitalized companies considered to have strong earnings momentum. May also invest in foreign securities

10	PROSPECTUS	ACCUMULATION PERIOD

Variable investment options
Fund	Investment objectives	Typical investments
AIM V.I. Government Securities Fund	Achieve a high level of current income consistent with reasonable concern for safety of principal	Debt securities issued, guaranteed or otherwise backed by the U.S. government
AIM V.I. Mid Cap Core Equity Fund	Long-term growth of capital	Equity securities, including convertible securities, of mid-cap companies
AIM V.I. Premier Equity Fund	Long-term growth of capital; income is a secondary objective	Equity securities judged to be undervalued by the investment adviser
Alger American Leveraged AllCap Portfolio	Long-term capital appreciation	Equity securities of companies of any size which demonstrate promising growth potential
AllianceBernstein Real Estate Investment Portfolio	Total return from long-term growth of capital and from income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry	Equity securities of real estate investment trusts or “REITS” and other real estate industry companies
AllianceBernstein Value Portfolio	Long-term growth of capital	Diversified portfolio of equity securities
AllianceBernstein Growth & Income Portfolio	Reasonable current income and reasonable opportunity for appreciation	Dividend-paying common stocks of good quality
AllianceBernstein Premier Growth Portfolio	Growth of capital by pursuing aggressive investment policies	Equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth
AllianceBernstein Technology Portfolio	Growth of capital, and only incidentally for current income	Securities of companies that use technology extensively in the development of new or improved products or processes
Davis Financial Portfolio	Long-term growth of capital	Common stocks of financial companies
Davis Real Estate Portfolio	Total return through a combination of growth and income	Securities issued by companies that are “principally engaged” in real estate
Davis Value Portfolio	Long-term growth of capital	U.S. common stocks of companies with at least $10 billion market capitalization
Fidelity VIP Balanced Portfolio	Income and growth of capital	Balance between stocks, bonds and other debt securities
Fidelity VIP Contrafund Portfolio	Long-term capital appreciation	U.S. and foreign common stocks of companies believed to be undervalued
Fidelity VIP Equity-Income Portfolio	Reasonable income; also considers potential for capital appreciation	Income-producing equity securities
Fidelity VIP Growth Portfolio	Capital appreciation	Common stocks of companies believed to have above-average growth potential
Fidelity VIP Investment Grade Bond Portfolio	As high level of current income as is consistent with the preservation of capital	U.S. dollar-denominated investment grade bonds
Fidelity VIP Mid Cap Portfolio	Long-term growth of capital	Common stocks with medium market capitalization, both U.S. and foreign
Franklin Rising Dividends Securities Fund	Long-term capital appreciation	Equity securities of companies that have paid consistently rising dividends over the past 10 years
Franklin Small Cap Value Securities Fund	Long-term total return	Equity securities of small-cap U.S. companies believed to be undervalued

ACCUMULATION PERIOD	PROSPECTUS	11

Variable investment options
Fund	Investment objectives	Typical investments
Gabelli Capital Asset Fund	Growth of capital; current income as a secondary objective	U.S. common stocks and convertible securities
MFS Bond Series	Provide as high a level of current income as is believed to be consistent with prudent risk. Protect shareholders’ capital as a secondary objective	Fixed income securities such as corporate bonds, U.S. government securities and mortgage-backed and asset-backed securities
MFS Capital Opportunities Series	Capital appreciation	Common stocks and related securities such as preferred stocks, convertible securities and depositary receipts for these securities
MFS Emerging Growth Series	Long-term growth of capital	Common stocks of emerging growth companies of any size
MFS Investors Trust Series	Long-term growth of capital with a secondary objective to seek reasonable current income	Equity securities issued by U.S. and foreign companies
MFS New Discovery Series	Capital appreciation	Equity securities of companies that offer superior prospects for growth, both U.S. and foreign
MFS Strategic Income Series	High income and secondary objective is significant capital appreciation	U.S. and foreign government securities, corporate bonds and mortgage-backed and asset-backed securities
MFS Total Return Series	Above average income consistent with prudent employment of capital; as a secondary objective, to provide reasonable opportunity for growth of capital and income	Broad list of securities, including a combination of equity and fixed-income, both U.S. and foreign
Templeton Growth Securities Fund	Long-term capital growth	Equity securities of companies that are located anywhere in the world, including those in the U.S. and emerging markets
Value Line Centurion Fund	Long-term growth of capital	U.S. common stocks with selections based on the Value Line TimelinessTM Ranking System
Value Line Strategic Asset Management Trust	High total investment return consistent with reasonable risk	U.S. common stocks with selections based on the Value Line TimelinessTM Ranking Systems, bonds and money market instruments
Van Kampen Life Investment Trust Government Portfolio (Class II shares)	High current return consistent with preservation of capital	Debt securities issued by or guaranteed by the U.S. government, its agencies or its instrumentalities
Van Kampen Life Investment Trust Growth and Income Portfolio (Class II shares)	Long-term growth of capital and income	Income-producing equity securities, including common stocks and convertible securities, although investments are also made in non-convertible preferred stocks and debt securities

Some of these Funds may not be available in your state.

Some Funds have similar investment objectives and policies to other funds managed by the same adviser. The Funds may also have the same or similar names to mutual funds available directly to the public on a retail basis. The Funds are not the same funds as the publicly available funds. As a result, the investment returns of the Funds may be higher or lower than these similar funds managed by the same adviser. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance of any other fund.

12	PROSPECTUS	ACCUMULATION PERIOD

ACCUMULATION PERIOD	PROSPECTUS	13

Some of these Funds are available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or issued by different companies. While the Board of Directors of each Fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our contract owners. See the accompanying Fund prospectuses for more information about possible conflicts of interest.

Investment advisers (or their affiliates) pay us compensation every year for administration, distribution or other expenses. Currently, these advisers include MFS Investment Management, A.I.M. Advisors, Inc., Fred Alger Management, Inc., Fidelity Management & Research Company, Gabelli Funds, LLC, Davis Selected Advisers, LP, Alliance Capital Management LP, Value Line, Inc., Van Kampen Asset Management Inc., and Templeton Global Advisers Limited. This compensation ranges from .15% to .35% of the average daily net assets that are invested in the variable investment options available through the Separate Account. We also receive 12b-1 fees from some Funds. Those Funds include funds from AIM, Alger, AllianceBernstein, Fidelity, Franklin Templeton, MFS, Value Line and Van Kampen. Currently, the amount of 12b-1 fees ranges from .08% to .40%.

The Funds’ investment advisers and their principal business addresses are shown in the table below.

Investment advisers

Fund	Investment adviser and principal business address

The Guardian Stock Fund

The Guardian Small Cap Stock Fund

The Guardian Bond Fund

The Guardian Cash Fund

The Guardian VC 500 Index Fund

The Guardian VC Asset Allocation Fund

The Guardian VC High Yield Bond Fund

Guardian Investor Services LLC 7 Hanover Square New York, New York 10004
The Guardian VC Low Duration Bond Fund
The Guardian UBS VC Large Cap Value Fund The Guardian UBS VC Small Cap Value Fund	Guardian Investor Services LLC (Adviser) 7 Hanover Square New York, New York 10004
UBS Global Asset Management (Americas) Inc. (Sub-adviser) One North Wacker Drive Chicago, Illinois 60606
Baillie Gifford International Growth Fund Baillie Gifford Emerging Markets Fund	Guardian Baillie Gifford Limited (Adviser) Baillie Gifford Overseas Limited (Sub-adviser) Calton Square 1 Greenside Row Edinburgh, EH1 3AN, Scotland
AIM V.I. Aggressive Growth Fund AIM V.I. Basic Value Fund AIM V.I. Government Securities Fund AIM V.I. Growth Fund AIM V.I. Mid Cap Core Equity Fund AIM V.I. Premier Equity Fund	A I M Advisors, Inc. 11 Greenway Plaza – Suite 100 Houston, Texas 77046-1173
Alger American Leveraged AllCap Portfolio	Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003

Before investing

Please read the accompanying Fund prospectuses carefully. They contain important information on the investment objectives, policies, charges and expenses of the Funds.

Investment advisers

Fund	Investment adviser and principal business address
AllianceBernstein Real Estate Investment Portfolio AllianceBernstein Value Portfolio AllianceBernstein Growth & Income Portfolio AllianceBernstein Premier Growth Portfolio	Alliance Capital Management LP 1345 Avenue of the Americas New York, New York 10105
AllianceBernstein Technology Portfolio
Davis Financial Portfolio Davis Real Estate Portfolio Davis Value Portfolio	Davis Selected Advisers, LP 2949 East Elvira Road Suite 101 Tucson, Arizona 85706
Fidelity VIP Balanced Portfolio Fidelity VIP Contrafund Portfolio Fidelity VIP Equity-Income Portfolio Fidelity VIP Growth Portfolio Fidelity VIP Investment Grade Bond Portfolio	Fidelity Management & Research Company 82 Devonshire Street Boston, Massachusetts 02109
Fidelity VIP Mid Cap Portfolio
Franklin Rising Dividends Securities Fund Franklin Small Cap Value Securities Fund	Franklin Advisory Services, LLC One Parker Plaza Ninth Floor Fort Lee, New Jersey 07024
Gabelli Capital Asset Fund	Gabelli Funds, LLC One Corporate Center Rye, New York 10580-1422
MFS Bond Series MFS Capital Opportunities Series MFS Emerging Growth Series MFS Investors Trust Series MFS New Discovery Series MFS Strategic Income Series	MFS Investment Management 500 Boylston Street Boston, Massachusetts 02116
MFS Total Return Series
Templeton Growth Securities Fund	Templeton Global Advisers Limited (Adviser) Lyford Cay Nassau, Bahamas Templeton Asset Management Limited (Sub-adviser) #7 Temasek Boulevard #38-3 Suntec Tower One Singapore 038987
Value Line Centurion Fund Value Line Strategic Asset Management Trust	Value Line Inc. 220 East 42nd Street New York, New York 10017
Van Kampen Life Investment Trust Government Portfolio Van Kampen Life Investment Trust Growth and Income Portfolio	Van Kampen Asset Management 1221 Avenue of the Americas New York, New York

14	PROSPECTUS	ACCUMULATION PERIOD

FIXED-RATE OPTION

For a period of time in early 2003, contract owners who purchased a new contract were eligible to allocate money to the fixed-rate option. Effective May 1, 2003, the fixed-rate option was no longer available for new contracts. Those contract owners who currently own a contract with the fixed-rate option endorsement may make additional deposits and may also make transfers from the variable investment options to the fixed-rate option. These additional deposits and transfers are limited to a maximum of $10,000 per contract year. We reserve the right to suspend, discontinue or otherwise restrict the availability of the fixed-rate option for additional payments and/or transfers under existing contracts. If you own a contract with the fixed-rate option endorsement, the following information applies to your contract.

The fixed-rate option is not registered under the Securities Act of 1933 or as an investment company under the 1940 Act, and is therefore not subject to the provisions or restrictions of these Acts. However, the following disclosure about the fixed-rate option may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements not in prospectuses.

In the fixed-rate option, we guarantee that the net premium payments you invest will earn daily interest at a minimum annual rate which is disclosed in your contract. (This minimum annual rate will be either 3% or 1.5% depending on the insurance laws in your state.) You can allocate all of your net premium payments to this option, subject to the conditions stated above, or you may choose it as one of your investment selections. The value of your net premiums invested in the fixed-rate option does not vary with the investment experience of any Fund. The money that you put into your fixed-rate option becomes part of GIAC’s general assets.

At certain times we may choose to pay interest at a rate higher than the minimum annual rate specified in your contract, but we aren’t obliged to do so. Higher interest rates are determined at our discretion, and we can change them prospectively without notice. We don’t use a specific formula to determine interest rates; rather we consider such factors as general economic trends, current rates of return on our general account investments, regulatory and tax requirements, and competitive factors. The rate of interest we pay hasn’t been limited by our Board of Directors.

When you buy a contract, please note:

•	You can choose up to 20 investment options or 19 variable investment options and the fixed-rate option (if available) at any one time.

•	There are no initial sales charges on the premium payments that you allocate to the variable investment options.

•	All of the dividends and capital gains distributions that are payable to variable investment options are reinvested in shares of the applicable Fund at the current net asset value.

•	When the annuity period of the contract begins, we will apply your accumulation value to a payment option in order to make annuity payments to you.

•	You can arrange to transfer your investments among the options or change your future allocations by notifying us in writing or by telephone. Currently, there is no fee for this, but we reserve the right to charge a fee, to limit the number of transactions or otherwise restrict transaction privileges.

•	You can change beneficiaries as long as the annuitant is living.

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Personal security

When you call us, we will require identification of your contract as well as your personal security code. We may accept transfer instructions or changes to future allocation instructions from anyone who can provide us with this information. Neither GIAC, Guardian Investor Services LLC, nor the Funds will be liable for any loss, damage, cost or expense resulting from a telephonic or electronic request we reasonably believe to be genuine. As a result, you assume the risk of unauthorized or fraudulent telephonic or electronic transactions. We may record telephone conversations without disclosure to the caller. See Telephonic and Electronic Services.

Here are some of the important conditions that apply when we pay interest on your investments in the fixed-rate option:

•	The initial interest rate that we credit to your premiums or transfers will be whatever rate is in effect on the date the amounts are allocated to the fixed-rate option.

•	This interest rate will continue until the next contract anniversary date (unless you have elected Dollar Cost Averaging from the fixed-rate option over a shorter period of time).

•	At that time, all payments and transfers allocated to the fixed-rate option during the previous year, together with interest earned, will be credited with the rate of interest in effect on the renewal date, known as the renewal rate.

•	The renewal rate will be guaranteed until the next contract anniversary date.

If your state’s insurance department permits, your contract may have what’s known as a bailout rate. If the renewal rate set on any contract anniversary date is less than the bailout rate, you can withdraw all or part of the money you have invested for at least one year in the fixed-rate option from the contract without incurring a deferred sales charge. We must receive your written request in good order for such a withdrawal at our customer service office within 60 days after the contract anniversary.

The fixed-rate option may not be available in your state. We reserve the right to discontinue this option at any time. We also reserve the right to suspend, discontinue or otherwise restrict the availability of the fixed-rate option for additional payments and/or transfers under existing contracts.

TRANSFERS

You can transfer money among variable investment options or change your future percentage allocations to options both before and after the date annuity payments begin. You can also transfer to and from the fixed-rate option, but only before the date annuity payments begin. Transfers are subject to certain conditions, which are described below.

If you are considering a transfer or change in your allocations, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals.

During the accumulation period and up to 30 days before the date annuity payments are scheduled to begin, you can transfer all or part of your accumulation value among the contract options. These transfers are subject to the following rules:

•	We permit transfers from the fixed-rate option to any variable investment option only once each contract year, during the 30 days

Transfers

You can transfer money among variable investment options both before and after the date annuity payments begin.

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beginning on the contract anniversary date. There is an exception for the dollar cost averaging feature; amounts that have been in the fixed-rate option longest will be transferred out first. The maximum yearly transfer from the fixed-rate option is the greater of the following:

–	50% of the amount in the fixed-rate option on the applicable contract anniversary date, or

–	the amount equal to the largest previous transfer out of the fixed-rate option for your contract.

•	Each transfer involving the variable investment options will be based on the accumulation unit value that is next calculated after we have received proper transfer instructions from you.

•	If you have selected the GMWB rider, your transfers are limited to moving 100% of the contract accumulation value from one allocation model to another allocation model. See Guaranteed Minimum Withdrawal Benefit (GMWB) Rider.

We will implement a transfer or changes to your allocations upon receiving your written, telephone or electronic instructions in good order. If we receive your transfer request on a business day before the close of the New York Stock Exchange, generally 4:00 p.m. New York City time, you will receive that day’s unit values. Your telephone transfer instructions will be considered received before 4:00 p.m. if the telephone call is completed no later than 4:00 p.m.

After the date annuity payments begin, if you have a variable annuity option you can transfer all or part of the value of your annuity among the variable investment options only once each calendar year. No fixed-rate option transfers are permitted.

FREQUENT TRANSFERS AMONG THE VARIABLE INVESTMENT OPTIONS

Frequent or unusually large transfers may dilute the value of the underlying fund shares if the trading takes advantage of any lag between a change in the value of an underlying fund’s portfolio securities and the reflection of that change in the underlying fund’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of an underlying fund at a price that does not reflect the current market value of the portfolio securities of the underlying fund, and then to realize a profit when the shares are sold the next business day or thereafter. In addition, frequent transfers may increase brokerage and administrative costs of the underlying funds, and may disrupt an underlying fund’s portfolio management strategy, requiring it to maintain a relatively higher cash position and possibly resulting in lost opportunity costs and forced liquidations of securities held by the fund.

GIAC endeavors to protect long-term contractowners by maintaining policies and procedures to discourage frequent transfers among investment options under the contracts, and has no arrangements in place

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to permit any contractowner to engage in frequent transfer activity. If you wish to engage in such strategies, do not purchase this contract.

If we determine that you are engaging in frequent transfer activity among investment options, we may, without prior notice, limit your right to make transfers or allocation changes. We monitor for frequent transfer activity among the variable investment options based upon established parameters that are applied consistently to all contractowners. Such parameters may include, without limitation, the length of the holding period between transfers, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. We do not apply our policies and procedures to discourage frequent transfers to dollar cost averaging programs or any asset rebalancing programs.

If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any harm to other contractowners and persons with material rights under a contract. This may include applying the restrictions to any contracts that we believe are related (e.g., two contracts with the same owner or owned by spouses or by different partnerships or corporations that are under common control). The restriction that we currently apply is to limit the number of transfers to not more than once every 30 days. We may change this restriction at any time and without prior notice. We will not grant waivers or make exceptions to, or enter into special arrangements with, any contractowners who violate these parameters. If we impose any restrictions on your transfer activity, we will notify you in writing. Restrictions that we may impose, subject to certain contract provisions that are required and approved by state insurance departments, include, without limitation:

•	limiting the frequency of transfers to not more than once every 30 days;

•	imposing a fee of $25 per transfer, if you make more than twelve transfers within a contract year;

•	requiring you to make your transfer requests in writing through the U.S. Postal Service, or otherwise restricting electronic or telephone transaction privileges;

•	refusing to act on instructions of an agent acting under a power of attorney on your behalf;

•	refusing or otherwise restricting any transaction request that we believe alone, or with a group of transaction requests, may have a harmful effect;

•	impose a holding period between transfers; or

•	implementing and imposing on you any redemption fee imposed by an underlying fund.

We currently do not impose redemption fees on transfers or expressly limit the number or frequency of transfers. Redemption fees, transfer limits, and other procedures may be more or less successful than ours in deterring or preventing harmful transfer activity.

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Please note that the limits and restrictions described here are subject to GIAC’s ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by contractowners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers, there is no assurance that we will be able to detect and/or to deter frequent transfers.

We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity, or to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on contractowners engaging in frequent transfers. In addition, our orders to purchase shares of the funds are generally subject to acceptance by the fund, and in some cases a fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any contractowners’ transfer request if our order to purchase shares of the fund is not accepted by, or is reversed by, an applicable fund.

The underlying funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying funds should describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying funds and the policies and procedures we have adopted to discourage frequent transfers. For instance, an underlying fund may impose a redemption fee. Contractowners should be aware that we may not have the contractual obligation or the operational capacity to monitor contractowners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. For example, underlying funds may implement policies and procedures for monitoring frequent trading activity that are unique to a particular fund. Because of the number of underlying funds that we offer under our variable annuity contracts, it may not be possible for us to implement these disparate policies and procedures. Accordingly, you should assume that the sole protection you may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted at the contract level to discourage frequent transfers.

You should note that other insurance companies and retirement plans also invest in the underlying funds and that those companies or plans may or may not have their own policies and procedures on frequent transfers. You should also know that the purchase and redemption orders received by the underlying funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the underlying funds’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying funds will not be harmed by

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Surrenders and

partial withdrawals

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding.

transfer activity relating to the retirement plans and/or other insurance companies that invest in the underlying funds. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent transfer activity, it may affect the value of your investment in the fund. In addition, if an underlying fund believes that an omnibus order we submit may reflect one or more transfer requests from contractowners engaged in frequent transfer activity, the underlying fund may reject the entire omnibus order and thereby interfere with GIAC’s ability to satisfy your request even if you have not made frequent transfers. For transfers into more than one investment option, we may reject or reverse the entire transfer request if any part of it is not accepted by or is reversed by an underlying fund.

SURRENDERS AND PARTIAL WITHDRAWALS

During the accumulation period and while the annuitant and all contract owners are living, you can redeem your contract in whole. This is known as surrendering the contract. If you redeem part of the contract, it’s called a partial withdrawal. During the annuity period, unless you selected either annuity payout Option V-4, Variable Annuity Payments to age 100, or annuity payout option F-4, Annuity Payments to age 100, we will not accept requests for surrenders or partial withdrawals after the date annuity payments begin. See Variable Annuity Payout Options.

Your request for surrenders and partial withdrawals must be received in good order. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss.

To process a partial withdrawal, we will redeem enough accumulation units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit value next calculated after we receive a proper request from you. We will deduct any applicable contract charges, deferred sales charges and annuity taxes from the proceeds of a surrender. In the case of a partial withdrawal, we will cash additional units to cover these charges. See Contract Costs and Expenses: Contingent Deferred Sales Charge. To effect your request, we will cash variable accumulation units from the variable investment divisions on a pro rata basis, unless you instruct us differently.

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding.

In the first four contract years, you are allowed to make an annual withdrawal from the contract, without paying a deferred sales charge, of an amount equal to the greater of:

•	On the date of withdrawal, the excess of the accumulation value over the total of the net premium payments that you have made (and not withdrawn), in the first three contract years; or

•	10% of the total premium payments made during the first three contract years, minus the total of all the withdrawals you already made during the current contract year.

Special restrictions

There are special restrictions on withdrawals from contracts issued in connection with Section 403(b) and other qualified plans. Please see Financial information: Federal tax matters for details about how withdrawals can be made from these contracts.

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You may request a schedule of systematic partial withdrawals. Under such a program, you may elect to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis. Redemptions from the contract will be effective on the 21st of the month or the next following business day preceding the payment date. Withdrawals under this program are not the same as annuity payments you would receive from a payout option. Your contract value will be reduced by the amount of any withdrawals, applicable contract charges, deferred sales charges and annuity taxes. Such systematic withdrawals may be used to satisfy special tax rules related to substantially equal periodic payments or other needs you may have. We are not responsible for the accuracy of the calculations for distributed amounts or compliance with tax provisions. Please see Financial Information: Federal tax matters.

For the purpose of calculating the deferred sales charge and in order to minimize the applicable deferred sales charge, all amounts withdrawn are deemed to be withdrawn on a last-in first-out basis. In other words, we withdraw all available monies before we withdraw premium payments made during the first three contract years, which are subject to a deferred sales charge. Premium payments made in the fourth contract year and later will not be subject to a deferred sales charge upon withdrawal. Also, in spousal continuation situations, we withdraw all premium payments made prior to spousal continuation, which are not subject to a deferred sales charge, before we withdraw any premium payments made after spousal continuation.

Unless you are making a withdrawal directly from the fixed-rate option in accordance with the bailout provisions, we will cash accumulation units in the following order:

•	all variable accumulation units attributable to the investment divisions; this will be done on a pro-rata basis unless you instruct us differently, then

•	all fixed accumulation units attributable to the fixed-rate option.

We will send you your payment within seven days of receiving a request from you in good order. Please see the margin note Payments later in this section.

If you have a question about surrenders or withdrawals, please call us toll free at 1-800-221-3253.

Involuntary Surrenders When Contract Value is Less than $2,000

If you have less than $2,000 left in your contract after a partial withdrawal, we have the right to cancel the contract and pay you the balance of the proceeds. This is called an involuntary surrender, and it may be subject to any applicable contract charges, deferred sales charges and annuity taxes. Please see Financial information: Federal tax matters.

Assigning contract interests

If the contract is part of a corporate retirement plan or an individual plan under sections 401(a), 403(b) or 408 of the Internal Revenue Code, the contract owner’s interest in the contract cannot be assigned. Assigned contract interests may be treated as a taxable distribution to the contract owner. See Federal tax matters for more information.

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Programs to build

your annuity

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.

MANAGING YOUR ANNUITY

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.

There is no fee for dollar cost averaging or portfolio rebalancing. We also have the right to modify or discontinue either program. We’ll give you written notice if we do so. Transfers under either program do not count against any free transfers permitted under the contract. You may terminate either program at any time. However, money in the fixed-rate option will be subject to transfer restrictions which apply to the fixed-rate option. See Transfers for limitations on such transfers.

Reports

At least twice each year, we send a report to each contract owner that contains financial information about the underlying Funds, according to applicable laws, rules and regulations. In addition, at least once each year, we send a statement to each contract owner that reports the number of accumulation units and their value under the contract.

If several members of the same household each own a contract, we may send only one such report or prospectus to that address, unless you instruct us otherwise.

You may receive additional copies by calling or writing our Customer Service Office.

Dollar Cost Averaging Programs

You can transfer specific amounts of money from one investment option to another on a monthly basis, as opposed to investing the total amount at one time. This approach may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses.

If you wish to take advantage of this program, you must designate a dollar amount to be transferred automatically out of either The Guardian Cash Fund investment division or the fixed-rate option, but not from both. You can designate the fixed-rate option for dollar cost averaging if you currently own a contract with the fixed-rate option endorsement. After May 1, 2003, dollar cost averaging into or out of the fixed-rate option will no longer be available for new contracts. The money can go into one or more of the other variable investment options or the fixed-rate option. The rule still applies that you can invest in a maximum of only 20 options at one time (this includes the required Guardian Cash Fund or fixed-rate option).

You can begin dollar cost averaging when you buy your contract or at any time afterwards, until annuity payments begin, by completing the dollar cost averaging election form and returning it to us. We must receive it in good order at least three business days before the monthly anniversary date of when you wish the transfers to begin.

You may select dollar cost averaging from The Guardian Cash Fund investment division for periods of 12, 24 or 36 months. Dollar cost averaging from the fixed-rate option may be selected for a period of 36 months. Your total accumulation value at the time must be at least $10,000 for transfers over a 12-month period, and $20,000 for transfers over a 24 to 36 month period. Transfers will be made in the amounts you designate and must be at least $100 per receiving investment option.

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Additionally, if you currently own a contract with the fixed-rate option endorsement, we offered programs that provided special rates of interest if you elected dollar cost averaging for specific periods for the amount contributed to the fixed-rate option at the time your contract was issued. However, because your balance will be decreasing as money is transferred out of the fixed-rate option, the actual interest rate paid through these programs will be less than the stated rate of interest. The first transfer occured on the issue date of the contract. The remaining transfers occur on each monthly contract anniversary until the program’s conclusion. The last transfer consists only of the accumulated interest. If you terminate a special interest rate program, the money remaining in the fixed-rate option will revert to earning the standard interest rate. These programs are not available for new contracts issued after May 1, 2003.

Portfolio Rebalancing

Over time, you may find that the investment performance of certain Funds results in a shift in your holdings beyond the percentage you originally allocated. If this occurs, you may wish to use our portfolio rebalancing program to maintain a desired asset allocation mix. If you choose, we will automatically transfer amounts among your variable investment options to return them to the designated percentages. We will process these transfers quarterly. To participate in this program you must have an accumulation value of at least $10,000.

Automated Transfer and Automated Alert Programs

Our Automated Transfer (AT) Program offers you the ability to set up a future automatic transfer between two variable investment options offered through your contract when the accumulation unit value for a selected variable investment option either changes by a specified percentage or reaches a specific dollar amount. When you establish the AT order, you can select this percentage or dollar amount as well as the actual amount that will be transferred.

An AT buy order allows you to establish an order to transfer money from The Guardian Cash Fund to any of the available variable investment options based on the percentage or dollar amount criteria you specify. An AT sell order allows you to establish an order to transfer money from any one of the available variable investment options to The Guardian Cash Fund based on the percentage or dollar amount criteria that you specify. If an AT order is submitted in good order to GIAC’s Customer Service Office on a business day prior to 4:00 p.m. New York City time, the order will be established on the date it is submitted. If an AT order is submitted in good order on a business day after 4:00 p.m. New York City time or if it is submitted on non-business days, the order will be established on the next business day.

Once an AT order is established, and if the criteria you specify are met, a transfer will be automatically scheduled to be processed on the next business day. The AT will be processed on the next business day using that next business day’s accumulation unit value. The accumulation unit

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value of the specified variable investment option on the day the AT order criteria are met could fluctuate significantly from the accumulation unit value of that variable investment option on the next business day. You will have an opportunity to cancel the AT, either electronically via our website or by telephone, up until 4:00 p.m. New York City time on the day the AT is scheduled to be processed. Your cancellation must be received by GIAC’s Customer Service Office in good order before 4:00 p.m. New York City time on the day the AT is scheduled to be processed in order for the cancellation to be effective. As a courtesy to you, we will send an e-mail to the e-mail address(es) you specify informing you that the AT criteria has been met and an AT has been scheduled to be processed on the next business day. We cannot guarantee that you will receive this e-mail prior to the time that your AT will be processed. In the event you do not receive this e-mail or we do not receive your cancellation instructions in accordance with the requirements detailed above, GIAC will not be responsible for acting upon an AT order established by you, if that AT was processed in accordance with your previously received specifications.

After you establish an AT order, that AT order will remain active for the duration that you specify when you establish the order and will expire on the earliest to occur of the following: the date the AT is processed according to your specified criteria, or the order expiration date, or the date you cancel the order (if that date is prior to the order expiration date you previously specified). In addition, an active AT order and/or an AT that is scheduled to be processed will be cancelled automatically if any one of the following events occur: the contract is surrendered or you begin receiving annuity payments; a death claim is pending or paid; the owner is changed on the contract; any of the optional benefit riders you may have selected are terminated; your transfer rights have been restricted under the contract; assets in the variable investment options you specified are not available to process the transfer; or, at the time we attempt to process the AT, you are already invested in the maximum number of investment options.

The following requirements also apply to the AT program for each contract owned by you:

•	The contract accumulation value must be at least $10,000 in order to establish an AT order.

•	AT orders cannot be established if you are utilizing the dollar cost averaging and portfolio rebalancing programs.

•	AT orders cannot be established if you have an active living benefit rider on your contract.

•	AT orders cannot be established if you are receiving systematic partial withdrawals under your contract.

•	Only one AT buy order may be active at any one time.

•	Multiple AT sell orders are permitted at any time, but each AT sell order must be from a different variable investment option.

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•	If multiple AT sell and/or buy orders meet their respective specified criteria on the same day, all such AT orders will be processed on the next business day, unless we receive the appropriate cancellation instructions from you.

Our Automated Alert program offers you the ability to request an e-mail from us notifying you that: 1) a selected variable investment option either changes by a specified percentage or reaches a specific dollar amount, or; 2) your contract accumulation value reaches a certain amount or changes by a certain percentage. The Automated Alert is for your information only. No transaction will occur automatically as a result of either requesting an Automated Alert or receiving an e-mail from us informing you that your specified criteria has been met.

When an Automated Alert meets the criteria you specified, we will send you an e-mail notification to the e-mail address(es) that you provided to us at the time you requested the Automated Alert. It is your responsibility to ensure that the e-mail addresses that you provided to us are correct and are able to accept delivery of this e-mail notification. Nevertheless, we cannot guarantee that you will receive your Automated Alert e-mail. In the event you do not receive this e-mail, GIAC will not be responsible for any consequences arising out of any Automated Alert e-mails you do not receive.

GIAC reserves the right to discontinue or restrict the use of AT and Automated Alert privileges at any time, at its discretion. GIAC does not currently charge a fee for the AT and Automated Alert programs. However, we reserve the right to limit the frequency of ATs and Automated Alerts or to impose a charge for ATs and Automated Alerts. Other rights reserved by GIAC with respect to transfers are described in this prospectus, including the right to refuse transfers under certain conditions. See The accumulation period: Transfers.

Payments

For all transactions, we can delay payment if the contract is being contested. We can also delay payment until a premium payment check has cleared the payee’s bank. We may postpone any calculation or payment from the variable investment options if:

•	the New York Stock Exchange is closed for trading or trading has been suspended, or

•	the Securities and Exchange Commission restricts trading or determines that a state of emergency exists which may make payment or transfer impracticable.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a contractowner’s account. If these laws apply in a particular situation, we would not be allowed to process any request for a surrender, partial withdrawal, or transfer, or pay death benefits or make annuity payments. If a contract is frozen, the accumulation value would be moved to a special segregated account and held there until we receive instructions from the appropriate federal regulator. These laws may also require us to provide information about you and your contract to government agencies and departments.

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THE ANNUITY PERIOD

WHEN ANNUITY PAYMENTS BEGIN

You choose the month and year in which we will begin paying annuity benefits. The first payment is made on the first day of the month. The date you choose can’t be later than the annuitant’s 90th birthday. Please note that this date may be determined by the retirement plan under which your annuity contract was issued.

HOW YOUR ANNUITY PAYMENTS ARE CALCULATED

You can choose an annuitization option and select either variable or fixed payments or a combination of variable and fixed payments, if available, under that specific option. We use the following information to determine the annuity purchase rate when applying your accumulation value to an annuity payout option:

•	the table in your contract reflecting the gender and nearest age of the annuitant,

•	the annuity payout option you choose, and

•	if you choose a variable payout option, the assumed investment return you choose, and the investment returns of the variable investment options you choose.

Certain guaranteed annuity purchase rates appear in a table in your contract. Currently, we are using annuity purchase rates that are more favorable to you than those in your contract. We may change these rates from time to time but the rate will never be less favorable to you than those guaranteed in your contract. The appropriate annuity purchase rate is then used to calculate the number of annuity units attributable to your selected investment options. You will be credited with these annuity units based on the amount applied to the payout option (your accumulation value less any applicable annuity taxes) on the processing date for your first annuity payment. The number of annuity units credited to you is fixed for the duration of the annuity period unless you reallocate among the investment options, take a partial withdrawal from Option V-4, or switch from Option V-4 to Option V-1. Each of your variable annuity payments is determined by multiplying the number of annuity units for each investment option by the annuity unit value for the appropriate investment option on the payment processing date. Your annuity payment will be the sum of these amounts.

The number and amount of your annuity payments won’t be affected by the longevity of annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.

We will make annuity payments once a month, or another periodic schedule acceptable to us, except as follows:

•	Proceeds of less than $2,000 will be paid to you in a single payment and the contract will be cancelled.

•	We may change the schedule of payments to avoid payments of less than $20.

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If you choose a variable annuity payment, or a combination of variable and fixed payments, you may choose an assumed investment return on the variable annuity payments of 0%, 3 1/2% or 5%, if allowed by applicable law or regulation, before we start making payments to you. If no choice is made, an effective annual interest rate of 3 1/2% will be used as the assumed investment return.

The assumed investment return is a critical assumption for calculating variable annuity payments. The greater the assumed investment return selected, the greater your initial annuity payment will be. A higher assumed investment return may result in a smaller potential growth in annuity payments. Conversely, a lower assumed investment return results in a lower initial annuity payment, but future annuity payments have the potential to be greater. The first variable payment will be based on the assumed investment return. Subsequent variable payments will fluctuate based on the performance of the variable investment options you have chosen as compared to the assumed investment return. For each such subsequent variable payment:

•	If the actual net annual return on investment equals the assumed investment return, the amount of your variable annuity payments will not change.

•	If the actual net annual return on investment is greater than the assumed investment return, the amount of your variable annuity payments will increase.

•	If the actual net annual return on investment is less than the assumed investment return, the amount of your variable annuity payments will decrease.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

VARIABLE ANNUITY PAYOUT OPTIONS

The payout options currently offered are discussed below. You can choose to have annuity payments made under any one or a combination of the variable or fixed-rate annuity payout options that are available. You can make your choice at any time before your annuity payments begin. At any time, we may discontinue any of these options or make additional options available.

All variable annuity payout options are designated with the letter “V.” After the first payment, the amount of variable annuity payments will increase or decrease to reflect the value of your variable annuity units. The value of the units will reflect the performance of the variable investment options chosen. This is why the amount of each payment will vary.

There are a variety of payout options for you to choose from that we’ve described below. If you do not make a choice, we will automatically select Option V-2 with a 120-month guarantee period. You may change options if you wish, provided you do so before we begin processing your first annuity payment.

Variable annuity

payout options

•	OPTION V-1 Life Annuity without Guaranteed Period

•	OPTION V-2 Life Annuity with Guaranteed Period

•	OPTION V-3 Joint and Survivor Annuity

•	OPTION V-4 Variable Annuity Payments To Age 100

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OPTION V-1 – Life Annuity without Guaranteed Period

We make payments during the annuitant’s lifetime, ending with the payment preceding the annuitant’s death. This option allows for the maximum variable payment because there is neither a guaranteed minimum number of payments nor a provision for a death benefit for beneficiaries. It is possible that we may only make one payment under this option, if the annuitant dies before the date of the second payment.

OPTION V-2 – Life Annuity with Guaranteed Period

We make payments during the annuitant’s lifetime, but if the annuitant dies before the end of the guaranteed period selected by you, the remaining payments will be made to the beneficiary. Available guaranteed periods are for 60, 120, 180 or 240 months. Upon the annuitant’s death, the beneficiary can choose to take all or part of the remaining payments in a lump sum at the present value of the current dollar amount of the remaining payments. If the beneficiary dies while receiving the payments, the present value of the remaining number of variable annuity payments will be paid in one lump sum to the beneficiary’s estate.

OPTION V-3 – Joint and Survivor Annuity

We make payments during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor’s lifetime. There are two versions available. One version provides that if both the annuitant and joint annuitant die before the end of a guaranteed period of 60, 120, 180 or 240 months, as selected by you, any remaining payments will be made to the beneficiary. The beneficiary can choose to take all or part of the remaining payments in a lump sum at the present value of the current dollar amount of the remaining payments. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at the present value of the current dollar amount of the remaining payments to the beneficiary’s estate. The second version provides that after the death of the annuitant or joint annuitant, payments will continue during the survivor’s lifetime based on a percentage chosen by you of the amount that would have been payable if both annuitants were living. Under this version, it is possible that only one annuity payment will be made if both the annuitant and joint annuitant die before the date of the second payment.

OPTION V-4 – Variable Annuity Payments to Age 100

We make payments for a whole number of years. The number of years will equal 100 minus the annuitant’s age when annuity payments begin. If the annuitant dies before age 100, we will pay the balance of the payments to the beneficiary for the remainder of that period, unless the beneficiary elects to be paid the present value of the remaining annuity payments in a lump sum. If the beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary’s estate. Under this option, the payee has the right to change to Option V-1, the Life Annuity without Guaranteed Period.

28	PROSPECTUS	ANNUITY PERIOD

Under Option V-4, the payee has the right to withdraw all or a portion of the present value of the remaining payments. If you request a partial withdrawal, we will liquidate annuity units in the amount necessary to meet the amount of your request. As a result, you will have fewer remaining annuity units which will lower the amount of money you receive in future income payments and the value of your remaining future payments will decrease. The following conditions apply to partial withdrawals.

•	The payee may not withdraw less than $500.

•	One partial withdrawal is permitted each quarter without charge (other than any applicable deferred sales charge) and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

•	After giving effect to the withdrawal, the present value of the remaining payments must be at least $2,000, and the remaining monthly payment must be at least $20 (or $60 quarterly, $120 semi-annually, or $240 annually).

If your partial withdrawal request does not meet the third condition, we will promptly attempt to contact you for additional instructions. If we don’t receive revised instructions that comply with the third condition within five business days of the original request, we will pay you the present value of the remaining payments and cancel your contract. This surrender is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

In a recent ruling, the Internal Revenue Service (IRS) concluded that a partial withdrawal on or after the annuity commencement date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner’s investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity commencement date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis as set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax advisor regarding the tax consequences to you of a partial withdrawal under Option V-4. Other rules may apply to partial withdrawals from qualified contracts that elect Option V-4.

If you make a surrender or partial withdrawal during the annuity period under Option V-4 and if we waived the deferred sales charge when the contract proceeds were applied to the Option V-4, the amount withdrawn will be reduced by a portion of the charge that was waived. The reduction in the amount withdrawn will be the amount obtained by multiplying (a) by the result of (b) divided by (c) multiplied by (d) where:

(a)	is the deferred sales charge that was applicable at the time the contract proceeds were applied to this payout option:

ANNUITY PERIOD	PROSPECTUS	29

Fixed-rate annuity

payout options

•	OPTION F-1 Life Annuity without Guaranteed Period

•	OPTION F-2 Life Annuity with 10-Year Guaranteed Period

•	OPTION F-3 Joint and Survivor Annuity

•	OPTION F-4 Variable Annuity Payments To Age 100

(b)	is the number of whole months of any remaining unpaid payments until the date when the deferred sales charge would have been zero;

(c)	is the number of whole months remaining when the contract proceeds were applied to the payout option until the date when the deferred sales charge would have been zero; and

(d)	is the amount of the present value of payments withdrawn divided by the total present value of the variable payments.

The reduction in the amount withdrawn, as shown by a formula, is as follows:

(a) ×	(	b	)	× (d)
c

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

FIXED-RATE ANNUITY PAYOUT OPTIONS

All Fixed Annuity Payout Options are designated by the letter “F.”

OPTION F-1 – Life Annuity without Guaranteed Period

We make fixed payments during the annuitant’s lifetime, ending with the payment preceding the annuitant’s death. This option offers the maximum fixed payment because there is neither a guaranteed minimum number of fixed payments nor a provision for a death benefit for beneficiaries. It is possible we may only make one payment under this option, if the annuitant dies before the date of the second payment.

OPTION F-2 – Life Annuity with Guaranteed Period

We make fixed payments during the annuitant’s lifetime, but if the annuitant dies before the end of the guaranteed period selected by you, the remaining payments will be made to the beneficiary. Available guaranteed periods are for 60, 120, 180 or 240 months. Upon the annuitant’s death, the beneficiary can choose to take all or part of the remaining payments in a lump sum at the present value of the remaining payments. If the beneficiary dies while receiving the payments, the present value of the remaining number of annuity payments will be paid to the beneficiary’s estate.

OPTION F-3 – Joint and Survivor Annuity

We make fixed payments during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor’s lifetime. There are two versions available. One version provides that if both the annuitant and joint annuitant die before the end of a guaranteed period of 60, 120, 180 or 240 months, as selected by you, any remaining payments will be made to the beneficiary. The beneficiary can choose to take all or part of the remaining payments in a lump sum at the present value of the remaining payments. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at the present value of the remaining

30	PROSPECTUS	ANNUITY PERIOD

payments to the beneficiary’s estate. The second version provides that after the death of the annuitant or joint annuitant, payments will continue during the survivor’s lifetime based on a percentage chosen by you of the amount that would have been payable if both annuitants were living. Under this version, it is possible that only one annuity payment will be made if both the annuitant and joint annuitant die before the date of the second payment.

OPTION F-4 – Annuity Payments to Age 100

We make payments for a whole number of years. The number of years will equal 100 minus the annuitant’s age when annuity payments begin. Payments will never be less than the guaranteed amounts shown in your contract. If you choose this option, it will earn interest at the then current interest rate set by us. We declare a new interest rate for this option on January 1st of each year, which will remain in effect for the whole calendar year. Annuity payment amounts will increase if the rate we credit is greater than the guaranteed interest rate of 3%.

If the annuitant dies before age 100, we will pay the balance of the payments to the beneficiary for the remainder of that period, unless the beneficiary elects to be paid the present value of the remaining annuity payments in a lump sum. If the beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary’s estate. Under this option, the payee has the right to change to Option F-1, the Life Annuity without Guaranteed Period.

Under Option F-4, the payee has the right to withdraw all or a portion of the present value of the remaining payments. This will result in a reduction in future payments. The following conditions apply to partial withdrawals.

•	The payee may not withdraw less than $500.

•	One partial withdrawal is permitted each quarter without charge (other than any applicable deferred sales charge) and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

•	After giving effect to the withdrawal, the present value of the remaining payments must be at least $2,000, and the remaining monthly payment must be at least $20 (or $60 quarterly, $120 semi-annually, or $240 annually).

If your partial withdrawal request does not meet the third condition, we will promptly attempt to contact you for additional instructions. If we don’t receive revised instructions that comply with the third condition within five business days of the original request, we will pay you the present value of the remaining payments and cancel your contract. This surrender is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

ANNUITY PERIOD	PROSPECTUS	31

In a recent ruling, the Internal Revenue Service (IRS) concluded that a partial withdrawal on or after the annuity commencement date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner’s investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity commencement date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis as set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax advisor regarding the tax consequences to you of a partial withdrawal under Option F-4. Other rules may apply to partial withdrawals from qualified contracts that elect Option F-4.

If you make a surrender or partial withdrawal during the annuity period under Option F-4, and, if we waived the deferred sales charge when the contract proceeds were applied to the Option F-4, the amount withdrawn will be reduced by a portion of the charge that was waived. The reduction in the amount withdrawn will be the amount obtained by multiplying (a) by the result of (b) divided by (c) multiplied by (d) where:

a)	is the deferred sales charge that was applicable at the time the contract proceeds were applied to this payout option:

b)	is the number of whole months of any remaining unpaid payments until the date when the deferred sales charge would have been zero;

c)	is the number of whole months remaining when the contract proceeds were applied to the payout option until the date when the deferred sales charge would have been zero; and

d)	is the amount of the present value of payments withdrawn divided by the total present value of the variable payments.

The reduction in the amount withdrawn, as shown by a formula, is as follows:

(a) ×	(	b	)	× (d)
c

The interest rate we use to compute the present value of any remaining unpaid payments will be the guaranteed interest rate of 3%.

32	PROSPECTUS	ANNUITY PERIOD

OTHER CONTRACT FEATURES

DEATH BENEFITS

If you or the annuitant you have named dies before the date annuity payments begin, we pay a death benefit. In addition, you have the option of buying an enhanced death benefit rider and/or an earnings benefit rider which may provide higher death benefits upon the death of the annuitant.

If your contract is issued in conjunction with an annuity application postmarked on or before April 23, 2004 and the annuitant was age 79 or younger on the contract’s issue date, the benefit is the greater of:

•	the accumulation value of the contract at the end of the valuation period during which we receive proof of death, minus any annuity taxes; or

•	the total of all premiums paid, minus any partial withdrawals, any deferred sales charges previously paid on any withdrawals and annuity taxes.

If your contract is issued in conjunction with an annuity application postmarked after April 23, 2004 and if the annuitant was age 79 or younger on the contract’s issue date, the benefit is the greater of:

•	the accumulation value of the contract at the end of the valuation period during which we receive proof of death and all required documents in good order, minus any annuity taxes; or

•	the total of all premiums paid, minus an adjusted amount for each partial withdrawal.

The adjusted amount for each partial withdrawal is determined by:

(a)	dividing the amount of each partial withdrawal, including any applicable deferred sales charges and annuity taxes, by the accumulation value of the contract immediately before that withdrawal; and

(b)	multiplying the result of (a) by the death benefit immediately prior to the withdrawal.

For annuitants aged 80 or older on the contract’s issue date, the death benefit will be the accumulation value at the end of the valuation period during which we receive proof of death, minus any annuity taxes.

If you and the annuitant are not the same person, and you (or any owner) die before the date that annuity payments begin, the death benefit will be the accumulation value at the end of the valuation period during which we receive proof of death, minus any annuity taxes.

If the annuitant is not the contract owner and dies on or before the date that annuity payments begin, we will pay the death benefit to the beneficiary. If the beneficiary has also died, we will pay the benefit to the contingent beneficiary. If no contingent beneficiary has been named, then we will pay the benefit to you, the contract owner. However, if you are no longer living, we will pay the benefit to your estate.

Death benefits

If you or the annuitant you have named dies before the date annuity payments begin, we pay a death benefit. In addition, you have the option of choosing among several enhanced death benefit riders which may provide a higher death benefit upon the death of the annuitant.

OTHER CONTRACT FEATURES	PROSPECTUS	33

If you are both the annuitant and the owner of the contract, and you die before the date annuity payments begin, we will pay the death benefit to your beneficiary, as described above. However, we must distribute your interest according to the Special requirements outlined below. In this situation, your beneficiary will become the new owner of the contract.

We will pay the death benefit in a lump sum unless:

•	You have chosen a different annuity payout option for the death benefit. We must receive notification of your choice at least three business days before we pay out the proceeds.

•	You, the contract owner, have not chosen a payout option and the beneficiary has. Again, we must receive the beneficiary’s request at least three business days before we pay out the proceeds, and within a year of the annuitant’s death.

If the death benefit proceeds will not be paid in one lump sum and the death benefit proceeds exceed the accumulation value of the contract as of the end of the valuation period during which we received proof of death in good order, GIAC will credit to the contract an amount equal to the difference between the death benefit proceeds and the accumulation value of the contract. Such amount will be credited to The Guardian Cash Fund, Inc. investment option.

If you are a contract owner but not the annuitant, and you die before the date annuity payments begin, then any joint contract owner will become the new owner of the contract. If you haven’t named a joint contract owner, then your beneficiary will become the new owner of the contract. In the event of any contract owner’s death, we must distribute all of the owner’s interest in the contract according to the Special requirements outlined below.

Generally, your beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.

Special requirements

If a contract owner dies, the following rules apply.

If the beneficiary (or the sole surviving joint contract owner) is not your spouse, and you die before the date annuity payments begin, then we must distribute all of your interest in the contract within five years of your death.

These distribution requirements will be satisfied if any portion of the deceased contract owner’s interest:

•	is payable to, or for the benefit of, any new contract owner, and

•	will be distributed over the new contract owner’s life, or over a period not extending beyond the life expectancy of any new contract owner.

Primary annuitant

Please note that the primary annuitant is determined in accordance with Section 72(s) of the Internal Revenue Code, which states that he or she is the person the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the contract.

34	PROSPECTUS	OTHER CONTRACT FEATURES

Under the above conditions, distributions must begin within one year of your death.

If the beneficiary (or sole surviving joint contract owner) is your spouse, he or she can continue the contract, assuming the role of contract owner. See Spousal continuation below.

If an owner of the contract is not an individual, then the primary annuitant will be treated as the owner of the contract. In this situation, any change in the annuitant will be treated as the death of the contract owner.

SPOUSAL CONTINUATION

Your contract may be continued under spousal continuation if:

•	you die and your spouse is the only named beneficiary on the date of your death; or

•	your contract has two joint owners; and

•	one but not both joint owners dies before annuity payments begin;

•	the two joint owners were married to each other on the date of the deceased owner’s death; and

•	both joint owners were the only named concurrent beneficiaries on the date of the deceased owner’s death.

We must receive notice of election of spousal continuation by the 90th day after we receive proof in good order of the owner’s death. If the surviving spouse qualifies for spousal continuation and does not elect a method of death benefit payment by such 90th day, spousal continuation will be deemed to have been elected on that day. Spousal continuation will not satisfy minimum required distribution rules for qualified contracts other than IRAs.

Upon spousal continuation, if the death benefit proceeds that would have been paid upon the owner’s death exceed the accumulation value on the date used to calculate the death benefit, then we will credit The Guardian Cash Fund variable investment option with an amount equal to the difference between the death benefit proceeds and the accumulation value. If applicable, the surviving spouse will replace the deceased owner as annuitant or contingent annuitant. The death benefit payable under the continued contract is the accumulation value at the end of the valuation period during which we receive proof of death of the surviving spouse, minus any annuity taxes.

All premium payments made prior to spousal continuation will not be subject to a deferred sales charge. All provisions of the contract with respect to deferred sales charges will apply to the partial withdrawal or surrender of any premium payments made after spousal continuation.

OTHER CONTRACT FEATURES	PROSPECTUS	35

ENHANCED DEATH BENEFITS

When you buy your contract, you can choose to buy an enhanced death benefit rider. The enhanced death benefit riders are only available if the annuitants are under age 75 on your contract’s issue date. If a death benefit is payable and one of these options is in force, the beneficiary will receive either the death benefit described above or the enhanced death benefit, whichever is greater. You should consult your tax adviser prior to selecting any rider.

Three riders are offered:

•	the 7 Year Enhanced Death Benefit Rider which has a daily charge based on an annual rate of 0.20% of the net assets of your variable investment options, and

•	the Contract Anniversary Enhanced Death Benefit Rider, which has a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options if your contract is issued in conjunction with an annuity application postmarked on or before April 23, 2004 and an annual rate of 0.50% of the net assets of your variable investment options if your contract is issued in conjunction with an annuity application postmarked after April 23, 2004, and

•	the Enhanced Contract Anniversary Death Benefit Rider, which has a daily charge based on an annual rate of 0.30% of the net assets of your variable investment options.

These riders are available only in states where they have been approved and where we are continuing to offer them. Please ask your sales agent or call our Customer Service Office for information about the availability of these enhanced death benefit riders in your state.

7 Year Enhanced Death Benefit Rider

The enhanced death benefit under this rider is calculated as follows depending on when your contract was issued:

•	If your contract is issued in conjunction with an annuity application postmarked on or before April 23, 2004 the enhanced death benefit is the accumulation value of the contract at the end of the reset date immediately preceding the annuitant’s death:

–	plus any premiums paid after the reset date
–	minus any partial withdrawals after the reset date
–	minus any deferred sales charges applicable to withdrawals after the reset date and annuity taxes.

If your contract is issued in conjunction with an annuity application postmarked after April 23, 2004, the enhanced death benefit under this rider equals the adjusted accumulation value for the reset date immediately preceding the annuitant’s date of death. The adjusted accumulation value is the accumulation value of the basic contract on the applicable reset date:

–	plus any net premiums paid after the reset date
–	minus an adjusted amount for each partial withdrawal made after the reset date.

36	PROSPECTUS	OTHER CONTRACT FEATURES

The adjusted amount for each partial withdrawal is determined by:

(i)	dividing the amount for each partial withdrawal, including any applicable deferred sales charges and any annuity taxes, by the accumulation value immediately prior to that withdrawal; and

(ii)	multiplying the result of (i) by the enhanced death benefit immediately prior to the withdrawal.

The first reset date is on the seventh contract anniversary date. After this, each reset date will be each seventh contract anniversary date after that (i.e., the 14th, 21st and 28th contract anniversaries, and so on).

Contract Anniversary Enhanced Death Benefit Rider

The enhanced death benefit under this rider is calculated as follows depending on when your contract was issued:

•	If your contract is issued in conjunction with an annuity application postmarked on or before April 23, 2004, the enhanced death benefit is the highest accumulation value of the contract on any contract anniversary before the annuitant’s 85th birthday:

–	plus any premiums paid after that contract anniversary
–	minus any partial withdrawals after that contract anniversary
–	minus any deferred sales charges and annuity taxes applicable to such withdrawals.

If your contract is issued in conjunction with an annuity application postmarked after April 23, 2004, the enhanced death benefit under this rider equals the highest adjusted accumulation value on any contract anniversary before the death of the annuitant and before the annuitant’s 85th birthday. The adjusted accumulation value is the accumulation value of the basic contract on any contract anniversary:

–	plus any net premium payments received after that contract anniversary
–	minus an adjusted amount for each partial withdrawal made after that contract anniversary

The adjusted amount for each partial withdrawal is determined by:

(i)	dividing the amount of each partial withdrawal, including any deferred sales charges and annuity taxes, by the accumulation value immediately prior to that withdrawal; and

(ii)	multiplying the result of (i) by the contract anniversary enhanced death benefit immediately prior to the withdrawal.

Owners who select this rider at the time their contract is issued may be eligible for waivers of deferred sales charges. See Contract costs and expenses: Contingent deferred sales charge.

Enhanced Contract Anniversary Death Benefit Rider

The enhanced death benefit under this rider is the greater of:

•	the 3% simple interest death benefit, as described below; or

OTHER CONTRACT FEATURES	PROSPECTUS	37

•	the contract anniversary death benefit, as described below.

The 3% simple interest death benefit is:

•	the total of all premiums paid less partial withdrawals (as described below)

•	minus any adjustments (as described below)

•	multiplied by 3% simple interest from the date of each of these transactions, up to a maximum of 200% of all premium payments minus any partial withdrawals and adjustments.

A partial withdrawal is the amount of the partial withdrawal, including any applicable deferred sales charges and annuity taxes.

An adjustment is calculated by:

•	subtracting the accumulation value of the contract immediately before a partial withdrawal is taken from the 3% simple interest death benefit immediately before the partial withdrawal is taken

•	multiplying that amount by the partial withdrawal

•	dividing that sum by the accumulation value of the contract immediately before the partial withdrawal is taken.

If the adjustment, as calculated above, is less than zero, it will be set to zero.

The 3% simple interest death benefit is reduced for each partial withdrawal by deducting the partial withdrawal amount and any adjustment from the 3% simple interest death benefit amount immediately prior to the withdrawal.

Please note that the accumulation of the 3% simple interest ends on the earlier of the date of the annuitant’s death or the contract anniversary immediately prior to the annuitant’s 80th birthday. For the period from the contract anniversary immediately prior to the annuitant’s 80th birthday until the annuitant’s 85th birthday, the 3% simple interest death benefit is only increased for subsequent premium payments and decreased for partial withdrawals and any adjustments. After the annuitant’s 85th birthday, the 3% simple interest death benefit is zero and the death benefit payable will be the death benefit under the contract.

The contract anniversary death benefit under this rider is:

•	the highest accumulation value on any contract anniversary that is prior to the death of the annuitant and prior to the annuitant’s 80th birthday

•	plus any premiums paid since the date of that contract anniversary

•	minus any partial withdrawals (as described above) since the date of that contract anniversary

38	PROSPECTUS	OTHER CONTRACT FEATURES

•	minus an adjustment (as described below) for each partial withdrawal since the date of that contract anniversary.

An adjustment is calculated by:

•	subtracting the accumulation value of the contract immediately before a partial withdrawal is taken from the contract anniversary death benefit under this rider immediately before the partial withdrawal is taken

•	multiplying that amount by the partial withdrawal

•	dividing that sum by the accumulation value of the contract immediately before a partial withdrawal is taken.

If the adjustment, as calculated above, is less than zero, it will be set to zero.

We will terminate any of the enhanced death benefit riders on the earliest of the following dates:

•	the date the enhanced death benefit is paid out

•	the date the contract terminates

•	the date of the annuitant’s 85th birthday

•	the date annuity payments begin

•	the date we receive a written termination request from you.

Once a death benefit rider is terminated, it cannot be reinstated. The death benefit reverts to the basic death benefit, and no further charges will be deducted for this benefit. Please see Death Benefits.

EARNINGS BENEFIT RIDER

When you buy your contract, you can choose to buy an earnings benefit rider. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your variable investment options.

The earnings benefit rider may in certain circumstances increase the death benefit payable, based on a percentage of your contract earnings up to a specified maximum limit of your adjusted premium payments. How we determine both earnings and adjusted premiums are described below.

You should evaluate the following when considering this rider:

•	You will only receive the earnings benefit if there is investment growth (or “earnings”) in your contract value at the time of the annuitant’s death; otherwise we will not pay any earnings benefit under the rider.

•	Partial withdrawals may have the effect of reducing or eliminating the earnings benefit payment upon the annuitant’s death, because withdrawals reduce the premium amount used to determine if there is any gain in your contract.

OTHER CONTRACT FEATURES	PROSPECTUS	39

•	If any change is made to the owner or annuitant after the purchase of the contract, we will not pay an earnings benefit, even though the charge for this benefit has been deducted prior to the time the change was made.

•	There are potential tax consequences associated with purchasing the rider. See the discussion of the potential tax consequences of electing this feature under Federal Tax Matters.

We are seeking regulatory approval for this feature and will offer it in those jurisdictions where we have received such approval. Terms and conditions may differ between jurisdictions when the feature is approved. The earnings benefit rider is not available to current contract owners.

If the annuitant is 69 or younger when we issue the contract, the earnings benefit will be 40% of earnings at the time of the annuitant’s death (the accumulation value minus the adjusted premiums) with a maximum payment of 40% of adjusted premiums.

If the annuitant is between the age of 70 and 79 when we issue the contract, the percentage will be reduced to 25% of earnings upon the annuitant’s death (the accumulation value minus the adjusted premiums), with a maximum payment of 25% of adjusted premiums.

Your spouse may continue a contract with the earnings benefit rider upon your death only if you are the annuitant and sole owner and your spouse is the sole beneficiary when the contract is issued. Any later changes in the annuitant or owner will prevent your spouse from continuing the rider. If your spouse is 80 or older upon your death, your spouse may not continue this rider.

If your spouse elects to continue this rider upon your death, we will credit the contract an amount equal to the amount by which the death benefit then payable under the contract (including the enhanced death benefit, if applicable) plus any earnings benefit payable exceeds the accumulation value of the contract on the date of death. This amount will be credited to The Guardian Cash Fund variable investment option. Your spouse will be subject to the same fees, charges and expenses that were applicable to you, except that your spouse may not continue any riders (other than the earnings benefit rider) that had been elected for the contract, and charges will not be deducted for other rider benefits after your death.

Upon the death of your surviving spouse before the date annuity payments begin, the earnings benefit proceeds must be distributed to the beneficiaries named by your spouse or allocated to the contract if the beneficiaries continue the contract. However, the beneficiaries may not continue the rider. To determine the amount of any earnings benefit on the date of your spouse’s death, we begin by calculating two different numbers:

•	The first number is the amount of adjusted premiums as of your spouse’s death. This amount is the accumulation value at the time your

40	PROSPECTUS	OTHER CONTRACT FEATURES

spouse continued the contract (the sum of the contract death benefit, including any enhanced death benefit plus any earnings benefit), adjusted by:

•	Adding any net premiums contributed to the contract after your death

•	Proportional reductions for partial withdrawals (as explained below) taken from the contract after your death.

•	The second number is the accumulation value as of your spouse’s death minus the first number calculated immediately above.

If your spouse is age 69 or younger upon your death, the beneficiaries will receive 40% of the lesser of these two amounts.

If your spouse is between ages 70 and 79 upon your death, the percentage will be reduced to 25% of the lesser of these two amounts.

In summary, upon your surviving spouse’s death, we calculate whether a second earnings benefit is payable based on a percentage of earnings from the time of your death until your spouse’s death (the second number indicated above). However, such amount payable may not be more than the specified percentage of the adjusted premiums (as explained in the first number indicated above).

As mentioned above, for purposes of calculating the earnings benefit, the amount of the premiums is adjusted for any partial withdrawals and any applicable deferred sales charges and annuity taxes. Each time you make a partial withdrawal, we will reduce the premium amount by an amount calculated as follows: we multiply the premium payment amount (or, if the amount has been previously adjusted, the adjusted premium payment amount) by:

your partial withdrawal amount (including any deferred sales charges and annuity taxes)
the accumulation value of your contract immediately prior to withdrawal

The result is the new adjusted premium amount.

We will terminate the earnings benefit rider on the earliest of the following dates:

•	the date the contract terminates

•	on the annuitant’s 90th birthday

•	the date annuity payments begin

•	the date we receive a written termination request from you

•	the date of the annuitant’s death unless you are the annuitant and your spouse elects to continue the contract and rider

•	the date of your spouse’s death, if your spouse continued the rider

OTHER CONTRACT FEATURES	PROSPECTUS	41

•	the date the owner, joint owner or annuitant is changed unless the change is the result of a surviving spouse’s decision to continue the contract.

Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit.

LIVING BENEFIT RIDER (REFERRED TO AS “DECADE”)

When you buy your contract, you can choose to buy a living benefit rider. In order to purchase this rider, the annuitant must be 74 years old or younger at the time we issue your contract. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your variable investment options.

This rider provides for a living benefit on the tenth contract anniversary if the accumulation value of your contract on that date is less than your initial premium payment, adjusted as described below for any partial withdrawals you’ve made before that date. The living benefit amount you may receive is equal to the amount by which the adjusted initial premium payment exceeds your accumulation value on the tenth contract anniversary.

If you elect the living benefit rider, you will be subject to a number of special rules while the rider is in force:

•	We will not accept any additional premium payments into your contract. However, for contracts issued in connection with premium payments directed to us from other insurance companies, we may consider all such amounts when received as part of the initial premium payment for purposes of this rider.

•	You must allocate your net premiums at the time your contract is issued among the following groupings of allocation options. Each grouping is designated as an Asset Allocation Class.

10% –	The Guardian Cash Fund, The Guardian VC Low Duration Bond Fund or The Fixed-Rate Option (if The Fixed-Rate Option was available at the time your contract was issued).

40% –	The Guardian Bond Fund, The Guardian VC Low Duration Bond Fund (available May 1, 2004), AIM V.I. Government Securities Fund, Fidelity VIP Investment Grade Bond Portfolio, MFS Bond Series, Van Kampen Life Investment Trust Government Portfolio or The Fixed-Rate Option (if The Fixed-Rate Option was available at the time your contract was issued).

40% –

The Guardian Stock Fund, The Guardian VC 500 Index Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, The Guardian UBS VC Large Cap Value Fund, The Guardian UBS VC Small Cap Value Fund, Baillie Gifford International Growth Fund, Value Line Centurion Fund, Value Line Strategic Asset Management Trust, AIM V.I. Growth Fund,

42	PROSPECTUS	OTHER CONTRACT FEATURES

AIM V.I. Premier Equity Fund, AllianceBernstein Value Portfolio, AllianceBernstein Real Estate Investment Portfolio, AllianceBernstein Growth & Income Portfolio, Davis Real Estate Portfolio, Davis Value Portfolio, Fidelity VIP Balanced Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Gabelli Capital Asset Fund, MFS Strategic Income Series, MFS Investors Trust Series, MFS Total Return Series or Van Kampen Life Investment Trust Growth and Income Portfolio.

10% –	The Guardian Small Cap Stock Fund, Baillie Gifford Emerging Markets Fund, AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Mid Cap Core Equity Fund, Alger American Leveraged AllCap Portfolio, AllianceBernstein Premier Growth Portfolio, AllianceBernstein Technology Portfolio, Davis Financial Portfolio, Franklin Rising Dividends Securities Fund, Franklin Small Cap Value Securities Fund, Fidelity VIP Mid Cap Portfolio, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS New Discovery Series, or Templeton Growth Securities Fund.

•	On each quarterly anniversary, your accumulation value will be rebalanced to the allocation percentage listed above. If necessary, we will waive the usual fixed-rate option transfer restrictions to perform the rebalancing. Within each Asset Allocation Class, we will make shifts pro rata among the allocation options you have chosen for that class at the time of the rebalancing.

•	You may only make transfers to allocation options within the same Asset Allocation Class.

•	We will deduct any partial withdrawals from all allocation options pro rata. You will not be able to choose the allocation options from which withdrawals are made.

If you are eligible to receive the living benefit at the tenth contract anniversary, the living benefit amount will be credited to The Guardian Cash Fund variable investment option.

As mentioned above, for the purposes of calculating the living benefit, the amount of the initial premium is adjusted for any partial withdrawals (including any applicable deferred sales charges) and annuity taxes. Each time you make a partial withdrawal, we will adjust the initial premium payment amount by multiplying the initial premium payment amount (or, if the amount has been previously adjusted, the adjusted initial premium payment amount) by:

your withdrawal amount
the accumulation value of your contract

We will terminate the living benefit rider on the earliest of the following dates:

•	the date we process any transaction requested by you that is inconsistent with the special rules outlined above

OTHER CONTRACT FEATURES	PROSPECTUS	43

•	the date the annuitant dies

•	the tenth contract anniversary

•	the date the contract terminates

•	the date annuity payments begin

•	the date we receive a written termination request from you.

If the contract is jointly owned by you and your spouse, your spouse may continue the contract and the rider after your death, provided the annuitant is still living.

This rider is only available if it is approved in your state. If you select the GMWB rider, you cannot select this rider. Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER

When you buy your contract, you can choose to buy a GMIB rider. This rider establishes a guaranteed income base that will provide a GMIB regardless of the investment performance of the contract. If you elect to annuitize under this rider, the guaranteed income base will be applied to purchase annuity benefits. In order to purchase this rider, the annuitant and the contingent annuitant must be younger than 75 years old at the time we issue the contract. If you choose this rider, the annuitant may not be changed except as follows. If an annuitant who is not you dies prior to the annuity commencement date, and if a contingent annuitant had been named by you on the date that the contract and this rider were issued, then the contingent annuitant will become the annuitant. The guaranteed income base is not affected and continues to accumulate.

You will pay a rider fee on each rider anniversary and upon the termination of this rider. The rider anniversary is the same month and day as the issue date of this rider in each calendar year after the calendar year that the rider was issued. The rider fee is 0.50% of the guaranteed income base at the time the fee is deducted. We will deduct this fee from each variable investment option and the fixed-rate option in proportion to the amount of accumulation value in each option. If the date this fee is deducted for termination of this rider is a date other than a rider anniversary, then the fee will be prorated for the portion of the contract year that has passed. This fee will not be deducted after the election date.

The election date is the date that we receive, at our customer service office, all necessary information in good order to enable the GMIB payments to begin. The election date must be within 30 days following the tenth rider anniversary or must be within 30 days following any subsequent rider anniversary. Also, the GMIB must be elected no later than 30 days following the rider anniversary prior to the 85th birthday of the annuitant.

44	PROSPECTUS	OTHER CONTRACT FEATURES

The GMIB rider will be issued only on the date that the basic contract is issued. The initial premium payment and any subsequent premium payments made in the first contract year cannot exceed $500,000 in the aggregate without prior permission from an authorized officer of GIAC. On the issue date, the guaranteed income base is equal to the accumulation value of the contract. Thereafter, on any current date, the guaranteed income base will equal the greater of (1) or (2):

(1)	The accumulation value on the issue date, plus any subsequent net premium payments, minus any subsequent adjusted partial withdrawals, accumulated at the annual effective growth rate of 5% up to the current date, until the earlier of:

(i)	the 85th birthday of the annuitant; or

(ii)	the first date the net premium payments, less any adjusted partial withdrawals, have grown to 2.5 times the cumulative net premium payments received, less adjusted partial withdrawals as a result of being accumulated at an annual effective growth rate of 5%.

(2)	The largest accumulation value, on the issue date or on any rider anniversary prior to the 81st birthday of the annuitant, plus any net premium payments received after this date, with a reduction for any adjusted partial withdrawals taken after this date. If, immediately prior to the withdrawal, the accumulation value is greater than or equal to the guaranteed income base, the reduction will be by the dollar amount of the partial withdrawal and any applicable contingent deferred sales charges and annuity taxes.

On the election date, if the accumulation value is greater than the guaranteed income base, we will increase the guaranteed income base to be equal to the accumulation value as of that date.

An adjusted partial withdrawal is calculated for each partial withdrawal, and is equal to (a) divided by (b) multiplied by (c), where:

(a)	is the amount of the partial withdrawal, including any applicable contingent deferred sales charges and annuity taxes;

(b)	is the accumulation value immediately prior to the withdrawal; and

(c)	is the guaranteed income base immediately prior to the withdrawal.

On the election date, you may use the guaranteed income base and the applicable annuity factors specified in the GMIB rider to provide fixed annuity payments from the following annuity payout options:

•	Life Income – An election may be made for a fixed income payout for the life of the annuitant.

•

Life Income with a 10 year Period Certain – An election may be made for a fixed income payout with a 10-year period certain. In the event of the death of the annuitant prior to the end of the period certain, the

OTHER CONTRACT FEATURES	PROSPECTUS	45

remaining period certain payments will be continued to the beneficiary. If the life expectancy of the annuitant is less than 10 years according to the life expectancy table specified by the Internal Revenue Service, then the settlement option available will be a Life Annuity with a Period Certain for which the period certain is the life expectancy of the annuitant.

•	Joint and 100% Survivor – An election may be made for a fixed income option if both the annuitant and the joint annuitant are under age 85. Payments will be made as long as either the annuitant or joint annuitant is living.

If you exercise a rider payment option, the payout received will be the greater of:

(i)	the GMIB at the time of election, which is calculated by multiplying each $1,000 of guaranteed income base by the applicable annuity factor specified in the GMIB rider for the rider payment option elected; or

(ii)	the income calculated by multiplying each $1,000 of accumulation value by our current settlement option rates of the basic contract for the applicable corresponding contract annuity payout option, at the time of election.

The guaranteed income base may only be used with the rider payment options and annuity factors specified in the GMIB rider. The guaranteed income base may not be used with the annuity payout options and settlement option rates of the basic contract. Annuity factors translate your guaranteed income base or your accumulation value into an annuity benefit. The annuity factors show the dollar amount of the monthly annuity payment purchased with each $1,000 of the guaranteed income benefit or accumulation value applied. The annuity factors for the GMIB are more conservative than the annuity factors for the basic contract. Because the GMIB is based on conservative actuarial factors, the level of income that it guarantees may be less than the level that would be provided by annuitization of the accumulation value using the annuity factors of the basic contract. We use more conservative annuity factors for the GMIB because the guaranteed income base to which these factors are applied increases automatically at an annual guaranteed growth rate of 5%, regardless of the investment performance of the basic contract.

The rider terminates on the earliest of the following:

•	the date the basic contract terminates; or

•	the date you elect to apply the accumulation value of the contract to annuitize the contract using the annuity payout options in the basic contract; or

•	the 31st day following the date of the annuitant’s 85th birthday; or

•	the date the contingent annuitant becomes the annuitant, if the contingent annuitant is age 85 or older; or

46	PROSPECTUS	OTHER CONTRACT FEATURES

•	the date spousal continuation is elected, if you were the annuitant and you die.

This rider cannot be terminated prior to the earliest of the above dates. Also, this rider may not be available in your state. If you select the GMWB rider, you cannot select this rider.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) RIDER (REFERRED TO AS “ASSET ACCESSSM”)

When you buy your contract, you can choose to buy a GMWB rider, if your initial premium payment is $10,000 or more, and if you (or at least one of the joint owners, if applicable) are younger than 81 years old at the time we issue the contract. This rider provides a guaranteed minimum withdrawal benefit regardless of the investment performance of the contract when your investment allocations are made in accordance with specified model allocation requirements, beginning on the first contract anniversary. There is a one year benefit waiting period for the benefits provided by this rider. This rider is irrevocable and can only be terminated on the earliest of the following:

•	the contract termination date; or

•	the annuity commencement date; or

•	depletion of the guaranteed withdrawal balance, as described below; or

•	when death benefit proceeds are distributed as a lump sum under the contract; or

•	depletion of the contract accumulation value unless the settlement phase described below is applicable.

It is important to understand several key terms that are fundamental to this rider:

The guaranteed withdrawal balance (GWB) is the total amount available for future periodic guaranteed withdrawals and is used for the purpose of calculating the GMWB. The GWB cannot be withdrawn in a lump sum and it can never exceed $5,000,000. The guaranteed withdrawal amount (GWA) is the amount that is guaranteed to be available for withdrawal each contract year until the GWB is depleted. A withdrawal is an amount withdrawn from the contract, including any applicable contingent deferred sales charges and annuity taxes.

The GWA is calculated on your first contract anniversary by multiplying the GWB as of that date by 5%. This percentage is the guaranteed withdrawal percentage. You may take withdrawals in each contract year, beginning on your first contract anniversary, up to an amount equal to the GWA until the GWB is depleted, even if the accumulation value of your contract reduces to zero. If you choose not to withdraw the total GWA available in any contract year, your remaining GWA cannot be carried forward to the next contract year. If you withdraw an amount greater than your GWA in any contract year, your GWB will be reset, possibly reducing your GMWB to an amount less than the total of all your premium payments.

OTHER CONTRACT FEATURES	PROSPECTUS	47

After the issue date of your contract and prior to the first contract anniversary, we will not accept additional premium payments, without our prior approval, if the total of all additional payments exceeds $1,000,000. On or after the first contract anniversary, we will not accept additional premium payments, without our prior approval, if the total of all additional premium payments exceeds $100,000. We reserve the right to refuse initial or additional premium payments at any time or for any reason.

You will pay an annual fee for this rider on each contract anniversary date prior to the annuity commencement date. The rider fee is deducted pro rata from all investment options and is 0.50% of the adjusted GWB. The adjusted GWB is the GWB that was available on your prior contract anniversary, adjusted for any step-up (described below) or subsequent premium payments. For your first contract anniversary, the adjusted GWB is the initial premium adjusted for any subsequent premium payments you made during the first contract year. If you take a withdrawal on any date other than a contract anniversary and the withdrawal exceeds the GWA for that contract year and reduces the accumulation value of the basic contract to zero, we will deduct a pro rata share of the rider fee from the amount that would be payable to you. We will also deduct a rider fee prior to the payment of death benefit proceeds and annuitization of the contract. For purposes of determining this rider fee, a total withdrawal of the contract’s accumulation value will be deemed to have been taken on the date the death benefit is determined and on the annuity commencement date. We reserve the right to increase the rider fee to a maximum of 1.00% annually on the effective date of each step-up.

The GMWB begins on the first contract anniversary date. In no event will the GWB exceed $5,000,000.

The following section describes how your GWB is calculated:

The initial GWB is equal to your initial premium payment. During the first contract year, each time we receive an additional premium payment, the GWB increases by the amount of that additional premium payment. Each time you take a withdrawal during the first contract year, the GWB will reset to the GWB immediately prior to the withdrawal multiplied by the accumulation value of the contract immediately after the withdrawal and divided by the accumulation value immediately prior to the withdrawal.

On and after the first contract anniversary, each time an additional premium payment is received by us, your GWB will increase by the amount of that additional payment. Your GWB can also increase as a result of either a bonus or a step-up, and it will decrease as a result of a withdrawal.

During your first five contract years (the bonus period), if you do not take withdrawals during a particular contract year and if your GWB has not been previously stepped-up and/or reset, then your GWB will increase on the following contract anniversary by an amount equal to

48	PROSPECTUS	OTHER CONTRACT FEATURES

the following: multiplied by 6% (the bonus percentage), the total premium payments you made from the issue date of your contract to the end of the applicable contract year minus the total withdrawals you made during that period. However, if your GWB was previously stepped-up and/or reset during the bonus period, then your GWB will increase by an amount equal to 6% multiplied by the following: your GWB immediately after your latest step-up or reset, increased by any premium payments we received after your latest step-up or reset and decreased by any withdrawals you made after your latest step-up or reset.

In addition, if you have not taken any withdrawals during the entire bonus period, a one time bonus credit will be applied to your GWB at the end of the bonus period. This one time bonus credit is equal to your initial premium payment multiplied by 2.5%. No bonuses will be paid after the end of the bonus period.

Also, please note that the application of any bonus only increases the GWB and does not increase the contract’s accumulation value.

Your first step-up date is your fourth contract anniversary. After that, step-up dates occur on every third contract anniversary, up to and including your 31st contract anniversary. Within 30 days following each step-up date, you may choose to increase (or “step-up”) your GWB if the accumulation value of your contract on the step-up date is greater than the GWB on that date. If you do not elect to step-up on a particular date, you will be able to step-up on the next available step-up date. Currently, we do not charge an increased fee for this step-up, but we reserve the right to increase the rider fee on the effective date of each step-up. The increased rider fee will never exceed an annual charge of 1.00%, deducted pro rata from all investment options, on your contract anniversary. No step-ups will be permitted after the 30 days following your 31st contract anniversary.

If your total withdrawals during a contract year are less than or equal to the GWA, then your GWB will reset to a GWB less the amount of the withdrawals. If your total withdrawals during a contract year exceed the GWA, then your GWB will reset to equal the lesser of the accumulation value of your contract immediately after the withdrawal or the GWB immediately prior to the withdrawal minus the amount of the withdrawal.

If you have a qualified contract, you may be required to take minimum required distributions. If your minimum required distribution amount exceeds your GWA, you may have to withdraw more than the GWA to avoid the imposition of a 50% excise tax, causing a reset of your GWB. You should consult a tax adviser before purchasing the GMWB rider with a qualified contract.

OTHER CONTRACT FEATURES	PROSPECTUS	49

The following section describes how your GWA is calculated on or after your first contract anniversary:

Each time an additional premium payment is received by us, the GWA will equal the greater of:

•	your GWA immediately prior to the premium payment; or

•	the lesser of:

–	the GWB immediately after the premium payment multiplied by the 5% guaranteed withdrawal percentage; or
–	your GWA immediately prior to the premium payment plus an amount equal to the premium payment multiplied by the 5% guaranteed withdrawal percentage.

If your GWB is increased by a bonus, your GWA will equal the greater of:

•	your GWA immediately prior to the bonus; or

•	the GWB immediately after the bonus multiplied by the 5% guaranteed withdrawal percentage.

If your GWB is stepped-up, the GWA will equal the greater of:

•	the GWA immediately prior to the step-up of your GWB; or

•	your GWB immediately after the step-up of your GWB multiplied by the 5% guaranteed withdrawal percentage.

If your total withdrawals during a contract year are less than or equal to your GWA, then your GWA will not change as a result of your withdrawal. If a withdrawal causes your total withdrawals during a contract year to exceed your GWA then your GWA will be reset to equal the lesser of:

•	your GWA immediately prior to the withdrawal; or

•	the 5% guaranteed withdrawal percentage multiplied by the greater of:

–	the accumulation value of your contact immediately after your withdrawal; or
–	your GWB immediately after the withdrawal.

The following section will explain the settlement phase of the GMWB rider:

The rider will enter its settlement phase if a withdrawal:

•	does not cause your total withdrawals during that contact year to exceed the GWA; and

•	reduces the accumulation value of the contract to zero,

but the GWB immediately after the withdrawal is still greater than zero.

During the settlement phase, settlement payments totaling no more than the GWA will be paid to you until the GWB is depleted. These payments will be made annually. Your contract will continue, but all

50	PROSPECTUS	OTHER CONTRACT FEATURES

other rights and benefits under your contract, including death benefits, will terminate. Additional premium payments will not be accepted and the rider fee will not be deducted. Also, you may not increase or decrease the settlement payments paid to you, except that you may increase any settlement payment if you need to satisfy a minimum required distribution from this contract under Internal Revenue Code Section 401(a)(9). If your settlement payments are below $100 annually, we reserve the right to pay you the present value of the remaining payments.

If you die during the settlement phase, payments will continue to the surviving joint owner(s), if any, and are subject to the Special Requirements provisions of the Death Benefits section of this prospectus. The surviving joint owner(s) may choose one of the following methods of payment to receive the remaining settlement payments:

•	A lump sum equal to the present value of the remaining payments, calculated as of the date we receive proof of the owner’s death and all required documents in good order; or

•	If the remaining payments are payable over a period that does not extend five years beyond the date of the owner’s death, continue the payments as scheduled until the GWB is depleted; or

•	If the remaining payments are payable over a period that extends five years beyond the date of the owner’s death, receive the present value of the remaining payments in equal annual payments that will not extend over a period ending five years beyond the date of the owner’s death.

If there is no joint owner, the present value of the remaining payments will be paid to your beneficiary in a lump sum and will be calculated as of the date we receive proof of your death and all required documents in good order.

It is not clear whether payments made during the settlement phase will be taxed as withdrawals or as annuity payments. This is significant for non-qualified contracts because withdrawals are taxed less favorably than are annuity payments. In view of this uncertainty, we intend to adopt a conservative approach and treat payments during the settlement phase under non-qualified contracts as withdrawals. Similarly for qualified contracts, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract may need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the GMWB rider itself.

The following section describes the effect of the payment of a death benefit on the GMWB rider:

The GMWB rider will terminate if:

•	a death benefit is payable prior to the annuity commencement date and before the GWB is depleted; and

OTHER CONTRACT FEATURES	PROSPECTUS	51

•	the death benefit proceeds are distributed as a lump sum or pursuant to the election of an annuity payout option (as required upon the death of the annuitant).

The GMWB rider will continue if:

•	a death benefit is payable prior to the annuity commencement date and before the GWB is depleted; and

•	the death benefit proceeds are not distributed as a lump sum or pursuant to the election of an annuity payout option.

If the GMWB rider continues, the rider fee continues. Also, if the death benefit was greater than the GWB on the date that the death benefit was determined, the recipient of the death benefit proceeds can elect to step-up the GWB within 30 days following that date. The recipient of the death benefit proceeds is only eligible to receive any additional remaining bonuses or step-ups if he or she is the deceased owner’s spouse. When withdrawals deplete the accumulation value of the contract or the death benefit proceeds to zero and the GWB is still greater than zero, then the rider enters the settlement phase.

During the entire time this rider is in effect, you must invest all of your premium payments and the contract accumulation value in one of the following four allocation models:

1.	Growth Blend Model

•	The Guardian VC 500 Index Fund or The Guardian Stock Fund – 20%

•	The Guardian Bond Fund – 40%

•	AIM V.I. Growth Fund – 30%

•	Fidelity VIP Contrafund Portfolio – 10%

2.	Growth and Income Model

•	The Guardian VC 500 Index Fund or The Guardian Stock Fund – 15%

•	The Guardian Bond Fund – 40%

•	Davis Value Portfolio – 15%

•	Fidelity VIP Equity Income Portfolio – 15%

•	Baillie Gifford International Growth Fund – 15%

3.	Value Blend Model

•	The Guardian VC 500 Index Fund or The Guardian Stock Fund – 15%

•	The Guardian Bond Fund – 40%

•	Davis Value Portfolio – 30%

•	Van Kampen Life Investment Trust Growth and Income Portfolio – 15%

52	PROSPECTUS	OTHER CONTRACT FEATURES

4.	Guardian Perspectives Model

•	The Guardian VC 500 Index Fund or The Guardian Stock Fund – 30%

•	The Guardian Bond Fund – 40%

•	The Guardian UBS Large Cap Value Fund – 15%

•	Baillie Gifford International Growth Fund – 15%

Under each model, you must select either The Guardian VC 500 Index Fund or The Guardian Stock Fund. We will not allow partial transfers among investment options or models once a model is selected. However, you may select a new allocation model, subject to any transfer restrictions under the contract, if 100% of the contract accumulation value is moved to a new model. Your contract accumulation value will be rebalanced automatically to the original percentages for the model you selected, on a quarterly basis, on March 1, June 1, September 1 and December 1.

There is no assurance that investing in any allocation model will increase your contract accumulation value or that your investment results will not experience market volatility. The investment performance of your contract will depend on the performance of the investment options that comprise each allocation model. Your investment in each of the investment options will fluctuate and may be worth more or less than your original investment.

We reserve the right to restrict investment options and allocation models at any time. If an investment option or model is restricted, no transfers into the restricted investment options or models will be allowed and no additional premium payments may be allocated to the restricted investment options or models after the date of the restriction. Any amount previously allocated to an investment option or model that is subsequently restricted will be unaffected by the restriction. Please see Transfers and Frequent transfers among the variable investment options for more information about transfers under your contract.

We reserve the right to agree or refuse to issue the GMWB rider at our sole discretion. This rider may not be available in your state. If you select the Living Benefit (Decade) and/or the Guaranteed Minimum Income Benefit (GMIB) riders, you cannot select the GMWB rider. Currently, neither of the dollar cost averaging programs will be available to you if you select the GMWB rider, although we may offer the dollar cost averaging programs to contractowners who have selected the GMWB rider in the future. The GMWB rider is not available if your contract is issued in conjunction with a 403(b) plan. This rider shall be construed and administered so as to be in compliance with the Internal Revenue Code and the appropriate regulations, including but not limited to, Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable.

OTHER CONTRACT FEATURES	PROSPECTUS	53

FINANCIAL INFORMATION

The value

of your account

To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

HOW WE CALCULATE UNIT VALUES

When you choose a variable investment option, you accumulate variable accumulation units. With the fixed-rate option, you accumulate fixed accumulation units. To calculate the number of accumulation units you buy with each payment, we divide the amount you invest in each option by the value of units in the option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, usually at 4:00 p.m. Eastern time, each day the Exchange is open for trading and GIAC is open for business.

To determine the accumulation value of your account, we multiply the number of accumulation units in each option by the current unit value for the option. The current unit value is determined by multiplying the unit value for the applicable variable investment option for the prior valuation period by the net investment factor for the current valuation period.

The net investment factor is a measure of the investment experience of each variable investment option. We determine the net investment factor for a given valuation period as follows:

•	At the end of the valuation period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period.

•	We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding valuation period.

•	Finally we add up the daily charges (mortality and expense risks, administrative expenses, any annuity taxes, the enhanced death benefit, living benefit and/or earnings benefit rider(s) where applicable) and subtract them from the above total.

54	PROSPECTUS	FINANCIAL INFORMATION

CONTRACT COSTS AND EXPENSES

The amount of a charge may not strictly correspond to the costs of providing the services or benefits indicated by the name of the charge or related to a particular contract, and we may profit from charges. For example, the contingent deferred sales charge may not fully cover all of the sales and distribution expenses actually incurred by GIAC, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover these expenses.

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds

The Funds you choose through your variable investment options have their own management fees, 12b-1 fees, and general operating expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds’ prospectuses.

Mortality and expense risk charge

To cover our mortality and expense risks, during the first seven contract years, you will pay a daily charge based on an annual rate of 1.55% of the net assets of your variable investment options. Thereafter, the charge will be based on an annual rate of 1.00%. Mortality risks arise from our promise to pay death benefits and make annuity payments to each annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient. We expect a profit from this charge and we can use any such profit for any legitimate corporate purpose, including paying distribution expenses for the contracts.

Administrative expenses

You will also pay a daily charge based on an annual rate of 0.20% of the net assets of your variable investment options for our administrative expenses.

Contract fee

We deduct a yearly fee of $35 on each anniversary date of your contract. To pay this charge, we will cancel the number of accumulation units that is equal in value to the fee. We cancel accumulation units in the same proportion as the percentage of the contract’s accumulation value attributable to each variable investment option and the fixed-rate option. If you surrender your contract before the contract anniversary date, we will still deduct the contract fee for that year. We will waive the contract fee if the accumulation value is $100,000 or more on the anniversary date of your contract.

In addition, the following charges may apply:

Contingent deferred sales charge

If you make a partial withdrawal from your account or surrender your contract during the first four contract years, you may pay a deferred sales

Costs and

expenses

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

•	expenses of the Funds

•	mortality and expense risk charge

•	administrative expense

•	contract fee;

and the following charges may apply:

•	enhanced death benefit expense

•	living benefit expense

•	earnings benefit expense

•	guaranteed minimum income benefit expense

•	guaranteed minimum withdrawal benefit expense

•	deferred sales charge

•	partial withdrawal charge

See accompanying text for details.

FINANCIAL INFORMATION	PROSPECTUS	55

Deferred sales

charges

Number of contract years completed	Contingent deferred sales charge (%)
0	4
1	4
2	3
3	2
4+	0

charge on any amount that was paid into your contract during the first three contract years. This charge compensates us for expenses related to the sale of contracts.

For partial withdrawals, you may instruct us to deduct any applicable deferred sales charges from the amount requested. Otherwise, we will deduct the sales charge from the remaining value of your contract. We do not impose a deferred sales charge on the amount deducted from the remaining value.

When we calculate the deferred sales charge, all amounts taken out are deemed to be withdrawn on a last-in, first-out basis. We do this to minimize the amount you owe. Deferred sales charges are listed in the table.

The maximum contingent deferred sales charge that you will pay is equal to 4% of the lesser of: (i) the total of all premium payments made during the first three contract years; or (ii) the amount withdrawn or surrendered. However, during the first four contract years, you may make a partial withdrawal without a deferred sales charge, of an amount equal to the greater of: (i) the excess of the accumulation value on the date of withdrawal over the total of the net premium payments that you have made (and not withdrawn) in the first three contract years; or (ii) 10% of the total premium payments made during the first three contract years minus the total of all the withdrawals you already made during the current contract year.

Also, all premium payments made prior to spousal continuation will not be subject to a deferred sales charge. See Spousal continuation.

We don’t impose deferred sales charges on contracts bought by:

•	Guardian Life, its subsidiaries or any of their separate accounts

•	present or retired directors, officers, employees, general agents, or field representatives of Guardian Life or its subsidiaries

•	present or retired directors or officers of any of the Funds

•	present and retired directors, trustees, officers, partners, registered representatives and employees of broker-dealer firms that have written sales agreements with Guardian Investor Services LLC

•	immediate family members of the individuals named above, based on their status at the time the contract was purchased, limited to their:

–	spouses
–	children and grandchildren
–	parents and grandparents
–	brothers and sisters

•	trustees or custodians of any employee benefit plan, IRA, Keogh plan or trust established for the benefit of persons named in the second and third bullets above

•	clients of broker-dealers, financial institutions and registered investment advisers that have entered into an agreement with GIAC to participate in fee-based wrap accounts or similar programs to purchase contracts

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•	Contract owners who elect the Contract Anniversary Enhanced Death Benefit Option at the time the contract is issued may have surrender charges waived if the contract owner is confined to a long term care facility or hospital for a continuous 90 day period commencing on or after the third contract anniversary or if the contract owner is diagnosed to have a terminal illness at any time while the contract is in force.

Enhanced death benefit expenses

If you choose one of the enhanced death benefit options and it is in effect, you will pay a daily charge based on an annual rate 0.20%, 0.30 or 0.50% of the net assets of your variable investment options, depending on the option chosen.

Living benefit rider expense

If you choose the living benefit rider and it is in effect, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.

Earnings benefit expense

If you choose the earnings benefit rider and it is in effect, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options. This fee is charged even during periods when this rider would not pay any benefits because there are no earnings.

Guaranteed minimum income benefit charge

If you choose the guaranteed minimum income benefit rider and it is in effect, you will pay an annual charge of 0.50% of the guaranteed income base at the time the charge is deducted on each rider anniversary and upon termination of the rider. This charge is deducted from each variable investment option and the fixed-rate option in proportion to the amount of accumulation value in each option. Also, this charge will be deducted even during periods when the rider would provide no benefit on annuitization because the accumulation value is greater than the guaranteed income base.

Guaranteed minimum withdrawal benefit expense

If you choose this rider and it is in effect, you will pay an annual charge of 0.50% of the adjusted guaranteed withdrawal balance at the time the charge is deducted on each contract anniversary and prior to payment of any death benefit or the annuitization of the contract. This charge is deducted from each variable investment option and the fixed-rate option in proportion to the amount of accumulation value in each option.

Partial Withdrawal Charge

During the annuity period, if you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

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Tax advice

Consult your own tax adviser about your circumstances, any recent tax developments, and the impact of state tax laws.

Deferring tax

When you invest in an annuity contract, you usually don’t pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

Annuity taxes

Some states and municipalities may charge annuity taxes when premium payments are made or when you begin to receive annuity payments. These taxes currently range up to 3.5% of your premium payments.

In jurisdictions where the annuity tax is incurred when a premium payment is made, we will pay the annuity tax on your behalf and then deduct the same amount from the value of your contract when you surrender it, or on your death, or it is applied under a payout option, whichever is first. We will do this only if permitted by applicable law.

Transfer charge

Currently, we do not charge for transfers. However, we reserve the right to charge up to $25 for each transfer. We will deduct this charge on a proportional basis from the options from which amounts are transferred.

FEDERAL TAX MATTERS

The following summary provides a general description of the Federal income tax considerations associated with the contract. It is not intended to be complete, to cover all tax situations or address state taxation issues. This summary is not intended as tax advice. You should consult a tax adviser for more complete information. This summary is based on our understanding of the present Federal income tax laws. We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).

We believe that our contracts will qualify as annuity contracts for Federal income tax purposes and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

When you invest in an annuity contract, you usually don’t pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that if you are a natural person you won’t be taxed on increases in the accumulation value of a contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of a contract’s accumulation value and, in the case of a qualified contract (described below), any portion of an interest in the qualified plan generally will be treated as a distribution.

When annuity payments begin, you generally will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once you reach age 59 1/2, die or are disabled; otherwise a

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10% tax penalty may be applied against any amounts included in income. Additional exceptions may apply to distributions from a qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

Taxation of non-qualified contracts

Non-natural person – If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

This following summary generally applies to contracts owned by natural persons.

Withdrawals before the annuity commencement date – When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to any excess of the accumulation value immediately before the distribution that exceeds the owner’s investment in the contract. Generally, the owner’s investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any amounts previously distributed from the contract that were not subject to tax at that time. In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the owner’s investment in the contract.

It is possible that the IRS may decide to consider the charges you may choose to pay for certain optional benefits offered through the contract (e.g., living benefit rider, earnings benefit rider) to be taxable distributions to you which may also be subject to tax penalties if you are under age 59 1/2. You should consult your tax adviser before selecting any of the optional benefits available under this contract.

Withdrawals after the annuity commencement date – After annuity payments begin, under Options V-4 and F-4, the payee has the right to withdraw a portion of the present value of the remaining payments. In a recent ruling, the IRS concluded that a partial withdrawal on or after the annuity starting date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner’s investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity starting date from a non-qualified

Employer-

sponsored or independent?

If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

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Taxation of annuity payments

Once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax adviser regarding the tax consequences to you of a partial withdrawal under Options V-4 or F-4. Other rules may apply to partial withdrawals from qualified contracts that elect Options V-4 or F-4.

Penalty tax on certain withdrawals – In the case of a distribution from a non-qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches age 59 1/2

•	made from an immediate annuity contract

•	made on or after the death of an owner

•	attributable to the taxpayer’s becoming disabled, or

•	made as part of a series of substantially equal periodic payments for the life – or life expectancy – of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under Option V-4, F-4 or any other option that provides for a period certain annuity in connection with a deferred annuity contract may fail to satisfy this exception and may be subject to the 10% penalty.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the penalty tax. In particular, you should consult a tax adviser if you wish to take partial withdrawals in addition to the annuity payment made under an election of Option V-4 of F-4 in connection with an immediate annuity contract.

Annuity payments – Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments begin. However, once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

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Taxation of death benefits – Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are included in the income of the recipient as follows:

•	if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract

•	if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, assignments and contract exchanges – Transferring or assigning ownership of a contract, designating an annuitant, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. For example, such transactions may result in federal gift taxes for you and federal and state income taxes for the new owner, annuitant or payee. If you are considering any such transaction, you should consult a professional tax adviser.

Withholding tax – Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.

Separate account charges – It is possible that the IRS may take the position that fees deducted for certain optional benefits are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if such withdrawals occur prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the contract.

Multiple contracts – All non-qualified deferred annuity contracts issued by GIAC or its affiliates to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in the contract owner’s income when a taxable distribution occurs.

Generation-skipping transfer tax – Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contractowner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

Taxation of qualified contracts

Qualified arrangements receive tax-deferred treatment as a formal retirement or pension plan through provisions of the Internal Revenue Code. There is no added tax-deferred benefit of funding such qualified

FINANCIAL INFORMATION	PROSPECTUS	61

arrangements with tax-deferred annuities. While the contract will not provide additional tax benefits, it does provide other features and benefits such as death benefit protection and the possibility for income guaranteed for life.

Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs) – As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of the specified annual amount or 100% of the compensation includable in their gross income. All or a portion of these contributions may be deductible, depending on the person’s income.

Distributions from certain retirement plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. SIMPLE IRAs under Section 408(p) of the Internal Revenue Code and Roth IRAs under Section 408A, may also be used in connection with variable annuity contracts.

SIMPLE IRAs allow employees to defer a percentage of annual compensation up to a specified annual amount to a retirement plan, if the sponsoring employer makes matching or non-elective contributions that meet the requirements of the Internal Revenue Code. The penalty for a premature distribution from a SIMPLE IRA that occurs within the first two years after the employee begins to participate in the plan is 25%, instead of the usual 10%.

Contributions to Roth IRAs are not tax-deductible and contributions must be made in cash or as a rollover or transfer from another Roth IRA or IRA. A rollover or conversion of an IRA to a Roth IRA may be subject to tax. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Distributions from Roth IRAs are generally not taxed. In addition to the income tax and 10% penalty which generally applies to distributions of earnings made before age 59 1/2, income tax and a 10% penalty will be imposed for any distribution of earnings made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans – Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.

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Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.

Tax-sheltered annuities – Under Section 403(b) of the Internal Revenue Code, public schools and other eligible employers are allowed to purchase annuity contracts and mutual fund shares through custodial accounts on behalf of employees. Generally, these purchase payments are excluded for tax purposes from employee gross incomes. However, these payments may be subject to FICA (Social Security) taxes.

Distributions of salary reduction contributions and earnings (other than your salary reduction accumulation as of December 31, 1988) are not allowed before age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Penalty tax on certain withdrawals – Distributions from certain qualified contracts may be subject to ordinary income taxes and a 10% federal tax penalty on the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches age 59 1/2

•	made on or after the death of an owner

•	attributable to the taxpayer’s becoming disabled

•	made to pay deductible medical expenses

•	made to pay medical insurance premiums if you are unemployed

•	made to pay for qualified higher education expenses

•	made for a qualified first time home purchase up to $10,000

•	for IRS levies, or

•	made as part of a series of substantially equal periodic payments for the life or life expectancy of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under Option V-4, F-4 or any other option that provides for a period certain annuity may fail to satisfy this exception and may be subject to the 10% tax penalty.

Other exceptions may apply under certain circumstances and certain exemptions may not be applicable to certain types of plans. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the tax penalty. In particular you

FINANCIAL INFORMATION	PROSPECTUS	63

should consult a tax adviser if you wish to take partial withdrawals in addition to the annuity payments made under an election of Option V-4 and F-4.

Other tax issues – You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) or 403(b) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans, or tax-sheltered annuities, should consult their tax adviser. The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as those available under this contract comport with IRA qualification requirements.

In the case of a withdrawal under a qualified contract; a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the “investment in the contract” under a qualified contract can be zero.

Qualified contracts other than Roth IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement or consult a tax adviser for more information about these distribution rules. In any event, you should note that distributions made under Option V-4 or F-4 may not satisfy these minimum distribution rules. If you are attempting to satisfy these rules through partial withdrawals before the annuity commencement date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax adviser.

Pension and annuity distributions generally are subject to withholding for the recipient’s federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. Taxable “eligible rollover distributions” from section 401(a), 403(a), 403(b) and eligible governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or the employee’s surviving spouse in the case of the employee’s death or to the employee’s former spouse as alternate payee under a qualified domestic relations order) from such a plan, except certain distributions such as distributions required by the Internal Revenue Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a direct rollover from the plan to another tax-qualified plan, 403(b) plan, or IRA or section 457(b) plan that separately accounts for rollover contributions.

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Federal estate taxes

While no attempt is being made to discuss the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Annuity purchases by nonresident aliens and foreign corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchasers country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to an annuity contract purchase.

Our income taxes

At the present time, we make no charge for any federal, state or local taxes – other than the charge for state and local premium taxes that we incur – that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine are attributable to the investment divisions of the Separate Account or the contracts.

Under current laws in several states, we may incur state and local taxes in addition to premium taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

The benefit of any foreign tax credits attributable to taxes paid by certain variable investment options to foreign jurisdictions cannot be passed through to you and thus we may benefit from such credits to the extent permitted under federal tax law.

Possible tax law changes

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment

Gender-neutral and gender-distinct tables

As a result of a U.S. Supreme Court ruling, employer-related plans must use rate tables that are gender-neutral to calculate annuity purchase rates. We have revised our tables for employer-related plans and filed them in the states where we do business. We will continue to use our gender-distinct tables in all other contracts, unless it is prohibited by state law. In those cases our gender- neutral tables will be used.

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annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.

PERFORMANCE RESULTS

From time to time, we may show performance information for the Separate Account’s investment divisions in advertisements, sales literature or other materials provided to existing or prospective contract owners. We may also provide an existing or prospective contract owner with reports which use historical performance on a hypothetical basis to demonstrate how the choice of alternate underlying investment options would have impacted the accumulation value, surrender value and death benefit during the accumulation phase and the amounts of annuity payments during the payout phase of the contract. These materials are based upon historical information and are not necessarily representative of future performance. More detail about historical performance appears in the Statement of Additional Information. When we show performance, we’ll always include SEC standard performance, which reflects all fees and charges for specified periods. We may also show non-standard performance, for example, without showing the effect of certain charges such as deferred sales charges.

Among the key performance measures we use are total returns and yields.

Total returns include: average annual total return, total return, and change in accumulation unit value – all of which reflect the change in the value of an investment in an investment division of the Separate Account over a specified period, assuming the reinvestment of all income dividends and capital gains distributions.

Yield figures may be quoted for investments in shares of The Guardian Cash Fund and other investment divisions. Current yield is a measure of the income earned on a hypothetical investment over a specified base period of seven days for The Guardian Cash Fund investment division, and 30 days (or one month) for other investment divisions. Effective yield is another measure which may be quoted by The Guardian Cash Fund investment division, which assumes that the net investment income earned during a base period will be earned and reinvested for a year. Yields are expressed as a percentage of the value of an accumulation unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.

Advertisements and sales literature for the Separate Account’s investment divisions may compare a Fund’s performance to that of investments offered through the separate accounts of other insurance companies that have similar investment objectives or programs. Promotional material may also compare a Fund’s performance to one or more indices of the types of securities which the Fund buys and sells for

66	PROSPECTUS	FINANCIAL INFORMATION

its portfolio. Performance comparisons may be illustrated by tables, graphs or charts. Additionally, promotional material may refer to:

•	the types and characteristics of certain securities

•	features of a Fund’s portfolio

•	financial markets

•	historical, current or perceived economic trends, and

•	topics of general investor interest, such as personal financial planning.

In addition, advertisements and sales literature may refer to or reprint all or portions of articles, reports or independent rankings or ratings which relate specifically to the investment divisions or to other comparable investments. However, such material will not be used to indicate future performance.

Advertisements and sales literature about the variable annuity contract and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

•	Moody’s Investors Service, Inc.

•	Standard & Poor’s Ratings Group

•	A.M. Best & Co.

•	Duff & Phelps.

These ratings relate only to GIAC’s ability to meet its obligations under the contract’s fixed-rate option and to pay death benefits provided under the contract, not to the performance of the variable investment options.

Further information about the performance of each investment division is contained in their respective annual reports, which may be obtained from GIS free of charge.

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YOUR RIGHTS AND RESPONSIBILITIES

TELEPHONIC AND ELECTRONIC SERVICES

We will process certain transactions by telephone if you have authorized us to do so. We currently take fund transfer requests and changes in future allocations over the phone. If you would like this privilege, please complete an authorization form, or complete the appropriate section of your application. Once we have your authorization on file, you can authorize permitted transactions over the telephone by calling 1-800-533-0099 between 9:00 a.m. and the close of the New York Stock Exchange, generally 4:00 p.m. New York City time, on any day we are open for business.

In addition to telephone services, in the future, we anticipate offering you the ability to use your personal computer to receive documents electronically, review your account information and to perform other specified transactions. We will notify you as these electronic services become available. At that time, if you want to participate in any or all of our electronic programs, we will ask that you visit our website for information and registration. You may also be able to register by other forms of communication. If you choose to participate in the electronic document delivery program, you will receive financial reports, prospectuses, confirmations and other information via the Internet. You will not receive paper copies.

Generally, you are automatically eligible to use these services when they are available. You must notify us if you do not want to participate in any or all of these programs. You may reinstate these services at any time. You bear the risk of possible loss if someone gives us unauthorized or fraudulent registration or instructions for your account so long as we believe the registration or instructions to be genuine and we have followed reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine. If we do not follow reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine, we may be liable for any losses. Please take precautions to protect yourself from fraud. Keep your account information and PIN number private and immediately review your statements and confirmations. Contact us immediately about any transactions you believe to be unauthorized.

We may change, suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right to refuse any transaction request that we believe would be disruptive to contract administration or is not in the best interests of the contract owners or the Separate Account. Telephone and Internet services may be interrupted or response times slow if we are experiencing physical or technical difficulties, or economic or market emergency conditions. While we are experiencing such difficulties we ask you to send your request by regular or express mail and we will process it using the accumulation unit value first calculated after we receive the request. We will not be responsible or liable for: any inaccuracy, error or delay in or omission of any information you transmit or deliver to us; any loss or damage you may

68	PROSPECTUS	YOUR RIGHTS AND RESPONSIBILITIES

incur because of such inaccuracy, error, delay, omission or non-performance; or any interruption resulting from emergency circumstances.

VOTING RIGHTS

We own the Fund’s shares, but you may have voting rights in the various Funds. To the extent that we are required by law, we will cast our votes according to the instructions of those contract owners who have an interest in variable investment options investing in Funds holding a shareholder vote, as of the shareholder meeting record date. Those votes for which we receive no instructions will be voted in the same proportion as those we have received instructions for. We’ll solicit instructions when the Funds hold shareholder votes. We have the right to restrict contract owner voting instructions if the laws change to allow us to do so.

The owner of the contract has voting rights. Voting rights diminish with the reduction of your contract value. The fixed-rate option has no voting rights.

YOUR RIGHT TO CANCEL THE CONTRACT

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

In order to cancel your contract, we must receive both the contract and your cancellation notice in good order. You can forward these documents to GIAC’s customer service office or to the registered representative who sold you the contract. If you mail the notice, we consider it received on the postmark date, provided it has been properly addressed and the full postage has been paid.

Upon cancellation, we’ll refund to you:

•	the difference between the gross premiums you paid (including contract fees, annuity taxes and other charges) and the amounts we allocated to the variable investment and fixed-rate options you chose; and

•	the accumulation value of the contract on the date we receive your cancellation.

If state law requires, you will receive the total premium you paid for the contract instead.

INACTIVE CONTRACT

We have the right to cancel the contract and pay you the accumulation value in a lump sum if, prior to the date annuity payments begin, all of the following conditions exist:

•	you have not made any premium payments for two consecutive contract years;

Free-look period

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it.

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•	the total amount of any premium payments made, less any partial withdrawals, is less than $2,000; and

•	the accumulation value at the end of the second contract year is less than $2,000

DISTRIBUTION OF THE CONTRACT

The variable annuity contract is sold by insurance agents who are licensed by GIAC and who are either registered representatives of Guardian Investor Services LLC (GIS) or of broker-dealer firms which have entered into sales agreements with GIS and GIAC. GIS and such other broker-dealers (including Park Avenue Securities LLC, a wholly owned subsidiary of GIAC) are members of the National Association of Securities Dealers, Inc.

GIAC will generally pay commissions to these individuals or broker-dealer firms for the sale of contracts. When we compensate a firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. Commissions may vary, but will not exceed the limits of applicable laws and regulations. A commission of 4%, 3% and 2% will be paid on all premium payments received in the first, second and third contract years, respectively. A commission of 1% per annum of the accumulation value of the contract will be paid quarterly beginning in the second contract year. If the annuitant is age 80 or older on the contract’s issue date, the commissions paid on premium payments made in the first, second and third contract years will be 1.5% in each year and the trail commission will be .60% per annum. Trail commissions of up to .50% per annum will continue after the annuity commencement date.

We reserve the right to pay any compensation permissible under applicable state law and regulations, including, for example, additional sales or service compensation while a contract is in force or additional amounts paid in connection with special promotional incentives. In addition, we may compensate certain individuals or firms for the sale of contracts in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. Individuals may also qualify for non-cash compensation such as expense-paid trips and educational seminars.

If you return your contract under the right to cancel provisions, the representative may have to return some or all of any commissions we have paid.

The fees and charges imposed under the contract defray the costs of commissions and other sales expenses. You are not charged directly for commissions or other compensation paid for the sale of the contract.

The principal underwriter of the contracts is GIS, located at 7 Hanover Square, New York, New York 10004.

70	PROSPECTUS	YOUR RIGHTS AND RESPONSIBILITIES

SPECIAL TERMS USED IN THIS PROSPECTUS

Accumulation period

The period between the issue date of the contract and the annuity commencement date.

Accumulation unit

A measure used to determine the value of a contract owner’s interest under the contract before annuity payments begin.

Accumulation value

The value of all the accumulation units in the variable investment options and/or the fixed-rate option credited to a contract.

Annuitant

The person on whose life the annuity payments are based and on whose death, prior to the annuity commencement date, benefits under the contract are paid.

Annuity commencement date

The date on which annuity payments under the contract begin.

Annuity Payments

Periodic payments, either variable or fixed in nature, made by GIAC to the contract owner at monthly or other periodic intervals after the annuity commencement date.

Annuity unit

A measure used to determine the amount of any variable annuity payment.

Contingent annuitant

A contingent annuitant is the person you name at issue to become the annuitant if the annuitant dies before the annuity commencement date. A contingent annuitant may be named only if the owner and the annuitant are not the same person. Only the owner may change a contingent annuitant.

Contract anniversary date

The annual anniversary measured from the issue date of the contract.

Contract owner

You (or your); the person(s) or entity designated as the owner in the contract.

Funds

The open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.

Good order

Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its customer service office, that contains all information required by GIAC to process that transaction. In addition, transaction requests must be received on a valuation date no later than the close of the New York Stock Exchange, generally 4:00 p.m. New York City time, in order to receive that day’s accumulation unit values.

Valuation date

A date on which accumulation unit values are determined. Accumulation unit values are determined on each date on which the New York Stock Exchange or its successor is open for trading. Valuations for any date other than a valuation date will be determined on the next valuation date.

Valuation period

The time period from the determination of one accumulation unit and annuity unit value to the next.

Variable investment options

The Funds underlying the contract are the variable investment options – as distinguished from the fixed-rate option – available for allocations of net premium payments and allocation values.

SPECIAL TERMS USED IN THIS PROSPECTUS	PROSPECTUS	71

OTHER INFORMATION

LEGAL PROCEEDINGS

The Separate Account, GIAC and GIS are not parties to any pending material legal proceeding.

WHERE TO GET MORE INFORMATION

Our Statement of Additional Information (SAI) has more details about the contract described in this prospectus. If you would like a free copy, please call us toll-free at 1-800-221-3253, or write to us at the following address:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

Box 26210

Lehigh Valley, Pennsylvania 18002

The SAI contains the following information:

•	Services to the Separate Account

•	Annuity payments

•	Tax status of the contracts

•	Calculation of Yield Quotations for The Guardian Cash Fund Investment Division

•	Valuation of assets of the Separate Account

•	Transferability restrictions

•	Experts

•	Financial statements.

72	PROSPECTUS	OTHER INFORMATION

APPENDIX A – SUMMARY FINANCIAL INFORMATION

The following two charts containing accumulation unit information for the time periods indicated are derived from the financial statements of Separate Account Q, which were audited by PricewaterhouseCoopers LLP, independent accountants, for the year ending December 31, 2004. The data in the charts should be read in conjunction with the financial statements, related notes and other financial information for Separate Account Q which are included in the Statement of Additional Information.

The Separate Account commenced operations on July 15, 2002. All accumulation unit values when they first became available began at an accumulation unit value of $10.00. If no data appears for a particular unit value or rider, then that funding option or rider was not available at that time or there were no outstanding accumulation units. The accumulation unit value as indicated for the end of one year is also the accumulation unit value at the beginning of the next year.

Variable accumulation unit value for an accumulation unit value outstanding throughout the period:

7yrEDB = SevenYear Enhanced Death Benefit	LB = Living Benefit
Pre-CAEDB = ContractAnniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked on or before April 23, 2004)	EB = Earnings Benefit
Post-CAEDB = ContractAnniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked after April 23, 2004)

INVESTMENT OPTION	YEAR END	BASIC	7yr EDB	7yr EDB and LB or EB	7yr EDB, LB and EB	Pre-CAEDB, LB or EB	Any 2 of: Pre-CAEDB, LB and/or EB OR Post-CAEDB	Pre-CAEDB, LB and EB OR Post-CAEDB and LB or EB
The Guardian Stock Fund	2004	12.06	12.00	11.93	—	11.99	11.91	11.84
	2003	11.58	11.55	11.50	—	11.54	11.50	—
	2002	9.71	9.70	—	—	9.69	9.68	—
The Guardian VC 500 Index	2004	13.11	13.05	12.97	—	13.03	12.95	12.87
Fund	2003	12.07	12.03	11.99	—	12.02	11.98	11.93
	2002	9.58	9.57	—	—	9.56	9.56	—
The Guardian VC Asset	2004	12.95	12.89	12.81	—	12.87	12.79	—
Allocation Fund	2003	11.95	—	11.87	—	11.91	11.86	—
	2002	9.53	—	—	—	9.51	9.50	—
The Guardian VC High Yield	2004	12.65	12.59	—	—	12.57	12.49	—
Bond Fund	2003	11.79	11.75	—	—	11.75	11.70	—
	2002	10.17	—	—	—	10.16	10.18	—
The Guardian VC Low	2004	9.97	9.95	9.91	—	9.94	9.91	9.87
Duration Bond Fund	2003	10.06	—	10.04	—	10.05	10.04	—
	2002	—	—	—	—	—	—	—
The Guardian UBS VC Large	2004	14.52	14.47	—	14.33	14.45	14.39	14.32
Cap Value Fund	2003	13.00	—	—	12.92	12.97	—	—
	2002	—	—	—	—	—	—	—
The Guardian UBS VC Small	2004	15.52	15.46	—	15.31	15.44	15.37	15.29
Cap Value Fund	2003	13.32	—	—	13.24	13.29	13.26	—
	2002	—	—	—	—	—	—	—
The Guardian Bond Fund, Inc.	2004	10.96	10.91	10.84	—	10.90	10.83	10.76
	2003	10.71	10.68	10.64	—	10.67	10.63	10.59
	2002	10.41	10.36	—	—	10.39	10.39	—
The Guardian Cash Fund, Inc.	2004	9.77	9.72	9.66	9.61	9.71	9.65	9.59
	2003	9.86	9.83	9.80	9.76	9.83	9.79	9.76
	2002	9.97	9.96	—	—	9.96	9.95	9.93
Gabelli Capital Asset Fund	2004	14.43	14.38	—	—	14.36	14.30	14.25
	2003	12.71	12.69	—	—	12.69	12.66	12.64
	2002	—	—	—	—	—	—	—
Baillie Gifford International Growth Fund	2004	13.29	13.22	—	—	13.21	13.12	13.04
	2003	11.59	11.55	—	—	11.54	11.50	—
	2002	9.07	9.05	—	—	9.06	8.94	—
Baillie Gifford Emerging	2004	15.70	15.63	—	—	15.61	15.51	15.42
Markets Fund	2003	12.94	12.90	—	—	12.89	12.84	—
	2002	8.55	—	—	—	8.54	8.89	—
The Guardian Small Cap Stock	2004	15.42	15.35	15.25	—	15.33	15.23	15.14
Fund	2003	13.63	13.59	13.54	—	13.58	13.53	—
	2002	9.67	9.65	—	—	9.66	9.64	—

APPENDIX	PROSPECTUS	73

7yrEDB = SevenYear Enhanced Death Benefit	LB = Living Benefit
Pre-CAEDB = ContractAnniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked on or before April 23, 2004)	EB = Earnings Benefit
Post-CAEDB = ContractAnniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked after April 23, 2004)

INVESTMENT OPTION	YEAR END	BASIC	7yr EDB	7yr EDB and LB or EB	7yr EDB, LB and EB	Pre-CAEDB, LB or EB	Any 2 of: Pre-CAEDB, LB and/or EB OR Post-CAEDB	Pre-CAEDB, LB and EB OR Post-CAEDB and LB or EB
Value Line Centurion	2004	12.52	—	—	—	12.46	—	—
	2003	11.43	—	—	—	11.41	—	—
	2002	—	—	—	—	—	—	—
Value Line Strategic Asset	2004	12.28	12.24	12.19	—	12.23	12.18	12.13
Management	2003	11.14	11.13	11.11	—	11.12	11.11	—
	2002	—	—	—	—	—	—	—
AIM V.I. Aggressive Growth	2004	12.82	12.76	—	—	12.75	12.67	12.59
Fund Series II	2003	11.71	—	—	—	11.67	11.62	11.58
	2002	9.43	—	—	—	9.40	—	—
AIM V.I. Basic Value Fund	2004	13.12	13.06	—	—	13.04	12.96	12.88
Series II	2003	12.05	12.02	—	—	12.01	11.96	11.92
	2002	9.20	9.16	—	—	9.19	9.18	—
AIM V.I. Government Securities Fund	2004	10.35	10.30	10.23	—	10.28	10.22	10.16
Series II	2003	10.30	10.27	10.23	—	10.26	10.22	—
	2002	10.39	10.38	—	—	10.37	10.37	—
AIM V.I. Growth Fund Series II	2004	12.61	12.54	—	—	12.53	12.45	12.37
	2003	11.88	11.85	—	—	11.84	11.79	11.75
	2002	9.24	—	—	—	9.23	9.20	—
AIM V.I. Mid Cap Core Equity	2004	13.60	13.53	—	—	13.52	13.43	13.35
Fund Series II	2003	12.19	12.15	—	—	12.15	12.10	12.06
	2002	9.77	—	—	—	9.76	—	—
AIM V.I. Premier Equity Series II	2004	11.77	11.71	11.64	—	11.70	11.63	11.55
	2003	11.36	—	11.28	—	11.32	11.27	11.23
	2002	9.26	—	—	—	9.25	9.27	9.22
Alger American Leveraged	2004	12.27	12.21	—	—	12.19	12.12	—
Allcap Portfolio	2003	11.57	11.54	—	—	11.53	—	—
	2002	8.77	8.77	—	—	8.76	—	—
AllianceBernstein Growth &	2004	13.32	13.25	13.17	—	13.24	13.15	13.07
Income Portfolio	2003	12.19	12.15	—	—	12.14	12.10	12.05
	2002	9.39	9.37	—	—	9.37	9.36	9.35
AllianceBernstein Premier	2004	11.83	11.77	—	—	11.76	11.69	11.62
Growth Portfolio	2003	11.12	11.09	—	—	11.08	11.04	10.99
	2002	9.17	—	—	—	9.16	9.15	9.14
AllianceBernstein Technology	2004	12.27	12.21	—	—	12.19	12.12	—
Portfolio	2003	11.88	11.85	—	—	11.84	11.80	—
	2002	8.41	—	—	—	8.40	8.39	—
AllianceBernstein Real Estate	2004	17.82	17.73	—	—	17.71	17.60	17.49
Investment Portfolio	2003	13.41	13.36	13.34	—	13.36	13.31	—
	2002	9.82	—	—	—	9.80	9.79	—
AllianceBernstein Value	2004	13.65	13.58	13.50	—	13.56	13.48	13.40
Portfolio	2003	12.25	12.22	12.17	—	12.21	12.16	12.12
	2002	9.71	9.70	—	—	9.70	9.68	—
Fidelity VIP Balanced Portfolio	2004	12.07	12.01	11.94	—	12.00	11.92	11.85
Service Class 2	2003	11.68	11.65	—	—	11.64	11.60	11.56
	2002	10.13	—	—	—	10.12	10.11	—
Fidelity VIP Contrafund	2004	13.95	13.88	13.79	13.71	13.86	13.78	13.69
Portfolio Service Class 2	2003	12.33	12.29	12.25	12.20	12.28	12.24	12.19
	2002	9.79	9.78	—	—	9.78	9.78	—
Fidelity VIP Equity-Income	2004	13.27	13.21	—	—	13.19	13.11	13.03
Portfolio Service Class 2	2003	12.15	12.11	—	—	12.10	12.06	12.01
	2002	9.51	9.51	—	—	9.50	9.48	—
Fidelity VIP Growth Portfolio	2004	12.23	12.17	12.09	—	12.15	12.08	12.00
Service Class 2	2003	12.07	12.03	—	—	12.03	11.98	11.94
	2002	9.27	—	—	—	9.26	—	—

74	PROSPECTUS	APPENDIX

7yrEDB = SevenYear Enhanced Death Benefit	LB = Living Benefit
Pre-CAEDB = ContractAnniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked on or before April 23, 2004)	EB = Earnings Benefit
Post-CAEDB = ContractAnniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked after April 23, 2004)

INVESTMENT OPTION	YEAR END	BASIC	7yr EDB	7yr EDB and LB or EB	7yr EDB, LB and EB	Pre-CAEDB, LB or EB	Any 2 of: Pre-CAEDB, LB and/or EB OR Post-CAEDB	Pre-CAEDB, LB and EB OR Post-CAEDB and LB or EB
Fidelity VIP Investment Grade	2004	11.10	11.04	10.98	10.91	11.03	10.96	10.90
Bond Service Class 2	2003	10.84	10.81	10.77	10.73	10.80	10.76	10.72
	2002	10.52	10.50	—	—	10.50	10.49	10.48
Fidelity VIP Mid Cap Portfolio	2004	16.37	16.29	16.19	16.09	16.27	16.17	16.07
Service Class 2	2003	13.37	13.33	13.28	13.23	13.32	13.27	—
	2002	9.84	9.83	—	—	9.83	9.81	—
Franklin Templeton Growth	2004	13.01	12.95	12.87	—	12.93	12.86	12.78
Securities Fund Class 2	2003	11.42	11.38	—	—	11.38	11.33	—
	2002	8.79	—	—	—	8.78	8.78	—
Franklin Templeton Rising	2004	13.11	13.05	12.97	—	13.03	12.95	12.87
Dividends Securities Class 2	2003	12.03	11.99	11.95	—	11.98	11.94	11.89
	2002	9.82	9.81	—	—	9.81	9.81	—
Franklin Templeton Small Cap	2004	14.85	14.78	—	—	14.76	14.67	14.58
Value Securities Class 2	2003	12.22	12.18	—	—	12.17	12.13	—
	2002	9.41	9.40	—	—	9.40	9.40	—
MFS Bond Series	2004	11.77	11.72	11.64	11.57	11.70	11.63	11.56
Service Class	2003	11.33	11.29	11.25	11.21	11.29	11.24	11.20
	2002	10.56	—	—	—	10.55	10.54	10.52
MFS Capital Opportunities	2004	12.89	—	—	—	12.81	12.74	12.66
Series Service Class	2003	11.71	—	—	—	11.67	11.62	11.58
	2002	9.37	—	—	—	9.36	—	9.35
MFS Emerging Growth Series	2004	13.21	13.15	—	—	13.13	13.05	—
Service Class	2003	11.93	11.89	—	—	11.88	11.84	—
	2002	9.34	9.33	—	—	—	—	—
MFS Investors Trust Series	2004	12.54	12.48	12.40	—	12.47	12.39	12.31
Service Class	2003	11.49	11.45	11.41	—	11.45	11.40	11.36
	2002	9.60	9.59	—	—	9.58	9.56	9.56
MFS New Discovery Series	2004	12.99	12.93	12.85	—	12.91	12.83	—
Service Class	2003	12.45	12.42	12.37	—	12.41	12.36	12.32
	2002	9.51	—	—	—	9.48	9.47	—
MFS Strategic Income Series	2004	11.94	11.88	—	—	11.87	11.80	11.72
Service Class	2003	11.30	11.27	—	—	11.26	11.22	—
	2002	10.45	10.45	—	—	10.44	—	—
MFS Total Return Series	2004	12.23	12.19	12.14	—	12.18	12.13	12.08
Service Class	2003	11.22	11.20	—	—	11.20	11.18	—
	2002	—	—	—	—	—	—	—
Van Kampen Life Investment	2004	10.51	10.46	10.40	—	10.45	10.38	10.32
Trust Government	2003	10.30	10.27	10.23	—	10.26	10.22	—
Portfolio Class II	2002	10.33	10.32	—	—	10.32	10.31	—
Van Kampen Life Investment	2004	13.39	13.33	13.25	—	13.31	13.23	13.15
Trust Growth & Income	2003	11.95	11.91	—	—	11.90	11.86	11.81
Portfolio Class II	2002	9.52	9.52	—	—	9.51	9.50	—

APPENDIX	PROSPECTUS	75

APPENDIX A

7yrEDB = SevenYear Enhanced Death Benefit	LB = Living Benefit
Pre-CAEDB = ContractAnniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked on or before April 23, 2004)	EB = Earnings Benefit
Post-CAEDB = ContractAnniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked after April 23, 2004)

Number of accumulation units outstanding at the end of the indicated period:

INVESTMENT OPTION	YEAR END	BASIC	7 yr EDB	7 yr EDB and LB or EB	7 yr EDB, LB and EB	Pre-CAEDB, LB or EB	Any 2 of: Pre-CAEDB, LB and /or EB OR Post-CAEDB	Pre-CAEDB, LB and EB OR Post-CAEDB and LB or EB
The Guardian Stock Fund	2004	72,087	7,578	2,240	—	66,539	19,681	457
	2003	49,162	4,393	2,240	—	57,326	8,722	—
	2002	43,953	141	—	—	11,414	6,003	—
The Guardian VC 500	2004	189,831	18,988	14,588	—	85,264	25,253	2,690
Index Fund	2003	108,564	15,302	14,626	—	72,250	3,822	2,946
	2002	29,136	2,978	—	—	10,671	1,074	—
The Guardian VC Asset	2004	142,646	470	42,835	—	32,481	11,391	—
Allocation Fund	2003	78,519	—	43,697	—	34,778	6,085	—
	2002	12,211	—	—	—	7,949	5,051	—
The Guardian VC High	2004	188,555	6,000	—	—	80,601	14,966	—
Yield Bond Fund	2003	131,501	1,464	—	—	34,941	3,788	—
	2002	7,393	—	—	—	7,193	1,288	—
The Guardian VC Low	2004	181,719	12,008	17,622	—	123,827	33,492	3,572
Duration Bond Fund	2003	18,600	—	15,360	—	4,557	1,288	—
	2002	—	—	—	—	—	—	—
The Guardian UBS VC	2004	118,439	1,143	—	901	28,899	20,992	1,928
Large Cap Value Fund	2003	4,616	—	—	934	5,977	—	—
	2002	—	—	—	—	—	—	—
The Guardian UBS VC	2004	21,790	236	—	850	21,181	14,665	2,307
Small Cap Value Fund	2003	15,431	—	—	880	5,781	396	—
	2002	—	—	—	—	—	—	—
The Guardian Bond Fund,	2004	444,949	13,806	1,695	—	258,948	59,811	9,511
Inc.	2003	336,041	17,660	1,154	—	180,872	29,789	8,599
	2002	40,778	140	—	—	36,014	10,779	—
The Guardian Cash Fund,	2004	748,172	11,003	6,662	1,269	153,490	120,402	5,781
Inc.	2003	757,705	39,910	5,619	1,159	251,714	21,088	4,817
	2002	74,632	37,952	—	—	65,233	12,063	940
Gabelli Capital Asset	2004	99,783	9,204	—	—	49,865	24,402	3,634
Fund	2003	33,674	3,216	—	—	15,922	108	1,096
	2002	—	—	—	—	—	—	—
Baillie Gifford International	2004	125,628	7,106	—	—	67,403	15,528	3,525
Growth Fund	2003	54,005	6,467	—	—	40,909	4,836	—
	2002	22,098	209	—	—	8,583	3,907	—
Baillie Gifford Emerging	2004	82,807	6,844	—	—	42,292	7,591	867
Markets Fund	2003	36,290	3,046	—	—	20,540	1,866	—
	2002	4,475	—	—	—	781	1,408	—
The Guardian Small Cap	2004	151,125	7,894	7,132	—	54,612	14,019	193
Stock Fund	2003	83,363	4,132	7,786	—	36,189	4,659	—
	2002	12,740	2,465	—	—	6,617	1,453	—
Value Line Centurion	2004	3,717	—	—	—	12,728	—	—
	2003	758	—	—	—	261	—	—
	2002	—	—	—	—	—	—	—
Value Line Strategic Asset	2004	138,032	9,725	14,075	—	36,205	22,149	1,607
Management	2003	66,028	87	14,074	—	13,197	1,180	—
	2002	—	—	—	—	—	—	—
AIM V.I. Aggressive	2004	30,821	1,676	—	—	7,191	1,927	419
Growth Fund Series II	2003	18,677	—	—	—	4,938	1,204	443
	2002	1,952	—	—	—	67	—	—
AIM V.I. Basic Value Fund	2004	115,830	3,440	—	—	18,137	9,889	973
Series II	2003	52,030	1,893	—	—	18,482	3,815	441
	2002	11,581	153	—	—	574	65	—
AIM V.I. Government	2004	165,061	7,577	13,206	—	131,586	13,522	990
Securities Fund Series II	2003	134,333	3,389	12,856	—	95,725	4,180	—
	2002	32,510	417	—	—	30,040	543	—

76	PROSPECTUS	APPENDIX

7yrEDB = SevenYear Enhanced Death Benefit	LB = Living Benefit
Pre-CAEDB = ContractAnniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked on or before April 23, 2004)	EB = Earnings Benefit
Post-CAEDB = ContractAnniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked after April 23, 2004)

INVESTMENT OPTION	YEAR END	BASIC	7 yr EDB	7 yr EDB and LB or EB	7 yr EDB, LB and EB	Pre-CAEDB, LB or EB	Any 2 of: Pre-CAEDB, LB and /or EB OR Post-CAEDB	Pre-CAEDB, LB and EB OR Post-CAEDB and LB or EB
AIM V.I. Growth Fund	2004	26,309	278	—	—	23,103	2,689	1,334
Series II	2003	26,977	237	—	—	22,060	2,362	892
	2002	1,073	—	—	—	3,072	163	—
AIM V.I. Mid Cap Core	2004	110,903	1,124	—	—	53,949	8,109	2,503
Equity Fund Series II	2003	28,638	1,125	—	—	19,518	684	548
	2002	3,554	—	—	—	784	—	—
AIM V.I. Premier Equity	2004	28,718	430	1,158	—	12,524	99	903
Series II	2003	12,427	—	1,190	—	7,043	105	2,727
	2002	4,843	—	—	—	1,349	115	1,002
Alger American	2004	59,546	2,641	—	—	22,007	2,797	—
Leveraged Allcap	2003	27,601	4,296	—	—	14,554	—	—
Portfolio	2002	868	1,217	—	—	709	—	—
AllianceBernstein Growth	2004	85,034	6,957	416	—	105,081	16,840	1,922
& Income Portfolio	2003	51,692	9,090	—	—	88,314	4,432	2,039
	2002	2,206	542	—	—	12,687	3,969	1,016
AllianceBernstein Premier	2004	48,266	4,298	—	—	30,160	9,437	446
Growth Portfolio	2003	22,952	2,583	—	—	27,011	1,249	113
	2002	8,231	—	—	—	7,145	1,710	487
AllianceBernstein	2004	23,491	2,556	—	—	5,211	884	—
Technology Portfolio	2003	27,964	1,491	—	—	17,465	1,434	—
	2002	4,490	—	—	—	2,051	1,874	—
AllianceBernstein Real	2004	140,993	1,638	—	—	42,587	9,816	198
Estate Investment	2003	46,606	775	268	—	27,471	2,176	—
Portfolio	2002	4,505	—	—	—	11,309	1,659	—
AllianceBernstein Value	2004	60,802	7,390	441	—	65,500	12,759	1,625
Portfolio	2003	21,333	7,149	902	—	47,571	10,784	1,241
	2002	4,308	2,032	—	—	7,228	737	—
Fidelity VIP Balanced	2004	316,835	1,668	119	—	212,160	26,860	3,747
Portfolio Service Class 2	2003	225,877	1,637	—	—	142,474	5,687	2,942
	2002	6,956	—	—	—	5,797	5,110	—
Fidelity VIP Contrafund	2004	322,375	25,058	9,503	1,966	178,810	65,571	5,237
Portfolio Service Class 2	2003	124,562	11,870	9,470	2,037	95,140	19,925	2,821
	2002	9,543	2,575	—	—	19,210	3,845	—
Fidelity VIP Equity-Income	2004	273,259	10,040	—	—	172,808	41,465	4,042
Portfolio Service Class 2	2003	165,514	10,368	—	—	109,410	10,473	3,112
	2002	20,027	540	—	—	9,479	2,479	—
Fidelity VIP Growth	2004	78,885	2,793	118	—	39,840	10,892	4,601
Portfolio Service Class 2	2003	53,639	5,390	—	—	26,200	2,051	2,578
	2002	6,089	—	—	—	4,043	—	—
Fidelity VIP Investment	2004	240,265	19,494	40,825	2,223	191,065	42,935	15,927
Grade Bond Service	2003	146,457	17,422	39,631	2,134	137,634	28,525	11,435
Class 2	2002	23,916	3,085	—	—	26,621	7,761	1,816
Fidelity VIP Mid Cap	2004	249,200	13,772	7,071	850	98,667	40,138	1,421
Portfolio Service Class 2	2003	113,017	8,149	7,035	937	70,985	3,638	—
	2002	6,789	2,452	—	—	7,456	957	—
Franklin Templeton	2004	230,309	7,049	112	—	124,131	27,986	1,533
Growth Securities	2003	59,504	5,016	—	—	53,208	3,614	—
Fund Class 2	2002	13,459	—	—	—	7,390	323	—
Franklin Templeton Rising	2004	354,456	4,163	4,082	—	217,642	183,923	6,012
Dividends Securities	2003	186,926	3,823	4,280	—	136,714	7,686	8,062
Class 2	2002	26,594	1,118	—	—	3,927	820	—
Franklin Templeton Small	2004	105,968	3,964	—	—	51,427	14,794	1,991
Cap Value Securities	2003	38,384	5,592	—	—	32,330	3,857	—
Class 2	2002	8,698	793	—	—	7,793	3,122	—
MFS Bond Series Service	2004	141,460	3,875	10,555	2,138	143,806	33,307	4,528
Class	2003	87,622	4,495	8,969	2,053	87,116	19,677	3,531
	2002	8,869	—	—	—	19,244	9,553	1,820

APPENDIX	PROSPECTUS	77

7yrEDB = SevenYear Enhanced Death Benefit	LB = Living Benefit
Pre-CAEDB = ContractAnniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked on or before April 23, 2004)	EB = Earnings Benefit
Post-CAEDB = ContractAnniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked after April 23, 2004)

INVESTMENT OPTION	YEAR END	BASIC	7 yr EDB	7 yr EDB and LB or EB	7 yr EDB, LB and EB	Pre-CAEDB, LB or EB	Any 2 of: Pre-CAEDB, LB and /or EB OR Post-CAEDB	Pre-CAEDB, LB and EB OR Post-CAEDB and LB or EB
MFS Capital	2004	16,405	—	—	—	1,523	936	460
Opportunities Series	2003	11,734	—	—	—	2,413	876	1,701
Service Class	2002	11,522	—	—	—	2,941	—	503
MFS Emerging Growth	2004	46,382	26	—	—	8,714	3,220	—
Series Service Class	2003	55,294	72	—	—	7,805	83	—
	2002	2,176	753	—	—	—	—	—
MFS Investors Trust	2004	37,381	2,687	1,146	—	25,745	5,514	3,461
Series Service Class	2003	27,245	1,772	1,177	—	22,588	3,653	3,574
	2002	14,557	2,230	—	—	316	507	1,929
MFS New Discovery	2004	30,599	12	506	—	9,972	1,802	—
Series Service Class	2003	18,599	6,231	542	—	10,194	884	1,230
	2002	472	—	—	—	1,562	388	—
MFS Strategic Income	2004	121,098	1,964	—	—	37,546	7,061	921
Series Service Class	2003	61,520	1,942	—	—	37,078	1,749	—
	2002	6,260	139	—	—	5,858	—	—
MFS Total Return Series	2004	278,743	6,146	118	—	65,261	175,636	4,257
Service Class	2003	104,386	45	—	—	7,274	3,268	—
	2002	—	—	—	—	—	—	—
Van Kampen Life
Investment Trust	2004	283,277	5,929	24,495	—	91,725	26,857	3,173
Government	2003	244,277	5,423	24,711	—	83,143	12,021	—
Portfolio Class II	2002	42,307	507	—	—	24,364	1,579	—
Van Kampen Life
Investment Trust	2004	154,105	10,533	582	—	66,358	27,772	2,518
Growth & Income	2003	72,132	7,694	—	—	54,502	13,255	1,127
Portfolio Class II	2002	9,810	887	—	—	8,265	4,951	—

78	PROSPECTUS	APPENDIX

INDIVIDUAL FLEXIBLE PREMIUM

DEFERRED VARIABLE

ANNUITY CONTRACT

Issued Through The Guardian Separate Account Q of

The Guardian Insurance & Annuity Company, Inc.

Statement of Additional Information dated April 11, 2005

This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for The Guardian Separate Account Q (marketed under the name “The Guardian Investor Income AccessSM”) dated April 11, 2005.

A free Prospectus is available upon request by writing or calling:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26210

Lehigh Valley, Pennsylvania 18002

1-800-221-3253

Read the Prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

EB-014206    3/04

STATEMENT OF ADDITIONAL INFORMATION	B-1

SERVICES TO THE SEPARATE ACCOUNT

The Guardian Insurance & Annuity Company, Inc. (“GIAC”) maintains the books and records of The Guardian Separate Account Q (the “Separate Account”). GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acts as custodian of the assets of the Separate Account. GIAC bears all expenses incurred in the operations of the Separate Account, except the mortality and expense risk charge and the administrative charge (as described in the Prospectus), which are borne by the contract owner.

Guardian Investor Services LLC (“GIS”), a wholly owned subsidiary of GIAC, serves as principal underwriter for the Separate Account pursuant to a distribution and service agreement between GIAC and GIS. The contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of either Park Avenue Securities LLC (“PAS”) or of other broker-dealers which have selling agreements with GIS and GIAC. In the years 2004, 2003 and 2002, GIAC paid commissions through GIS and PAS with respect to the sales of variable annuity contracts in the amount of $44,238,771, $43,478,315 and $39,993,217, respectively.

ANNUITY PAYMENTS

The objective of the contracts is to provide benefit payments (known as annuity payments) which will increase at a rate sufficient to maintain purchasing power at a constant level. For this to occur, the actual net investment return must exceed the assumed investment return by an amount equal to the rate of inflation. Of course, no assurance can be made that this objective will be met. If the assumed interest return were to be increased, benefit payments would start at a higher level but would increase more slowly or decrease more rapidly. Likewise, a lower assumed interest return would provide a lower initial payment with greater increases or lesser decreases in subsequent annuity payments.

Value of an Annuity Unit: The value of an annuity unit is determined independently for each of the Variable Investment Options. For any valuation period, the value of an annuity unit is equal to the value for the immediately preceding valuation period multiplied by the annuity change factor for the current Valuation Period. The annuity unit value for a valuation period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same valuation period adjusted to neutralize the assumed investment return used in determining the annuity payments. The net investment factor is reduced by (a) the mortality and expense risk charges, (b) administrative expenses and (c) if applicable, any optional benefit rider charge on an annual basis during the life of the contract. The dollar amount of any payment due after the first payment under a Variable Investment Option will be determined by multiplying the number of annuity units by the value of an annuity unit for the valuation period ending ten (10) days prior to the valuation period in which the payment is due.

Determination of the First Annuity Payment: At the time annuity payments begin, the value of the contract owner’s account is determined by multiplying the appropriate variable or fixed accumulation unit value on the valuation period ten (10) days before the date the first variable or fixed annuity payment is due by the corresponding number of variable or fixed accumulation units credited to the contract owner’s account as of the date the first annuity payment is due, less any applicable premium taxes not previously deducted.

The contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the contract. The amounts depend on the variable or fixed annuity payout option selected, the mortality table used under the contract (the 1983 Individual Mortality Table projected using Scale G) and the nearest age of the Annuitant. The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. Currently, we are using annuity purchase rates we believe to be more favorable to you than those in your contract. We may change these rates from time to time, but the rate will never be less favorable to you than those guaranteed in your contract.

Determination of the Second and Subsequent Variable Annuity Payments: The amount of the second and subsequent variable annuity payments is determined by multiplying the number of annuity units by the appropriate annuity unit value as of the valuation period ten (10) days prior to the day such payment is due. The number of annuity units under a contract is determined by dividing the first variable annuity payment by the value of the appropriate annuity unit on the date of such payment. This number of annuity units remains fixed during the variable annuity payment period, provided no transfers among the Variable Investment Options are made. If a transfer among the Variable Investment Options is made, the number of annuity units will be adjusted accordingly.

B-2	STATEMENT OF ADDITIONAL INFORMATION

The assumed investment return under the contract is the measuring point for subsequent variable annuity payments. If the actual net investment return (on an annual basis) remains equal to the assumed investment return, the variable annuity payments will remain constant in amount. If the actual net investment return exceeds the assumed investment return selected, the variable annuity payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than the assumed investment return selected, variable annuity payments will decrease.

We may provide a contract owner with a personalized report to demonstrate how these calculations would have impacted the income stream had the contract owner annuitized the contract at some time in the past. This report is based on historical information and is not necessarily representative of future performance.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Internal Revenue Code of 1986, as amended (“Code”) requires that the investments of each investment division of the separate account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying separate account assets.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of a holder of the contract. Specifically, section 72(s) requires that (a) if any holder dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such holder’s death; and (b) if any holder dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such holder’s death. These requirements will be considered satisfied as to any portion of a holder’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the holder’s death. The designated beneficiary refers to a natural person designated by the holder as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased holder, the contract may be continued with the surviving spouse as the new holder.

The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

STATEMENT OF ADDITIONAL INFORMATION	B-3

CALCULATION OF YIELD QUOTATIONS FOR THE GUARDIAN CASH FUND INVESTMENT DIVISION

The yield of the Investment Division of the Separate Account investing in The Guardian Cash Fund represents the net change, exclusive of gains and losses realized by the Investment Division or The Guardian Cash Fund and unrealized appreciation and depreciation with respect to The Guardian Cash Fund’s portfolio of securities, in the value of a hypothetical pre-existing contract that is credited with one accumulation unit at the beginning of the period for which yield is determined (the “base period”). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing (1) the net change in the value of the contract for the base period (see “Accumulation Period” in the Prospectus) by (2) the value of the contract at the beginning of the base period and multiplying the result by 365/7. Deductions from purchase payments (for example, any applicable premium taxes) and any applicable contingent deferred sales charge assessed at the time of withdrawal or annuitization are not reflected in the computation of current yield of the Investment Division. The determination of net change in contract value reflects all deductions that are charged to a contract owner, in proportion to the length of the base period and the Investment Division’s average contract size. The current annualized yield of the Cash Fund Investment Division for the 7-day period ended December 31, 2004 was 1.79%.

Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period. The effective or compound yield for a base period is calculated by (1) dividing (i) the net change in the value of the contract for the base period by (ii) the value of the contract as of the beginning of the base period, (2) adding 1 to the result, (3) raising the sum to a power equal to 365 divided by the number of days in the base period, and (4) subtracting 1 from the result. The effective annualized yield of The Guardian Cash Fund Investment Division for the 7-day period ended December 31, 2004 was 1.81%.

The current and effective yields of The Guardian Cash Fund Investment Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in The Guardian Cash Fund’s portfolio. Consequently, no yield quotation should be considered as representative of what the yield of the Investment Division may be for any specified period in the future. The yield is subject to fluctuation and is not guaranteed.

VALUATION OF ASSETS OF THE SEPARATE ACCOUNT

The value of Fund shares held in each Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing annuity payments, the shares held in the Separate Account (and corresponding annuity units) may be valued at fair value as determined in good faith by GIAC’s Board of Directors.

TRANSFERABILITY RESTRICTIONS

Where a contract is owned in conjunction with a retirement plan qualified under the Code, a tax-sheltered annuity program or individual retirement account, and notwithstanding any other provisions of the contract, the contract owner may not change the ownership of the contract nor may the contract be sold, assigned or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than GIAC unless the contract owner is the trustee of an employee trust qualified under the Code, the custodian of a custodial account treated as such, or the employer under a qualified non-trusteed pension plan.

EXPERTS

The consolidated balance sheets of GIAC as of December 31, 2004 and 2003 and the related consolidated statements of income and comprehensive income, of changes in stockholder’s equity and of cash flows for each of the three years in the period ended December 31, 2004 and the statement of assets and liabilities of Separate Account Q as of and for the year ended December 31, 2004 and the related statement of operations for the year then ended and the statement of changes in net assets for the two years in the period ended December 31, 2004 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

B-4	STATEMENT OF ADDITIONAL INFORMATION

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STATEMENT OF ADDITIONAL INFORMATION	B-5

FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT Q

The Guardian Separate Account Q

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004

	Guardian Stock	Guardian VC 500 Index

Assets:
Shares owned in underlying fund	72,116	505,824
Net asset value per share (NAV)	28.42	8.86

Total Assets ( Shares x NAV)	$2,049,549	$4,481,605

Liabilities:
Due to the Guardian Insurance & Annuity Company, Inc.	18,736	34,773

Net Assets	$2,030,813	$4,446,832

Net Assets: Regular Contract
Contract Value in accumulation period	$869,435	$2,488,654

Net Assets	$869,435	$2,488,654
Units Outstanding	72,087	189,831
Unit Value (accumulation)	$12.06	$13.11

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
Contract Value in accumulation period	$90,945	$247,697

Net Assets	$90,945	$247,697
Units Outstanding	7,578	18,988
Unit Value (accumulation)	$12.00	$13.05

Net Assets: 7 Year EDBR with Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR)
Contract Value in accumulation period	$26,713	$189,130

Net Assets	$26,713	$189,130
Units Outstanding	2,240	14,588
Unit Value (accumulation)	$11.93	$12.97

Net Assets: 7 Year EDBR with LBR and EBR
Contract Value in accumulation period	$—	$—

Net Assets	$—	$—
Units Outstanding	—	—
Unit Value (accumulation)	$—	$—

Net Assets: Contracts with any One Rider, Pre-Contract Anniversary Enhanced Death Benefit (Pre-CAEDB), LBR or EBR
Contract Value in accumulation period	$797,585	$1,110,923

Net Assets	$797,585	$1,110,923
Units Outstanding	66,539	85,264
Unit Value (accumulation)	$11.99	$13.03

Net Assets: Contracts with any Two Riders Pre-CAEDB, LBR or EBR or Contracts with Post-CAEDB
Contract Value in accumulation period	$234,454	$327,008

Net Assets	$234,454	$327,008
Units Outstanding	19,681	25,253
Unit Value (accumulation)	$11.91	$12.95

See notes to financial statements.

B-6	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Guardian VC Asset Allocation	Guardian VC High Yield Bond	Guardian VC Low Duration Bond	Guardian UBS VC Large Cap Value	Guardian UBS VC Small Cap Value	Guardian Bond	Guardian Cash

342,819	430,271	402,809	188,430	68,579	723,051	1,077,348
9.16	8.60	9.97	13.35	13.97	12.11	10.00

$3,140,224	$3,700,328	$4,016,005	$2,515,546	$958,048	$8,756,152	$10,773,479

18,264	26,586	28,593	18,565	15,611	52,075	403,050

$3,121,960	$3,673,742	$3,987,412	$2,496,981	$942,437	$8,704,077	$10,370,429

$1,847,606	$2,385,102	$1,812,308	$1,720,207	$338,073	$4,878,411	$7,311,759

$1,847,606	$2,385,102	$1,812,308	$1,720,207	$338,073	$4,878,411	$7,311,759
142,646	188,555	181,719	118,439	21,790	444,949	748,172
$12.95	$12.65	$9.97	$14.52	$15.52	$10.96	$9.77

$6,061	$75,526	$119,438	$16,534	$3,640	$150,627	$107,001

$6,061	$75,526	$119,438	$16,534	$3,640	$150,627	$107,001
470	6,000	12,008	1,143	236	13,806	11,003
$12.89	$12.59	$9.95	$14.47	$15.47	$10.91	$9.72

$548,689	$—	$174,693	$—	$—	$18,382	$64,391

$548,689	$—	$174,693	$—	$—	$18,382	$64,391
42,835	—	17,622	—	—	1,695	6,662
$12.81	$—	$9.91	$—	$—	$10.84	$9.66

$—	$—	$—	$12,913	$13,006	$—	$12,194

$—	$—	$—	$12,913	$13,006	$—	$12,194
—	—	—	901	850	—	1,269
$—	$—	$—	$14.33	$15.31	$—	$9.61

$418,113	$1,013,287	$1,230,837	$417,728	$327,068	$2,821,634	$1,490,804

$418,113	$1,013,287	$1,230,837	$417,728	$327,068	$2,821,634	$1,490,804
32,481	80,601	123,827	28,899	21,181	258,948	153,490
$12.87	$12.57	$9.94	$14.45	$15.44	$10.90	$9.71

$145,729	$186,987	$331,798	$301,990	$225,369	$647,725	$1,162,235

$145,729	$186,987	$331,798	$301,990	$225,369	$647,725	$1,162,235
11,391	14,966	33,492	20,992	14,665	59,811	120,402
$12.79	$12.49	$9.91	$14.39	$15.37	$10.83	$9.65

STATEMENT OF ADDITIONAL INFORMATION	B-7

The Guardian Separate Account Q

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004 (continued)

	Gabelli Capital Asset	Baillie Gifford International Growth

Assets:
Shares owned in underlying fund	148,238	187,549
Net asset value per share (NAV)	18.28	15.60

Total Assets ( Shares x NAV)	$2,709,794	$2,925,769

Liabilities:
Due to the Guardian Insurance & Annuity Company, Inc.	15,311	22,663

Net Assets	$2,694,483	$2,903,106

Net Assets: Regular Contract
Contract Value in accumulation period	$1,439,398	$1,669,272

Net Assets	$1,439,398	$1,669,272
Units Outstanding	99,783	125,628
Unit Value (accumulation)	$14.43	$13.29

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
Contract Value in accumulation period	$132,326	$93,951

Net Assets	$132,326	$93,951
Units Outstanding	9,204	7,106
Unit Value (accumulation)	$14.38	$13.22

Net Assets: 7 Year EDBR with Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR)
Contract Value in accumulation period	$—	$—

Net Assets	$—	$—
Units Outstanding	—	—
Unit Value (accumulation)	$—	$—

Net Assets: 7 Year EDBR with LBR and EBR
Contract Value in accumulation period	$—	$—

Net Assets	$—	$—
Units Outstanding	—	—
Unit Value (accumulation)	$—	$—

Net Assets: Contracts with any One Rider, Pre-Contract Anniversary Enhanced Death Benefit (Pre-CAEDB), LBR or EBR
Contract Value in accumulation period	$716,309	$890,106

Net Assets	$716,309	$890,106
Units Outstanding	49,865	67,403
Unit Value (accumulation)	$14.36	$13.21

Net Assets: Contracts with any Two Riders Pre-CAEDB, LBR or EBR or Contracts with Post-CAEDB
Contract Value in accumulation period	$349,075	$203,795

Net Assets	$349,075	$203,795
Units Outstanding	24,402	15,528
Unit Value (accumulation)	$14.30	$13.12

See notes to financial statements.

B-8	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Baillie Gifford Emerging Markets	Guardian Small Cap Stock	Value Line Centurion	Value Line Strategic Asset Management	AIM V.I. Aggressive Growth Series II	AIM V.I. Basic Value Series II	AIM V.I. Government Securities Series II

135,069	215,094	10,230	133,907	47,285	166,405	287,770
16.43	17.22	20.24	20.46	11.76	11.76	12.01

$2,219,182	$3,703,911	$207,060	$2,739,733	$556,076	$1,956,918	$3,456,112

14,418	29,173	1,875	21,750	11,532	14,583	23,472

$2,204,764	$3,674,738	$205,185	$2,717,983	$544,544	$1,942,335	$3,432,640

$1,300,346	$2,330,581	$46,532	$1,695,305	$395,273	$1,520,126	$1,707,966

$1,300,346	$2,330,581	$46,532	$1,695,305	$395,273	$1,520,126	$1,707,966
82,807	151,125	3,717	138,032	30,821	115,830	165,061
$15.70	$15.42	$12.52	$12.28	$12.82	$13.12	$10.35

$106,952	$121,139	$—	$119,039	$21,388	$44,921	$78,017

$106,952	$121,139	$—	$119,039	$21,388	$44,921	$78,017
6,844	7,894	—	9,725	1,676	3,440	7,577
$15.63	$15.35	$—	$12.24	$12.76	$13.06	$10.30

$—	$108,778	$—	$171,568	$—	$—	$135,138

$—	$108,778	$—	$171,568	$—	$—	$135,138
—	7,132	—	14,075	—	—	13,206
$—	$15.25	$—	$12.19	$—	$—	$10.23

$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
$—	$—	$—	$—	$—	$—	$—

$660,037	$837,026	$158,653	$442,812	$91,654	$236,563	$1,353,209

$660,037	$837,026	$158,653	$442,812	$91,654	$236,563	$1,353,209
42,292	54,612	12,728	36,205	7,191	18,137	131,586
$15.61	$15.33	$12.46	$12.23	$12.75	$13.04	$10.28

$117,737	$213,543	$—	$269,766	$24,406	$128,188	$138,205

$117,737	$213,543	$—	$269,766	$24,406	$128,188	$138,205
7,591	14,019	—	22,149	1,927	9,889	13,522
$15.51	$15.23	$—	$12.18	$12.67	$12.96	$10.22

STATEMENT OF ADDITIONAL INFORMATION	B-9

The Guardian Separate Account Q

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004 (continued)

	AIM V.I. Growth Series II	AIM V.I. Mid Cap Core Equity Series II

Assets:
Shares owned in underlying fund	42,845	186,417
Net asset value per share (NAV)	15.93	13.04

Total Assets ( Shares x NAV)	$682,523	$2,430,875

Liabilities:
Due to the Guardian Insurance & Annuity Company, Inc.	7,978	21,592

Net Assets	$674,545	$2,409,283

Net Assets: Regular Contract
Contract Value in accumulation period	$331,634	$1,508,464

Net Assets	$331,634	$1,508,464
Units Outstanding	26,309	110,903
Unit Value (accumulation)	$12.61	$13.60

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
Contract Value in accumulation period	$3,488	$15,219

Net Assets	$3,488	$15,219
Units Outstanding	278	1,124
Unit Value (accumulation)	$12.54	$13.53

Net Assets: 7 Year EDBR with Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR)
Contract Value in accumulation period	$—	$—

Net Assets	$—	$—
Units Outstanding	—	—
Unit Value (accumulation)	$—	$—

Net Assets: 7 Year EDBR with LBR and EBR
Contract Value in accumulation period	$—	$—

Net Assets	$—	$—
Units Outstanding	—	—
Unit Value (accumulation)	$—	$—

Net Assets: Contracts with any One Rider, Pre-Contract Anniversary Enhanced Death Benefit (Pre-CAEDB), LBR or EBR
Contract Value in accumulation period	$289,435	$729,284

Net Assets	$289,435	$729,284
Units Outstanding	23,103	53,949
Unit Value (accumulation)	$12.53	$13.52

Net Assets: Contracts with any Two Riders Pre-CAEDB, LBR or EBR or Contracts with Post-CAEDB
Contract Value in accumulation period	$33,482	$108,944

Net Assets	$33,482	$108,944
Units Outstanding	2,689	8,109
Unit Value (accumulation)	$12.45	$13.43

See notes to financial statements.

B-10	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
AIM V.I. Premier Equity Series II	Alger American Leveraged Allcap Class S	Alliance Bernstein Growth & Income Class B	Alliance Bernstein Premier Growth Class B	Alliance Bernstein Technology Class B	Alliance Bernstein Real Estate Investment Class B	Alliance Bernstein Value Class B

24,895	36,015	122,519	48,436	26,981	171,857	165,562
21.18	30.17	23.87	23.11	15.08	20.54	12.54

$527,274	$1,086,583	$2,924,527	$1,119,353	$406,875	$3,529,935	$2,076,150

12,613	10,087	16,704	16,193	13,262	21,050	14,054

$514,661	$1,076,496	$2,907,823	$1,103,160	$393,613	$3,508,885	$2,062,096

$338,041	$730,415	$1,132,442	$571,124	$288,176	$2,512,650	$829,852

$338,041	$730,415	$1,132,442	$571,124	$288,176	$2,512,650	$829,852
28,718	59,546	85,034	48,266	23,491	140,993	60,802
$11.77	$12.27	$13.32	$11.83	$12.27	$17.82	$13.65

$5,039	$32,237	$92,188	$50,607	$31,204	$29,051	$100,370

$5,039	$32,237	$92,188	$50,607	$31,204	$29,051	$100,370
430	2,641	6,957	4,298	2,556	1,638	7,390
$11.71	$12.21	$13.25	$11.77	$12.21	$17.73	$13.58

$13,484	$—	$5,483	$—	$—	$—	$5,948

$13,484	$—	$5,483	$—	$—	$—	$5,948
1,158	—	416	—	—	—	441
$11.64	$—	$13.17	$—	$—	$—	$13.50

$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
$—	$—	$—	$—	$—	$—	$—

$146,516	$268,290	$1,390,810	$354,679	$63,527	$754,285	$888,477

$146,516	$268,290	$1,390,810	$354,679	$63,527	$754,285	$888,477
12,524	22,007	105,081	30,160	5,211	42,587	65,500
$11.70	$12.19	$13.24	$11.76	$12.19	$17.71	$13.56

$1,147	$33,884	$221,521	$110,297	$10,706	$172,791	$171,999

$1,147	$33,884	$221,521	$110,297	$10,706	$172,791	$171,999
99	2,797	16,840	9,437	884	9,816	12,759
$11.63	$12.12	$13.15	$11.69	$12.12	$17.60	$13.48

STATEMENT OF ADDITIONAL INFORMATION	B-11

The Guardian Separate Account Q

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004 (continued)

	Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2

Assets:
Shares owned in underlying fund	478,526	325,428
Net asset value per share (NAV)	14.20	26.35

Total Assets ( Shares x NAV)	$6,795,073	$8,575,016

Liabilities:
Due to the Guardian Insurance & Annuity Company, Inc.	39,257	48,828

Net Assets	$6,755,816	$8,526,188

Net Assets: Regular Contract
Contract Value in accumulation period	$3,824,500	$4,496,749

Net Assets	$3,824,500	$4,496,749
Units Outstanding	316,835	322,375
Unit Value (accumulation)	$12.07	$13.95

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
Contract Value in accumulation period	$20,039	$347,804

Net Assets	$20,039	$347,804
Units Outstanding	1,668	25,058
Unit Value (accumulation)	$12.01	$13.88

Net Assets: 7 Year EDBR with Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR)
Contract Value in accumulation period	$1,416	$131,098

Net Assets	$1,416	$131,098
Units Outstanding	119	9,503
Unit Value (accumulation)	$11.94	$13.79

Net Assets: 7 Year EDBR with LBR and EBR
Contract Value in accumulation period	$—	$26,950

Net Assets	$—	$26,950
Units Outstanding	—	1,966
Unit Value (accumulation)	$—	$13.71

Net Assets: Contracts with any One Rider, Pre-Contract Anniversary Enhanced Death Benefit (Pre-CAEDB), LBR or EBR
Contract Value in accumulation period	$2,545,211	$2,478,840

Net Assets	$2,545,211	$2,478,840
Units Outstanding	212,160	178,810
Unit Value (accumulation)	$12.00	$13.86

Net Assets: Contracts with any Two Riders Pre-CAEDB, LBR or EBR or Contracts with Post-CAEDB
Contract Value in accumulation period	$320,249	$903,424

Net Assets	$320,249	$903,424
Units Outstanding	26,860	65,571
Unit Value (accumulation)	$11.92	$13.78

See notes to financial statements.

B-12	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Investment Grade Bond Service Class 2	Fidelity VIP Mid Cap Service Class 2	Templeton Growth Securities Class 2	Franklin Templeton Rising Dividends Securities Class 2	Franklin Templeton Small Cap Value Securities Class 2

267,056	53,354	470,221	229,334	399,414	585,562	171,594
25.09	31.64	13.08	29.88	12.83	17.51	15.65

$6,700,424	$1,688,116	$6,150,486	$6,852,510	$5,124,476	$10,253,187	$2,685,451

44,895	15,762	44,399	41,282	29,391	58,997	16,344

$6,655,529	$1,672,354	$6,106,087	$6,811,228	$5,095,085	$10,194,190	$2,669,107

$3,627,066	$964,610	$2,666,674	$4,079,283	$2,997,395	$4,648,372	$1,573,744

$3,627,066	$964,610	$2,666,674	$4,079,283	$2,997,395	$4,648,372	$1,573,744
273,259	78,885	240,265	249,200	230,309	354,456	105,968
$13.27	$12.23	$11.10	$16.37	$13.01	$13.11	$14.85

$132,609	$33,979	$215,290	$224,340	$91,287	$54,329	$58,576

$132,609	$33,979	$215,290	$224,340	$91,287	$54,329	$58,576
10,040	2,793	19,494	13,772	7,049	4,163	3,964
$13.21	$12.17	$11.04	$16.29	$12.95	$13.05	$14.78

$—	$1,428	$448,102	$114,469	$1,438	$52,934	$—

$—	$1,428	$448,102	$114,469	$1,438	$52,934	$—
—	118	40,825	7,071	112	4,082	—
$—	$12.09	$10.98	$16.19	$12.87	$12.97	$—

$—	$—	$24,254	$13,676	$—	$—	$—

$—	$—	$24,254	$13,676	$—	$—	$—
—	—	2,223	850	—	—	—
$—	$—	$10.91	$16.09	$—	$—	$—

$2,279,632	$479,794	$2,107,556	$1,605,196	$1,605,584	$2,836,623	$759,048

$2,279,632	$479,794	$2,107,556	$1,605,196	$1,605,584	$2,836,623	$759,048
172,808	39,480	191,065	98,667	124,131	217,642	51,427
$13.19	$12.15	$11.03	$16.27	$12.93	$13.03	$14.76

$543,625	$131,549	$470,679	$648,988	$359,762	$2,382,394	$217,007

$543,625	$131,549	$470,679	$648,988	$359,762	$2,382,394	$217,007
41,465	10,892	42,935	40,138	27,986	183,923	14,794
$13.11	$12.08	$10.96	$16.17	$12.86	$12.95	$14.67

STATEMENT OF ADDITIONAL INFORMATION	B-13

The Guardian Separate Account Q

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004 (continued)

	MFS Bond Service Class	MFS Capital Opportunities Service Class

Assets:
Shares owned in underlying fund	331,342	19,183
Net asset value per share (NAV)	12.11	13.48

Total Assets ( Shares x NAV)	$4,012,547	$258,583

Liabilities:
Due to the Guardian Insurance & Annuity Company, Inc.	31,518	9,809

Net Assets	$3,981,029	$248,774

Net Assets: Regular Contract
Contract Value in accumulation period	$1,665,552	$211,519

Net Assets	$1,665,552	$211,519
Units Outstanding	141,460	16,405
Unit Value (accumulation)	$11.77	$12.89

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
Contract Value in accumulation period	$45,395	$—

Net Assets	$45,395	$—
Units Outstanding	3,875	—
Unit Value (accumulation)	$11.72	$—

Net Assets: 7 Year EDBR with Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR)
Contract Value in accumulation period	$122,900	$—

Net Assets	$122,900	$—
Units Outstanding	10,555	—
Unit Value (accumulation)	$11.64	$—

Net Assets: 7 Year EDBR with LBR and EBR
Contract Value in accumulation period	$24,746	$—

Net Assets	$24,746	$—
Units Outstanding	2,138	—
Unit Value (accumulation)	$11.57	$—

Net Assets: Contracts with any One Rider, Pre-Contract Anniversary Enhanced Death Benefit (Pre-CAEDB), LBR or EBR
Contract Value in accumulation period	$1,682,760	$19,513

Net Assets	$1,682,760	$19,513
Units Outstanding	143,806	1,523
Unit Value (accumulation)	$11.70	$12.81

Net Assets: Contracts with any Two Riders Pre-CAEDB, LBR or EBR or Contracts with Post-CAEDB
Contract Value in accumulation period	$387,344	$11,916

Net Assets	$387,344	$11,916
Units Outstanding	33,307	936
Unit Value (accumulation)	$11.63	$12.74

See notes to financial statements.

B-14	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
MFS Emerging Growth Service Class	MFS Investors Trust Service Class	MFS New Discovery Service Class	MFS Strategic Income Service Class	MFS Total Return Service Class	Van Kampen Life Investment Trust Government Class II	Van Kampen Life Investment Trust Growth & Income Class II

44,813	53,071	38,097	183,087	305,767	486,984	183,046
17.37	17.99	14.71	11.13	21.25	9.48	19.29

$778,402	$954,752	$560,408	$2,037,763	$6,497,546	$4,616,612	$3,530,964

8,916	6,325	4,276	14,028	33,858	32,509	29,644

$769,486	$948,427	$556,132	$2,023,735	$6,463,688	$4,584,103	$3,501,320

$612,708	$468,849	$397,580	$1,446,200	$3,410,083	$2,978,200	$2,063,967

$612,708	$468,849	$397,580	$1,446,200	$3,410,083	$2,978,200	$2,063,967
46,382	37,381	30,599	121,098	278,743	283,277	154,105
$13.21	$12.54	$12.99	$11.94	$12.23	$10.51	$13.39

$345	$33,536	$158	$23,334	$74,931	$62,028	$140,379

$345	$33,536	$158	$23,334	$74,931	$62,028	$140,379
26	2,687	12	1,964	6,146	5,929	10,533
$13.15	$12.48	$12.93	$11.88	$12.19	$10.46	$13.33

$—	$14,211	$6,502	$—	$1,429	$254,679	$7,704

$—	$14,211	$6,502	$—	$1,429	$254,679	$7,704
—	1,146	506	—	118	24,495	582
$—	$12.40	$12.85	$—	$12.14	$10.40	$13.25

$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
$—	$—	$—	$—	$—	$—	$—

$114,411	$320,914	$128,768	$445,635	$795,051	$958,403	$883,278

$114,411	$320,914	$128,768	$445,635	$795,051	$958,403	$883,278
8,714	25,745	9,972	37,546	65,261	91,725	66,358
$13.13	$12.47	$12.91	$11.87	$12.18	$10.45	$13.31

$42,022	$68,309	$23,124	$83,286	$2,130,767	$278,897	$367,400

$42,022	$68,309	$23,124	$83,286	$2,130,767	$278,897	$367,400
3,220	5,514	1,802	7,061	175,636	26,857	27,772
$13.05	$12.39	$12.83	$11.80	$12.13	$10.38	$13.23

STATEMENT OF ADDITIONAL INFORMATION	B-15

The Guardian Separate Account Q

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004

	Guardian Stock	Guardian VC 500 Index

Net Assets: Contracts with Pre-CAEDB Plus LBR and EBR; or Post-CAEDB and LBR or EBR
Contract Value in accumulation period	$5,413	$34,625

Net Assets	$5,413	$34,625
Units Outstanding	457	2,690
Unit Value (accumulation)	$11.84	$12.87

Net Assets: Total
Contract Value in accumulation period	$2,024,545	$4,398,037
Contracts in Payout (annuitization) period	6,268	48,795

Net Assets	$2,030,813	$4,446,832

FIFO Cost Of Shares In Underlying Fund	$1,844,927	$4,012,441

The Guardian Separate Account Q

STATEMENT OF OPERATIONS

December 31, 2004

	Guardian Stock	Guardian VC 500 Index

2004 Investment Income
Income:
Reinvested dividends	$35,067	$65,518
Expenses:
Mortality expense risk and administrative charges	35,267	69,544

Net investment income/(expense)	(200)	(4,026)

2004 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	52,515	130,062
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	52,515	130,062
Net change in unrealized appreciation/(depreciation) of investments	29,589	199,394

Net realized and unrealized gain/(loss) from investments	82,104	329,456

2004 Net Increase/(Decrease) in Net Assets Resulting from Operations	$81,904	$325,430

See notes to financial statements.

B-16	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Guardian VC Asset Allocation	Guardian VC High Yield Bond	Guardian VC Low Duration Bond	Guardian UBS VC Large Cap Value	Guardian UBS VC Small Cap Value	Guardian Bond	Guardian Cash

$—	$—	$35,265	$27,609	$35,281	$102,363	$55,459

$—	$—	$35,265	$27,609	$35,281	$102,363	$55,459
—	—	3,572	1,928	2,307	9,511	5,781
$—	$—	$9.87	$14.32	$15.29	$10.76	$9.59

$2,966,198	$3,660,902	$3,704,339	$2,496,981	$942,437	$8,619,142	$10,203,843
155,762	12,840	283,073	—	—	84,935	166,586

$3,121,960	$3,673,742	$3,987,412	$2,496,981	$942,437	$8,704,077	$10,370,429

$2,801,826	$3,636,964	$4,047,468	$2,449,769	$917,152	$8,989,644	$10,773,480

Investment Divisions
Guardian VC Asset Allocation	Guardian VC High Yield Bond	Guardian VC Low Duration Bond	Guardian UBS VC Large Cap Value	Guardian UBS VC Small Cap Value	Guardian Bond	Guardian Cash

$35,835	$226,976	$56,408	$14,202	$2,116	$326,801	$98,910

51,860	57,110	45,900	17,538	13,352	140,260	216,839

(16,025)	169,866	10,508	(3,336)	(11,236)	186,541	(117,929)

78,845	27,684	(2,372)	6,278	23,162	(103,024)	—
—	—	—	124,149	75,861	83,423	—

78,845	27,684	(2,372)	130,427	99,023	(19,601)	—
162,906	29,698	(30,073)	55,962	22,517	21,110	—

241,751	57,382	(32,445)	186,389	121,540	1,509	—

$225,726	$227,248	$(21,937)	$183,053	$110,304	$188,050	$(117,929)

STATEMENT OF ADDITIONAL INFORMATION	B-17

The Guardian Separate Account Q

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004 (continued)

	Gabelli Capital Asset	Baillie Gifford International Growth

Net Assets: Contracts with Pre-CAEDB Plus LBR and EBR; or Post-CAEDB and LBR or EBR
Contract Value in accumulation period	$51,771	$45,982

Net Assets	$51,771	$45,982
Units Outstanding	3,634	3,525
Unit Value (accumulation)	$14.25	$13.04

Net Assets: Total
Contract Value in accumulation period	$2,688,879	$2,903,106
Contracts in Payout (annuitization) period	5,604	—

Net Assets	$2,694,483	$2,903,106

FIFO Cost Of Shares In Underlying Fund	$2,469,837	$2,457,585

The Guardian Separate Account Q

STATEMENT OF OPERATIONS

December 31, 2004 (continued)

	Gabelli Capital Asset	Baillie Gifford International Growth

2004 Investment Income
Income:
Reinvested dividends	$8,463	$4,785
Expenses:
Mortality expense risk and administrative charges	32,295	39,060

Net investment income/(expense)	(23,832)	(34,275)

2004 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	21,643	49,794
Reinvested realized gain distributions	94,107	—

Net realized gain/(loss) on investments	115,750	49,794
Net change in unrealized appreciation/(depreciation) of investments	187,919	310,789

Net realized and unrealized gain/(loss) from investments	303,669	360,583

2004 Net Increase/(Decrease) in Net Assets Resulting from Operations	$279,837	$326,308

See notes to financial statements.

B-18	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Baillie Gifford Emerging Markets	Guardian Small Cap Stock	Value Line Centurion	Value Line Strategic Asset Management	AIM V.I. Aggressive Growth Series II	AIM V.I. Basic Value Series II	AIM V.I. Government Securities Series II

$13,359	$2,923	$—	$19,493	$5,274	$12,537	$10,055

$13,359	$2,923	$—	$19,493	$5,274	$12,537	$10,055
867	193	—	1,607	419	973	990
$15.42	$15.14	$—	$12.13	$12.59	$12.88	$10.16

$2,198,431	$3,613,990	$205,185	$2,717,983	$537,995	$1,942,335	$3,422,590
6,333	60,748	—	—	6,549	—	10,050

$2,204,764	$3,674,738	$205,185	$2,717,983	$544,544	$1,942,335	$3,432,640

$1,818,337	$3,715,628	$190,542	$2,494,066	$464,395	$1,666,470	$3,527,108

Investment Divisions
Baillie Gifford Emerging Markets	Guardian Small Cap Stock	Value Line Centurion	Value Line Strategic Asset Management	AIM V.I. Aggressive Growth Series II	AIM V.I. Basic Value Series II	AIM V.I. Government Securities Series II

$3,857	$—	$—	$7,207	$—	$—	$120,687

28,167	50,761	1,816	38,709	8,711	24,884	59,411

(24,310)	(50,761)	(1,816)	(31,502)	(8,711)	(24,884)	61,276

56,535	241,306	722	25,170	3,386	23,988	(9,283)
45,103	554,536	—	—	—	—	—

101,638	795,842	722	25,170	3,386	23,988	(9,283)
279,710	(312,335)	15,879	222,002	52,506	146,129	(41,127)

381,348	483,507	16,601	247,172	55,892	170,117	(50,410)

$357,038	$432,746	$14,785	$215,670	$47,181	$145,233	$10,866

STATEMENT OF ADDITIONAL INFORMATION	B-19

The Guardian Separate Account Q

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004 (continued)

	AIM V.I. Growth Series II	AIM V.I. Mid Cap Core Equity Series II

Net Assets: Contracts with Pre-CAEDB Plus LBR and EBR; or Post-CAEDB and LBR or EBR
Contract Value in accumulation period	$16,506	$33,419

Net Assets	$16,506	$33,419
Units Outstanding	1,334	2,503
Unit Value (accumulation)	$12.37	$13.35

Net Assets: Total
Contract Value in accumulation period	$674,545	$2,395,330
Contracts in Payout (annuitization) period	—	13,953

Net Assets	$674,545	$2,409,283

FIFO Cost Of Shares In Underlying Fund	$620,907	$2,292,729

The Guardian Separate Account Q

STATEMENT OF OPERATIONS

December 31, 2004 (continued)

	AIM V.I. Growth Series II	AIM V.I. Mid Cap Core Equity Series II

2004 Investment Income
Income:
Reinvested dividends	$—	$516
Expenses:
Mortality expense risk and administrative charges	12,173	25,891

Net investment income/(expense)	(12,173)	(25,375)

2004 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	71,032	10,146
Reinvested realized gain distributions	—	104,948

Net realized gain/(loss) on investments	71,032	115,094
Net change in unrealized appreciation/(depreciation) of investments	(12,541)	73,469

Net realized and unrealized gain/(loss) from investments	58,491	188,563

2004 Net Increase/(Decrease) in Net Assets Resulting from Operations	$46,318	$163,188

See notes to financial statements.

B-20	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
AIM V.I. Premier Equity Series II	Alger American Leveraged AllCap Class S	Alliance Bernstein Growth & Income Class B	Alliance Bernstein Premier Growth Class B	Alliance Bernstein Technology Class B	Alliance Bernstein Real Estate Investment Class B	Alliance Bernstein Value Class B

$10,434	$—	$25,121	$5,176	$—	$3,457	$21,770

$10,434	$—	$25,121	$5,176	$—	$3,457	$21,770
903	—	1,922	446	—	198	1,625
$11.55	$—	$13.07	$11.62	$—	$17.49	$13.40

$514,661	$1,064,826	$2,867,565	$1,091,883	$393,613	$3,472,234	$2,018,416
—	11,670	40,258	11,277	—	36,651	43,680

$514,661	$1,076,496	$2,907,823	$1,103,160	$393,613	$3,508,885	$2,062,096

$472,541	$977,420	$2,491,050	$955,375	$378,970	$2,761,230	$1,713,661

Investment Divisions
AIM V.I. Premier Equity Series II	Alger American Leveraged Allcap Class S	Alliance Bernstein Growth & Income Class B	Alliance Bernstein Premier Growth Class B	Alliance Bernstein Technology Class B	Alliance Bernstein Real Estate Investment Class B	Alliance Bernstein Value Class B

$1,635	$—	$16,427	$—	$—	$35,866	$12,961

8,839	15,426	45,361	16,890	7,606	39,902	30,972

(7,204)	(15,426)	(28,934)	(16,890)	(7,606)	(4,036)	(18,011)

4,906	27,141	90,620	8,414	57,947	60,024	14,587
—	—	—	—	—	—	—

4,906	27,141	90,620	8,414	57,947	60,024	14,587
18,822	58,261	162,043	85,006	(33,333)	626,437	197,141

23,728	85,402	252,663	93,420	24,614	686,461	211,728

$16,524	$69,976	$223,729	$76,530	$17,008	$682,425	$193,717

STATEMENT OF ADDITIONAL INFORMATION	B-21

The Guardian Separate Account Q

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004 (continued)

	Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2

Net Assets: Contracts with Pre-CAEDB Plus LBR and EBR; or Post-CAEDB and LBR or EBR
Contract Value in accumulation period	$44,401	$71,715

Net Assets	$44,401	$71,715
Units Outstanding	3,747	5,237
Unit Value (accumulation)	$11.85	$13.69

Net Assets: Total
Contract Value in accumulation period	$6,755,816	$8,456,580
Contracts in Payout (annuitization) period	—	69,608

Net Assets	$6,755,816	$8,526,188

FIFO Cost Of Shares In Underlying Fund	$6,360,177	$7,146,796

The Guardian Separate Account Q

STATEMENT OF OPERATIONS

December 31, 2004 (continued)

	Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2

2004 Investment Income
Income:
Reinvested dividends	$87,303	$8,236
Expenses:
Mortality expense risk and administrative charges	106,860	114,155

Net investment income/(expense)	(19,557)	(105,919)

2004 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	55,045	28,486
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	55,045	28,486
Net change in unrealized appreciation/(depreciation) of investments	181,932	951,866

Net realized and unrealized gain/(loss) from investments	236,977	980,352

2004 Net Increase/(Decrease) in Net Assets Resulting from Operations	$217,420	$874,433

See notes to financial statements.

B-22	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Investment Grade Bond Service Class 2	Fidelity VIP Mid Cap Service Class 2	Templeton Growth Securities Class 2	Franklin Templeton Rising Dividends Securities Class 2	Franklin Templeton Small Cap Value Securities Class 2

$52,673	$55,223	$173,532	$22,833	$19,589	$77,392	$29,020

$52,673	$55,223	$173,532	$22,833	$19,589	$77,392	$29,020
4,042	4,601	15,927	1,421	1,533	6,012	1,991
$13.03	$12.00	$10.90	$16.07	$12.78	$12.87	$14.58

$6,635,605	$1,666,583	$6,106,087	$6,708,785	$5,075,055	$10,052,044	$2,637,395
19,924	5,771	—	102,443	20,030	142,146	31,712

$6,655,529	$1,672,354	$6,106,087	$6,811,228	$5,095,085	$10,194,190	$2,669,107

$5,735,894	$1,591,694	$6,109,559	$5,364,144	$4,374,488	$9,310,387	$2,173,808

Investment Divisions
Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Investment Grade Bond Service Class 2	Fidelity VIP Mid Cap Service Class 2	Templeton Growth Securities Class 2	Franklin Templeton Rising Dividends Securities Class 2	Franklin Templeton Small Cap Value Securities Class 2

$54,742	$1,684	$172,599	$—	$39,178	$47,550	$2,945

101,970	26,238	107,911	89,510	65,264	145,382	34,534

(47,228)	(24,554)	64,688	(89,510)	(26,086)	(97,832)	(31,589)

134,617	85,325	(57,437)	107,186	19,866	231,769	77,338
14,266	—	128,665	—	—	93,624	—

148,883	85,325	71,228	107,186	19,866	325,393	77,338
458,647	(25,134)	(29,334)	1,078,794	531,786	531,982	336,497

607,530	60,191	41,894	1,185,980	551,652	857,375	413,835

$560,302	$35,637	$106,582	$1,096,470	$525,566	$759,543	$382,246

STATEMENT OF ADDITIONAL INFORMATION	B-23

The Guardian Separate Account Q

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004 (continued)

	MFS Bond Service Class	MFS Capital Opportunities Service Class

Net Assets: Contracts with Pre-CAEDB Plus LBR and EBR; or Post-CAEDB and LBR or EBR
Contract Value in accumulation period	$52,332	$5,826

Net Assets	$52,332	$5,826
Units Outstanding	4,528	460
Unit Value (accumulation)	$11.56	$12.66

Net Assets: Total
Contract Value in accumulation period	$3,981,029	$248,774
Contracts in Payout (annuitization) period	—	—

Net Assets	$3,981,029	$248,774

FIFO Cost Of Shares In Underlying Fund	$3,950,833	$208,822

The Guardian Separate Account Q

STATEMENT OF OPERATIONS

December 31, 2004 (continued)

	MFS Bond Service Class	MFS Capital Opportunities Service Class

2004 Investment Income
Income:
Reinvested dividends	$177,673	$441
Expenses:
Mortality expense risk and administrative charges	63,540	5,282

Net investment income/(expense)	114,133	(4,841)

2004 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(3,521)	10,981
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	(3,521)	10,981
Net change in unrealized appreciation/(depreciation) of investments	12,625	17,171

Net realized and unrealized gain/(loss) from investments	9,104	28,152

2004 Net Increase/(Decrease) in Net Assets Resulting from Operations	$123,237	$23,311

See notes to financial statements.

B-24	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
MFS Emerging Growth Service Class	MFS Investors Trust Service Class	MFS New Discovery Service Class	MFS Strategic Income Service Class	MFS Total Return Service Class	Van Kampen Life Investment Trust Government Class II	Van Kampen Life Investment Trust Growth & Income Class II

$—	$42,608	$—	$10,802	$51,427	$32,744	$33,107

$—	$42,608	$—	$10,802	$51,427	$32,744	$33,107
—	3,461	—	921	4,257	3,173	2,518
$—	$12.31	$—	$11.72	$12.08	$10.32	$13.15

$769,486	$948,427	$556,132	$2,009,257	$6,463,688	$4,564,951	$3,495,835
—	—	—	14,478	—	19,152	5,485

$769,486	$948,427	$556,132	$2,023,735	$6,463,688	$4,584,103	$3,501,320

$693,460	$780,193	$509,233	$1,951,066	$5,984,780	$4,591,576	$2,951,798

Investment Divisions
MFS Emerging Growth Service Class	MFS Investors Trust Service Class	MFS New Discovery Service Class	MFS Strategic Income Service Class	MFS Total Return Service Class	Van Kampen Life Investment Trust Government Class II	Van Kampen Life Investment Trust Growth & Income Class II

$—	$3,101	$—	$78,773	$37,457	$205,271	$15,161

12,472	15,749	9,508	30,434	68,588	86,088	50,941

(12,472)	(12,648)	(9,508)	48,339	(31,131)	119,183	(35,780)

74,848	13,565	26,216	789	14,819	(31,193)	56,500
—	—	—	—	—	—	—

74,848	13,565	26,216	789	14,819	(31,193)	56,500
13,960	80,682	(10,688)	47,870	454,516	600	331,199

88,808	94,247	15,528	48,659	469,335	(30,593)	387,699

$76,336	$81,599	$6,020	$96,998	$438,204	$88,590	$351,919

STATEMENT OF ADDITIONAL INFORMATION	B-25

The Guardian Separate Account Q

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2003 and 2004

	Guardian Stock	Guardian VC 500 Index

2003 Increase/(Decrease) from Operations
Net investment income/(expense)	$(9,962)	$2,938
Net realized gain/(loss) from sale of investments	48,150	16,924
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	176,160	292,239

Net increase/(decrease) resulting from operations	214,348	312,101

2003 Contract Transactions
Net contract purchase payments	907,853	1,822,747
Transfer between investment divisions	(247,012)	183,793
Transfer on account of death	—	(35,843)
Transfer of annuity benefits, surrenders and partial withdrawals	(64,394)	(48,604)
Contract fees	(122)	(175)
Transfers–other	149	(149)

Net increase/(decrease) from contract transactions	596,474	1,921,769

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	(2,325)

Total Increase/(Decrease) in Net Assets	810,822	2,231,545
Net Assets at December 31, 2002	596,708	419,794

Net Assets at December 31, 2003	$1,407,530	$2,651,339

2004 Increase/(Decrease) from Operations
Net investment income/(expense)	$(200)	$(4,026)
Net realized gain/(loss) from sale of investments	52,515	130,062
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	29,589	199,394

Net increase/(decrease) resulting from operations	81,904	325,430

2004 Contract Transactions
Net contract purchase payments	775,412	1,761,269
Transfer between investment divisions	(105,552)	(190,671)
Transfer on account of death	(40,317)	(1,537)
Transfer of annuity benefits, surrenders and partial withdrawals	(86,958)	(98,669)
Contract fees	(714)	(968)
Transfers–other	(492)	639

Net increase/(decrease) from contract transactions	541,379	1,470,063

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	623,283	1,795,493
Net Assets at December 31, 2003	1,407,530	2,651,339

Net Assets at December 31, 2004	$2,030,813	$4,446,832

See notes to financial statements.

B-26	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Guardian VC Asset Allocation	Guardian VC High Yield Bond	Guardian VC Low Duration Bond	Guardian UBS VC Large Cap Value	Guardian UBS VC Small Cap Value	Guardian Bond	Guardian Cash

$19,844	$78,985	$(632)	$105	$(1,510)	$127,505	$(104,831)
9,070	21,228	(441)	3,565	6,693	28,606	—
—	—	825	2,769	12,543	176,589	—
179,122	35,806	(1,390)	9,816	18,378	(252,288)	—

208,036	136,019	(1,638)	16,255	36,104	80,412	(104,831)

1,439,729	1,493,433	2,425,716	157,089	189,269	7,264,721	50,478,422
117,670	278,408	(1,276,021)	(23,222)	75,731	(1,829,022)	(40,545,754)
(26,907)	—	—	—	—	—	(43,537)
(23,408)	(37,057)	(505,264)	(566)	(1,564)	(224,503)	(877,643)
(133)	(97)	—	(4)	(7)	(492)	(326)
1,596	467	207	14	(147)	(372)	2,362

1,508,547	1,735,154	644,638	133,311	263,282	5,210,332	9,013,524

(1,278)	—	—	—	—	(1,085)	(17,151)

1,715,305	1,871,173	643,000	149,566	299,386	5,289,659	8,891,542
239,945	161,361	—	—	—	912,045	1,901,574

$1,955,250	$2,032,534	$643,000	$149,566	$299,386	$6,201,704	$10,793,116

$(16,025)	$169,866	$10,508	$(3,336)	$(11,236)	$186,541	$(117,929)
78,845	27,684	(2,372)	6,278	23,162	(103,024)	—
—	—	—	124,149	75,861	83,423	—
162,906	29,698	(30,073)	55,962	22,517	21,110	—

225,726	227,248	(21,937)	183,053	110,304	188,050	(117,929)

973,737	1,362,686	5,957,943	1,153,344	544,487	4,671,571	63,856,174
113,731	183,789	(2,527,683)	1,024,034	(5,503)	(1,989,649)	(62,328,439)
(27,760)	(1,385)	—	—	—	(87,022)	(864,731)
(118,195)	(130,140)	(63,859)	(12,997)	(6,042)	(278,224)	(974,348)
(484)	(971)	(235)	(111)	(206)	(2,508)	(1,944)
(45)	(19)	183	92	11	155	1,402

940,984	1,413,960	3,366,349	2,164,362	532,747	2,314,323	(311,886)

—	—	—	—	—	—	7,128

1,166,710	1,641,208	3,344,412	2,347,415	643,051	2,502,373	(422,687)
1,955,250	2,032,534	643,000	149,566	299,386	6,201,704	10,793,116

$3,121,960	$3,673,742	$3,987,412	$2,496,981	$942,437	$8,704,077	$10,370,429

STATEMENT OF ADDITIONAL INFORMATION	B-27

The Guardian Separate Account Q

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2003 and 2004 (continued)

	Gabelli Capital Asset	Baillie Gifford International Growth

2003 Increase/(Decrease) from Operations
Net investment income/(expense)	$(2,417)	$1,444
Net realized gain/(loss) from sale of investments	10,203	24,813
Reinvested realized gain distributions	527	—
Net change in unrealized appreciation/(depreciation) of investments	52,037	158,090

Net increase/(decrease) resulting from operations	60,350	184,347

2003 Contract Transactions
Net contract purchase payments	589,536	899,581
Transfer between investment divisions	37,519	(155,386)
Transfer on account of death	—	—
Transfer of annuity benefits, surrenders and partial withdrawals	(1,080)	(16,065)
Contract fees	—	(141)
Transfers–other	(406)	578

Net increase/(decrease) from contract transactions	625,569	728,567

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	685,919	912,914
Net Assets at December 31, 2002	—	315,400

Net Assets at December 31, 2003	$685,919	$1,228,314

2004 Increase/(Decrease) from Operations
Net investment income/(expense)	$(23,832)	$(34,275)
Net realized gain/(loss) from sale of investments	21,643	49,794
Reinvested realized gain distributions	94,107	—
Net change in unrealized appreciation/(depreciation) of investments	187,919	310,789

Net increase/(decrease) resulting from operations	279,837	326,308

2004 Contract Transactions
Net contract purchase payments	1,581,500	1,330,432
Transfer between investment divisions	170,401	84,242
Transfer on account of death	—	(11,900)
Transfer of annuity benefits, surrenders and partial withdrawals	(22,754)	(52,330)
Contract fees	(205)	(592)
Transfers–other	(215)	(1,368)

Net increase/(decrease) from contract transactions	1,728,727	1,348,484

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	2,008,564	1,674,792
Net Assets at December 31, 2003	685,919	1,228,314

Net Assets at December 31, 2004	$2,694,483	$2,903,106

See notes to financial statements.

B-28	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Baillie Gifford Emerging Markets	Guardian Small Cap Stock	Value Line Centurion	Value Line Strategic Asset Management	AIM V.I. Aggressive Growth Series II	AIM V.I. Basic Value Series II	AIM V.I. Government Securities Series II

$(1,910)	$(17,754)	$(59)	$(2,873)	$(2,793)	$(9,480)	$24,904
6,776	28,171	33	416	788	13,317	(7,423)
—	—	—	—	—	—	887
119,277	296,419	639	23,664	39,140	144,243	(28,944)

124,143	306,836	613	21,207	37,135	148,080	(10,576)

518,875	948,276	11,375	877,590	234,494	681,148	3,214,460
107,050	463,134	—	183,067	7,756	(13,123)	(1,253,545)
—	—	—	—	—	—	—
(8,765)	(36,203)	(347)	(28,897)	(3,922)	(7,360)	(34,579)
(65)	(160)	—	—	(16)	(122)	(221)
(793)	(7,959)	2	(24)	968	136	18

616,302	1,367,088	11,030	1,031,736	239,280	660,679	1,926,133

—	—	—	—	—	—	—

740,445	1,673,924	11,643	1,052,943	276,415	808,759	1,915,557
56,962	224,926	—	—	19,045	113,841	659,210

$797,407	$1,898,850	$11,643	$1,052,943	$295,460	$922,600	$2,574,767

$(24,310)	$(50,761)	$(1,816)	$(31,502)	$(8,711)	$(24,884)	$61,276
56,535	241,306	722	25,170	3,386	23,988	(9,283)
45,103	554,536	—	—	—	—	—
279,710	(312,335)	15,879	222,002	52,506	146,129	(41,127)

357,038	432,746	14,785	215,670	47,181	145,233	10,866

850,010	1,606,172	152,683	1,464,977	189,744	865,625	946,688
213,788	(193,412)	33,761	78,720	23,787	41,971	10,309
(541)	—	—	—	—	—	(22,156)
(12,920)	(68,321)	(7,658)	(93,603)	(11,501)	(32,586)	(86,745)
(390)	(710)	(29)	(467)	(139)	(569)	(1,063)
372	(587)	—	(257)	12	61	(26)

1,050,319	1,343,142	178,757	1,449,370	201,903	874,502	847,007

—	—	—	—	—	—	—

1,407,357	1,775,888	193,542	1,665,040	249,084	1,019,735	857,873
797,407	1,898,850	11,643	1,052,943	295,460	922,600	2,574,767

$2,204,764	$3,674,738	$205,185	$2,717,983	$544,544	$1,942,335	$3,432,640

STATEMENT OF ADDITIONAL INFORMATION	B-29

The Guardian Separate Account Q

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2003 and 2004 (continued)

	AIM V.I. Growth Series II	AIM V.I. Mid Cap Core Equity Series II

2003 Increase/(Decrease) from Operations
Net investment income/(expense)	$(5,723)	$(5,538)
Net realized gain/(loss) from sale of investments	(1,544)	8,578
Reinvested realized gain distributions	—	3,671
Net change in unrealized appreciation/(depreciation) of investments	75,784	64,254

Net increase/(decrease) resulting from operations	68,517	70,965

2003 Contract Transactions
Net contract purchase payments	320,364	488,530
Transfer between investment divisions	200,768	28,207
Transfer on account of death	—	—
Transfer of annuity benefits, surrenders and partial withdrawals	(6,696)	(3,519)
Contract fees	(71)	(39)
Transfers–other	107	272

Net increase/(decrease) from contract transactions	514,472	513,451

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	582,989	584,416
Net Assets at December 31, 2002	39,754	42,357

Net Assets at December 31, 2003	$622,743	$626,773

2004 Increase/(Decrease) from Operations
Net investment income/(expense)	$(12,173)	$(25,375)
Net realized gain/(loss) from sale of investments	71,032	10,146
Reinvested realized gain distributions	—	104,948
Net change in unrealized appreciation/(depreciation) of investments	(12,541)	73,469

Net increase/(decrease) resulting from operations	46,318	163,188

2004 Contract Transactions
Net contract purchase payments	333,888	873,654
Transfer between investment divisions	(316,188)	774,231
Transfer on account of death	—	—
Transfer of annuity benefits, surrenders and partial withdrawals	(272)	(28,560)
Contract fees	(12,120)	(322)
Transfers–other	176	319

Net increase/(decrease) from contract transactions	5,484	1,619,322

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	51,802	1,782,510
Net Assets at December 31, 2003	622,743	626,773

Net Assets at December 31, 2004	$674,545	$2,409,283

See notes to financial statements.

B-30	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
AIM V.I. Premier Equity Series II	Alger American Leveraged Allcap Class S	Alliance Bernstein Growth & Income Class B	Alliance Bernstein Premier Growth Class B	Alliance Bernstein Technology Class B	Alliance Bernstein Real Estate Investment Class B	Alliance Bernstein Value Class B

$(3,007)	$(4,576)	$(13,160)	$(8,745)	$(5,376)	$(540)	$(8,925)
455	1,217	19,884	3,812	12,730	20,846	10,672
—	—	—	—	—	—	—
38,334	52,462	273,869	89,163	65,478	138,316	163,914

35,782	49,103	280,593	84,230	72,832	158,622	165,661

171,567	427,088	1,289,097	363,275	145,963	764,038	721,239
(9,129)	57,651	201,811	10,513	325,325	14,277	77,732
—	—	(35,921)	—	(33,769)	(17,923)	—
(362)	(10,148)	(24,050)	(9,190)	(7,057)	(29,652)	(13,530)
(38)	(26)	(126)	(77)	(80)	(113)	(122)
628	52	200	(756)	(349)	1,060	(3,055)

162,666	474,617	1,431,011	363,765	430,033	731,687	782,264

—	—	—	—	—	—	—

198,448	523,720	1,711,604	447,995	502,865	890,309	947,925
67,632	24,493	191,359	161,030	70,719	171,343	138,741

$266,080	$548,213	$1,902,963	$609,025	$573,584	$1,061,652	$1,086,666

$(7,204)	$(15,426)	$(28,934)	$(16,890)	$(7,606)	$(4,036)	$(18,011)
4,906	27,141	90,620	8,414	57,947	60,024	14,587
—	—	—	—	—	—	—
18,822	58,261	162,043	85,006	(33,333)	626,437	197,141

16,524	69,976	223,729	76,530	17,008	682,425	193,717

252,714	543,486	965,846	357,404	122,694	1,233,492	581,382
(13,214)	(65,961)	(71,605)	92,496	(305,621)	586,204	227,021
—	—	—	—	(421)	—	—
(7,351)	(19,282)	(112,330)	(32,449)	(13,331)	(53,974)	(26,063)
(89)	(248)	(725)	(305)	(257)	(644)	(510)
(3)	312	(55)	459	(43)	(270)	(117)

232,057	458,307	781,131	417,605	(196,979)	1,764,808	781,713

—	—	—	—	—	—	—

248,581	528,283	1,004,860	494,135	(179,971)	2,447,233	975,430
266,080	548,213	1,902,963	609,025	573,584	1,061,652	1,086,666

$514,661	$1,076,496	$2,907,823	$1,103,160	$393,613	$3,508,885	$2,062,096

STATEMENT OF ADDITIONAL INFORMATION	B-31

The Guardian Separate Account Q

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2003 and 2004 (continued)

	Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2

2003 Increase/(Decrease) from Operations
Net investment income/(expense)	$(24,619)	$(31,741)
Net realized gain/(loss) from sale of investments	9,165	(2,240)
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	249,699	479,393

Net increase/(decrease) resulting from operations	234,245	445,412

2003 Contract Transactions
Net contract purchase payments	4,116,864	2,441,641
Transfer between investment divisions	(75,954)	140,953
Transfer on account of death	—	—
Transfer of annuity benefits, surrenders and partial withdrawals	(39,051)	(36,633)
Contract fees	(156)	(395)
Transfers–other	361	(743)

Net increase/(decrease) from contract transactions	4,002,064	2,544,823

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	4,236,309	2,990,235
Net Assets at December 31, 2002	180,749	343,937

Net Assets at December 31, 2003	$4,417,058	$3,334,172

2004 Increase/(Decrease) from Operations
Net investment income/(expense)	$(19,557)	$(105,919)
Net realized gain/(loss) from sale of investments	55,045	28,486
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	181,932	951,866

Net increase/(decrease) resulting from operations	217,420	874,433

2004 Contract Transactions
Net contract purchase payments	2,261,165	3,575,431
Transfer between investment divisions	94,252	849,618
Transfer on account of death	—	(24,008)
Transfer of annuity benefits, surrenders and partial withdrawals	(233,188)	(82,254)
Contract fees	(1,347)	(1,673)
Transfers–other	456	469

Net increase/(decrease) from contract transactions	2,121,338	4,317,583

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	2,338,758	5,192,016
Net Assets at December 31, 2003	4,417,058	3,334,172

Net Assets at December 31, 2004	$6,755,816	$8,526,188

See notes to financial statements.

B-32	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Investment Grade Bond Service Class 2	Fidelity VIP Mid Cap Service Class 2	Templeton Growth Securities Class 2	Franklin Templeton Rising Dividends Securities Class 2	Franklin Templeton Small Cap Value Securities Class 2

$(23,585)	$(9,140)	$(9,298)	$(20,405)	$(5,723)	$(20,937)	$(10,141)
19,474	2,117	4,050	1,594	2,372	25,569	15,626
—	—	12,794	—	—	39,472	—
499,841	127,780	51,804	406,895	216,046	408,365	165,970

495,730	120,757	59,350	388,084	212,695	452,469	171,455

2,494,277	730,505	3,923,281	1,449,467	864,624	3,363,510	541,086
376,494	152,371	(429,728)	795,218	133,270	109,866	92,446
—	—	—	—	—	—	—
(36,083)	(9,266)	(73,214)	(29,552)	(3,625)	(23,121)	(12,831)
(116)	(57)	(168)	(245)	(81)	(105)	(77)
1,150	1,247	(911)	3,054	2,435	1,072	498

2,835,722	874,800	3,419,260	2,217,942	996,623	3,451,222	621,122

(1,762)	(673)	—	—	—	—	(673)

3,329,690	994,884	3,478,610	2,606,026	1,209,318	3,903,691	791,904
309,036	93,861	663,945	173,571	186,106	318,792	191,848

$3,638,726	$1,088,745	$4,142,555	$2,779,597	$1,395,424	$4,222,483	$983,752

$(47,228)	$(24,554)	$64,688	$(89,510)	$(26,086)	$(97,832)	$(31,589)
134,617	85,325	(57,437)	107,186	19,866	231,769	77,338
14,266	—	128,665	—	—	93,624	—
458,647	(25,134)	(29,334)	1,078,794	531,786	531,982	336,497

560,302	35,637	106,582	1,096,470	525,566	759,543	382,246

2,616,778	784,950	2,487,809	2,787,071	2,174,800	5,240,749	1,237,999
14,006	(203,990)	(392,774)	263,034	1,057,871	190,036	100,404
(11,335)	(426)	(42,767)	(20,930)	—	(21,860)	—
(161,885)	(32,414)	(194,691)	(1,489)	(57,604)	(193,801)	(35,103)
(1,059)	(324)	(1,231)	(93,578)	(845)	(1,824)	(464)
(4)	176	604	1,053	(127)	(1,136)	273

2,456,501	547,972	1,856,950	2,935,161	3,174,095	5,212,164	1,303,109

—	—	—	—	—	—	—

3,016,803	583,609	1,963,532	4,031,631	3,699,661	5,971,707	1,685,355
3,638,726	1,088,745	4,142,555	2,779,597	1,395,424	4,222,483	983,752

$6,655,529	$1,672,354	$6,106,087	$6,811,228	$5,095,085	$10,194,190	$2,669,107

STATEMENT OF ADDITIONAL INFORMATION	B-33

The Guardian Separate Account Q

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2003 and 2004 (continued)

	MFS Bond Service Class	MFS Capital Opportunities Service Class

2003 Increase/(Decrease) from Operations
Net investment income/(expense)	$17,908	$(4,106)
Net realized gain/(loss) from sale of investments	12,503	16,253
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	31,232	32,574

Net increase/(decrease) resulting from operations	61,643	44,721

2003 Contract Transactions
Net contract purchase payments	2,300,658	157,086
Transfer between investment divisions	(313,438)	(145,349)
Transfer on account of death	—	—
Transfer of annuity benefits, surrenders and partial withdrawals	(53,781)	(1,105)
Contract fees	(177)	(26)
Transfers–other	(386)	(171)

Net increase/(decrease) from contract transactions	1,932,876	10,435

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	1,994,519	55,156
Net Assets at December 31, 2002	416,550	140,257

Net Assets at December 31, 2003	$2,411,069	$195,413

2004 Increase/(Decrease) from Operations
Net investment income/(expense)	$114,133	$(4,841)
Net realized gain/(loss) from sale of investments	(3,521)	10,981
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	12,625	17,171

Net increase/(decrease) resulting from operations	123,237	23,311

2004 Contract Transactions
Net contract purchase payments	1,421,815	55,235
Transfer between investment divisions	249,656	(19,910)
Transfer on account of death	(66,790)	—
Transfer of annuity benefits, surrenders and partial withdrawals	(157,148)	(3,613)
Contract fees	(930)	(97)
Transfers–other	120	(1,565)

Net increase/(decrease) from contract transactions	1,446,723	30,050

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	1,569,960	53,361
Net Assets at December 31, 2003	2,411,069	195,413

Net Assets at December 31, 2004	$3,981,029	$248,774

See notes to financial statements.

B-34	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
MFS Emerging Growth Service Class	MFS Investors Trust Service Class	MFS New Discovery Service Class	MFS Strategic Income Service Class	MFS Total Return Service Class	Van Kampen Life Investment Trust Government Class II	Van Kampen Life Investment Trust Growth & Income Class II

$(6,370)	$(8,317)	$(4,703)	$10,342	$(5,269)	$6,247	$(14,719)
3,767	12,213	4,350	11,504	4,229	(39,690)	10,994
—	—	—	—	—	—	—
72,070	92,191	62,574	35,719	58,251	17,804	247,441

69,467	96,087	62,221	57,565	57,211	(15,639)	243,716

271,899	475,091	352,208	1,209,148	1,010,925	4,367,054	1,142,646
399,857	(60,857)	31,740	(194,635)	226,423	(1,190,089)	186,899
—	—	—	(17,615)	—	—	—
(14,369)	(11,770)	(1,154)	(28,108)	(5,164)	(51,712)	(27,986)
(84)	(48)	(11)	(85)	—	(135)	(110)
34	1,637	220	142	(216)	(944)	(219)

657,337	404,053	383,003	968,847	1,231,968	3,124,174	1,301,230

—	—	—	—	—	(2,075)	—

726,804	500,140	445,224	1,026,412	1,289,179	3,106,460	1,544,946
27,354	187,396	22,975	127,998	—	709,854	227,499

$754,158	$687,536	$468,199	$1,154,410	$1,289,179	$3,816,314	$1,772,445

$(12,472)	$(12,648)	$(9,508)	$48,339	$(31,131)	$119,183	$(35,780)
74,848	13,565	26,216	789	14,819	(31,193)	56,500
—	—	—	—	—	—	—
13,960	80,682	(10,688)	47,870	454,516	600	331,199

76,336	81,599	6,020	96,998	438,204	88,590	351,919

436,309	176,945	266,935	921,805	4,392,453	1,592,520	1,319,692
(480,743)	8,949	(165,404)	(36,337)	397,891	(756,129)	155,921
(441)	—	—	(10,533)	—	(25,952)	(23,520)
(15,912)	(6,617)	(19,460)	(101,238)	(52,702)	(130,184)	(74,489)
(223)	(207)	(182)	(502)	(317)	(874)	(777)
2	222	24	(868)	(1,020)	(182)	129

(61,008)	179,292	81,913	772,327	4,736,305	679,199	1,376,956

—	—	—	—	—	—	—

15,328	260,891	87,933	869,325	5,174,509	767,789	1,728,875
754,158	687,536	468,199	1,154,410	1,289,179	3,816,314	1,772,445

$769,486	$948,427	$556,132	$2,023,735	$6,463,688	$4,584,103	$3,501,320

STATEMENT OF ADDITIONAL INFORMATION	B-35

THE GUARDIAN SEPARATE ACCOUNT Q

NOTES TO FINANCIAL STATEMENTS (December 31, 2004)

NOTE 1 — ORGANIZATION

The Guardian Separate Account Q (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on March 14, 2002 and commenced operations on July 22, 2002. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual and group deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account, as selected by the contract owner. The contract owner may transfer his or her contract value among the forty-five investment options within the Account. However, a contract owner may only invest in up to twenty investment divisions at any time. Contract owners who qualify may also purchase either a seven year or contract anniversary Enhanced Death Benefit Rider and elect a Living Benefit Rider and/or Earnings Benefit Rider, which may provide greater death benefits than the proceeds payable under the basic contract.

The forty-five investment options of the Account correspond to the following underlying mutual funds and class of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

The Guardian Stock Fund (GSF)

The Guardian VC 500 Index Fund

The Guardian VC Asset Allocation Fund

The Guardian VC High Yield Bond Fund (GHYBF)

The Guardian VC Low Duration Bond Fund

The Guardian UBS VC Large Cap Value Fund

The Guardian UBS VC Small Cap Value Fund

The Guardian Bond Fund, Inc. (GBF)

The Guardian Cash Fund, Inc. (GCF)

Gabelli Capital Asset Fund (GCAF)

Baillie Gifford International Growth Fund (BGIGF) (formerly Baillie Gifford International Fund)

Baillie Gifford Emerging Markets Fund (BGEMF)

The Guardian Small Cap Stock Fund (GSCSF)

Value Line Centurion Fund

Value Line Strategic Asset Management Trust

AIM V.I. Aggressive Growth Fund Series II

AIM V.I. Basic Value Fund Series II

AIM V.I. Government Securities Fund Series II

AIM V.I. Growth Fund Series II

AIM V.I. Mid Cap Core Equity Fund Series II

AIM V.I. Premier Equity Fund Series II

Alger American Leveraged Allcap Portfolio Class S

AllianceBernstein Growth & Income Portfolio Class B

AllianceBernstein Premier Growth Portfolio Class B

AllianceBernstein Technology Portfolio Class B

AllianceBernstein Real Estate Investment Portfolio Class B

AllianceBernstein Value Portfolio Class B

Fidelity VIP Balanced Portfolio Service Class 2

Fidelity VIP Contrafund Portfolio Service Class 2

Fidelity VIP Equity-Income Portfolio Service Class 2

Fidelity VIP Growth Portfolio Service Class 2

Fidelity VIP Investment Grade Bond Portfolio Service Class 2

Fidelity VIP Mid Cap Portfolio Service Class 2

Templeton Growth Securities Fund Class 2

Franklin Rising Dividends Securities Fund Class 2

Franklin Small Cap Value Securities Fund Class 2

MFS Bond Series Service Class

MFS Capital Opportunities Series Service Class

MFS Emerging Growth Series Service Class

MFS Investors Trust Series Service Class

MFS New Discovery Series Service Class

MFS Strategic Income Series Service Class

MFS Total Return Series Service Class

Van Kampen Life Investment Trust Government Portfolio Class II

Van Kampen Life Investment Trust Growth & Income Portfolio Class II

A tax-qualified and a non-tax-qualified investment division have been established within each investment option available in the Account.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for death benefits (without regard to the policy’s minimum death benefit guarantee) and other policy benefits. Additional assets are held in GIAC’s general account to cover the contingency that a policy’s guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

B-36	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following is a summary of significant accounting policies of the Account:

Investments

(a)	The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

(b)	Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains are determined based on the identified cost of securities sold.

(c)	The cost of investments sold is determined on a first in, first out (FIFO) basis.

Individual Mortality Table Used and the Assumed Investment Return

Net assets allocated to contracts in the payout period are computed according to the 1971, 1983 and 2000 Individual Annuity Mortality Tables. The assumed investment return is 4.0% unless the annuitant elects otherwise, in which case the rate may vary, as regulated by the laws of respective states.

Federal Income Taxes

The operations of the Account are part of the operations of GIAC and, as such, are included in the consolidated tax return of Guardian. GIAC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended. Under tax law, no federal income taxes are payable by GIAC with respect to the operations of the Account.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Annuity Mortality Fluctuation Fund (AMFF)

Pursuant to agreement with the New York State Insurance Department, GIAC maintains assets in each of its separate accounts for the mortality risk associated with contracts in the annuity payout phase. Such amounts are referred to as the Annuity Mortality Fluctuation Fund (AMFF), and are invested in the GCF subdivision of each separate account. At December 31, 2004, the AMFF balance in the GCF subdivision of Separate Account Q was $264,501.

STATEMENT OF ADDITIONAL INFORMATION	B-37

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

NOTE 3 — PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year December 31, 2004 were as follows:

	Purchases	Sales
The Guardian Stock Fund	$861,922	$305,476
The Guardian VC 500 Index Fund	2,174,135	678,554
The Guardian VC Asset Allocation Fund	1,313,337	376,517
The Guardian VC High Yield Bond Fund	2,433,980	833,045
The Guardian VC Low Duration Bond Fund	6,755,678	3,352,920
The Guardian UBS VC Large Cap Value Fund	2,384,341	81,626
The Guardian UBS VC Small Cap Value Fund	857,216	246,493
The Guardian Bond Fund, Inc.	4,813,462	2,188,915
The Guardian Cash Fund, Inc.	53,493,846	53,706,821
Gabelli Capital Asset Fund	1,927,368	116,071
Baillie Gifford International Growth Fund (formerly Baillie Gifford International Fund)	1,509,972	176,703
Baillie Gifford Emerging Markets Fund	1,224,730	145,451
The Guardian Small Cap Stock Fund	2,734,306	866,627
Value Line Centurion Fund	187,401	8,644
Value Line Strategic Asset Management Trust	1,696,388	259,811
AIM V.I. Aggressive Growth Fund Series II	214,802	12,899
AIM V.I. Basic Value Fund Series II	945,097	90,595
AIM V.I. Government Securities Fund Series II	1,342,554	424,860
AIM V.I. Growth Fund Series II	393,525	398,041
AIM V.I. Mid Cap Core Equity Fund Series II	1,753,746	38,961
AIM V.I. Premier Equity Fund Series II	269,216	35,523
Alger American Leveraged Allcap Portfolio Class S	627,556	179,248
AllianceBernstein Growth & Income Portfolio Class B	1,131,974	374,416
AllianceBernstein Premier Growth Portfolio Class B	477,339	69,735
AllianceBernstein Technology Portfolio Class B	211,693	408,672
AllianceBernstein Real Estate Investment Portfolio Class B	1,952,411	181,737
AllianceBernstein Value Portfolio Class B	839,621	64,947
Fidelity VIP Balanced Portfolio Service Class 2	2,537,980	409,340
Fidelity VIP Contrafund Portfolio Service Class 2	4,364,904	119,085
Fidelity VIP Equity-Income Portfolio Service Class 2	2,945,932	490,423
Fidelity VIP Growth Portfolio Service Class 2	980,188	450,532
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	3,717,098	1,638,885
Fidelity VIP Mid Cap Portfolio Service Class 2	3,210,486	335,325
Templeton Growth Securities Fund Class 2	3,250,211	76,938
Franklin Rising Dividends Securities Class 2	6,309,846	1,056,507
Franklin Small Cap Value Securities Class 2	1,515,808	239,754
MFS Bond Series Service Class	1,937,581	353,184
MFS Capital Opportunities Series Service Class	71,664	41,174
MFS Emerging Growth Series Service Class	493,767	564,775
MFS Investors Trust Series Service Class	253,272	90,879
MFS New Discovery Series Service Class	236,009	164,097
MFS Strategic Income Series Service Class	1,250,091	418,989
MFS Total Return Series Service Class	4,915,361	181,599
Van Kampen Life Investment Trust Government Portfolio Class II	1,903,470	1,089,002
Van Kampen Life Investment Trust Growth & Income Portfolio Class II	1,623,161	261,045

Total	$136,044,445	$73,604,841

B-38	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

NOTE 4 — EXPENSES AND RELATED PARTY TRANSACTIONS

GIAC deducts certain charges from the contract. Contractual charges paid to GIAC include:

Contract Charges

A fixed annual contract fee of $35 is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC’s administrative expenses. These charges are assessed through a redemption of units. For the years ended December 31, 2004 and 2003, contract fees amounted to $133,979 and $4,853 respectively.

Expense Charges

(1)	A charge for mortality and expense risk, through a reduction of the unit value, is computed daily and is equal to an annual rate of 1.55% of the average daily net assets applicable to the Account during the first seven contract years. Thereafter, the charge will be based on an annual rate of 1.00%. There are additional charges applicable to each rider option, calculated as a percentage of average daily net asset value of the applicable contracts as follows:

a)	7 Year Enhanced Death Benefit Rider with an annual rate of .20%;

b)	7 Year Enhanced Death Benefit Rider and Living Benefit Rider or Earnings Benefit Rider, with an annual rate of .45%;

c)	7 Year Enhanced Death Benefit, Living Benefit Rider and Earnings Benefit Rider, with an annual rate of .70%;

d)	Contracts with any one, Pre-Contract Anniversary Enhanced Death Benefit Rider, (issued with applications postmarked before or on 4/23/04), Living Benefit Rider or Earnings Benefit Rider, with an annual rate of .25%;

e)	Contracts with any two, Pre-Contract Anniversary Enhanced Death Benefit Rider, (issued with applications postmarked before or on 4/23/04), Living Benefit Rider or Earnings Benefit Rider; or Contracts with Post-CAEDB (issue in conjunction with applications postmarked after 4/23/04), with an annual rate of .50%;

f)	Contracts with Pre-Contract Anniversary Enhanced Death Benefit Rider, (issued with applications postmarked before or on 4/23/04), Living Benefit Rider and Earnings Benefit Rider; or Contracts with Post-CAEDB (issue in conjunction with applications postmarked after 4/23/04), with an annual rate of .75%

(2)	A daily administrative expense charge against the net assets of each investment option, through a reduction of the unit value, in the amount equal to .20% on an annual basis.

(3)	A charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

Currently, GIAC makes no charge against the Account for GIAC’s federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

GSF, The Guardian VC 500 Index Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, GBF, GCF, GSCSF, The Guardian VC Low Duration Bond Fund, The Guardian UBS VC Large Cap Value Fund and The Guardian UBS VC Small Cap Value Fund each have an investment advisory agreement with Guardian Investor Services LLC (GIS), formerly Guardian Investor Services Corporation, a wholly owned subsidiary of GIAC. Fees earned by GIS from this agreement range from .25% to .75% of the average daily net assets. GCAF has a management agreement with GIS and earns fees of .40% of the average daily net assets. BGIGF and BGEMF each have an investment advisory agreement with Guardian Baillie Gifford Ltd. (GBG), a joint venture company formed by GIAC and Baillie Gifford Overseas Ltd. Fees earned by GBG from this agreement range from .80% to 1.00% of the average daily net assets. GIAC has administrative service fee agreements with AIM Advisors, Inc., Fred Alger Management, Inc., Alliance Capital Management LP, Fidelity Management & Research Company, Franklin Advisory Services, LLC, Massachusetts Financial Services Company, Templeton Global Advisers Limited and Van Kampen Asset Management, Inc., which compensate GIAC for administrative services provided. These fees range from .05% to 1.00% of the average daily net assets.

STATEMENT OF ADDITIONAL INFORMATION	B-39

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

Sales Charges

Contingent deferred sales charges are assessed on certain partial or total surrenders. These charges are assessed through a redemption in units and paid to GIAC during the first three contract years for both Single Purchase Payment Contract and Flexible Purchase Payment Contract. Each payment is subject to a contingent deferred sales charge for three years:

Numbers of Contract Years Completed	Contingent Deferred Sales Charge Percentage
0	4%
1	4%
2	3%
3	2%
4 and thereafter	0%

For the years ended December 31, 2004 and 2003, contingent deferred sales charges were $40,633 and $6,422.

NOTE 5 — CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2004 and 2003 were as follows:

	2004			2003
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
The Guardian Stock Fund	67,509	20,770	46,739	88,880	28,549	60,331
The Guardian VC 500 Index Fund	148,559	29,455	119,104	185,506	11,856	173,650
The Guardian VC Asset Allocation Fund	100,758	34,014	66,744	142,507	4,638	137,869
The Guardian VC High Yield Bond Fund	140,378	21,950	118,428	161,180	5,362	155,818
The Guardian VC Low Duration Bond Fund	639,574	307,139	332,435	244,406	204,600	39,806
The Guardian UBS VC Large Cap Value Fund	161,779	1,004	160,775	14,448	2,921	11,527
The Guardian UBS VC Small Cap Value Fund	45,756	7,215	38,541	23,426	937	22,489
The Guardian Bond Fund, Inc.	434,738	220,133	214,605	687,142	200,737	486,405
The Guardian Cash Fund, Inc.	6,518,415	6,553,648	(35,233)	5,096,405	4,205,213	891,192
Gabelli Capital Asset Fund	137,479	4,607	132,872	54,140	124	54,016
Baillie Gifford International Growth Fund (formerly Baillie Gifford International Fund)	120,277	7,304	112,973	92,397	20,977	71,420
Baillie Gifford Emerging Markets Fund	80,085	1,426	78,659	55,952	874	55,078
The Guardian Small Cap Stock Fund	121,845	22,999	98,846	115,972	3,117	112,855
Value Line Centurion Fund	16,134	708	15,426	1,050	1,019	31
Value Line Strategic Asset Management Trust	143,600	16,373	127,227	97,258	2,691	94,567
AIM V.I. Aggressive Growth Fund Series II	18,419	1,647	16,772	23,666	422	23,244
AIM V.I. Basic Value Fund Series II	75,495	3,887	71,608	66,501	2,212	64,289
AIM V.I. Government Securities Fund Series II	105,483	24,024	81,459	314,257	127,284	186,973
AIM V.I. Growth Fund Series II	28,305	27,120	1,185	51,125	2,904	48,221
AIM V.I. Mid Cap Core Equity Fund Series II	128,402	2,327	126,075	47,518	1,343	46,175
AIM V.I. Premier Equity Fund Series II	23,370	3,030	20,340	17,090	906	16,184
Alger American Leveraged Allcap Portfolio Class S	48,072	7,532	40,540	45,498	1,841	43,657
AllianceBernstein Growth & Income Portfolio Class B	80,209	19,526	60,683	140,597	5,451	135,146
AllianceBernstein Premier Growth Portfolio Class B	41,613	2,914	38,699	38,844	2,509	36,335
AllianceBernstein Technology Portfolio Class B	10,563	26,775	(16,212)	43,691	3,753	39,938
AllianceBernstein Real Estate Investment Portfolio Class B	122,696	4,760	117,936	65,935	6,111	59,824
AllianceBernstein Value Portfolio Class B	62,538	3,001	59,537	77,392	2,717	74,675
Fidelity VIP Balanced Portfolio Service Class 2	207,164	24,392	182,772	372,484	11,730	360,754
Fidelity VIP Contrafund Portfolio Service Class 2	352,458	9,763	342,695	236,875	6,222	230,653
Fidelity VIP Equity-Income Portfolio Service Class 2	220,034	17,297	202,737	274,442	8,089	266,353

B-40	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

	2004			2003
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Fidelity VIP Growth Portfolio Service Class 2	68,503	21,592	46,911	80,685	959	79,726
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	234,032	64,536	169,496	369,769	49,729	320,040
Fidelity VIP Mid Cap Portfolio Service Class 2	217,890	10,532	207,358	189,063	2,955	186,108
Templeton Growth Securities Fund Class 2	275,998	6,220	269,778	100,960	790	100,170
Franklin Rising Dividends Securities Fund Class 2	448,254	25,467	422,787	325,453	10,421	315,032
Franklin Small Cap Value Securities Fund Class 2	113,729	15,748	97,981	62,424	2,666	59,758
MFS Bond Series Service Class	147,028	20,822	126,206	210,646	36,670	173,976
MFS Capital Opportunities Series Service Class	4,737	2,137	2,600	17,559	15,801	1,758
MFS Emerging Growth Series Service Class	36,497	41,409	(4,912)	61,695	1,370	60,325
MFS Investors Trust Series Service Class	16,768	843	15,925	49,206	8,734	40,472
MFS New Discovery Series Service Class	21,423	16,212	5,211	35,542	283	35,259
MFS Strategic Income Series Service Class	84,860	18,559	66,301	112,660	22,628	90,032
MFS Total Return Series Service Class	427,632	12,444	415,188	117,196	2,223	114,973
Van Kampen Life Investment Trust Government Portfolio Class II	155,906	90,025	65,881	425,076	124,259	300,817
Van Kampen Life Investment Trust Growth & Income Portfolio Class II	130,218	17,060	113,158	128,092	3,295	124,797

STATEMENT OF ADDITIONAL INFORMATION	B-41

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

NOTE 6 — UNIT VALUES

The following represent amounts for year ending December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to contract owners accounts through redemption of units

	Units	Net Assets		Expense Ratio(2)(5)	Investment Income Ratio(1)	Total Return(3)
		Unit Value	In whole $
REGULAR CONTRACT
The Guardian Stock Fund(4)
2004	72,087	$12.06	$869,435	1.75%	1.98%	4.15%
2003	49,162	11.58	569,324	1.75%	0.97%	19.26%
2002	43,953	9.71	426,569	1.75%	0.00%	-2.90%
The Guardian VC 500 Index Fund(4)
2004	189,831	$13.11	$2,488,654	1.75%	1.87%	8.65%
2003	108,564	12.07	1,309,916	1.75%	1.96%	25.95%
2002	29,136	9.58	278,987	1.75%	13.17%	-4.20%
The Guardian VC Asset Allocation Fund(4)
2004	142,646	$12.95	$1,847,606	1.75%	1.36%	8.38%
2003	78,519	11.95	938,412	1.75%	3.95%	25.41%
2002	12,211	9.53	116,314	1.75%	0.00%	-4.70%
The Guardian VC High Yield Bond Fund(4)
2004	188,555	$12.65	$2,385,102	1.75%	7.56%	7.30%
2003	131,501	11.79	1,550,167	1.75%	9.05%	15.91%
2002	7,393	10.17	75,207	1.75%	23.76%	1.70%
The Guardian VC Low Duration Bond Fund(9)
2004	181,719	$9.97	$1,812,308	1.75%	2.41%	-0.85%
2003	18,600	10.06	187,100	1.75%	1.34%	0.59%
2002	—	—	—	—	—	—
The Guardian UBS VC Large Cap Value Fund(7)
2004	118,439	$14.52	$1,720,207	1.75%	1.64%	11.74%
2003	4,616	13.00	59,997	1.75%	1.93%	29.98%
2002	—	—	—	—	—	—
The Guardian UBS VC Small Cap Value Fund(7)
2004	21,790	$15.52	$338,073	1.75%	0.35%	16.44%
2003	15,431	13.32	205,612	1.75%	0.58%	33.25%
2002	—	—	—	—	—	—
The Guardian Bond Fund, Inc.(4)
2004	444,949	$10.96	$4,878,411	1.75%	4.51%	2.38%
2003	336,041	10.71	3,598,517	1.75%	5.01%	2.87%
2002	40,778	10.41	424,341	1.75%	9.74%	4.10%
The Guardian Cash Fund, Inc.(4)
2004	748,172	$9.77	$7,311,759	1.75%	0.94%	-0.92%
2003	757,705	9.86	7,473,481	1.75%	0.58%	-1.07%
2002	74,632	9.97	744,282	1.75%	1.00%	-0.30%
Gabelli Capital Asset Fund(7)
2004	99,783	$14.43	$1,439,398	1.75%	0.52%	13.52%
2003	33,674	12.71	427,899	1.75%	0.35%	27.07%
2002	—	—	—	—	—	—
Baillie Gifford International Growth Fund(4) (formerly Baillie Gifford International Fund)
2004	125,628	$13.29	$1,669,272	1.75%	0.25%	14.68%
2003	54,005	11.59	625,721	1.75%	1.95%	27.74%
2002	22,098	9.07	200,404	1.75%	0.00%	-9.30%
Baillie Gifford Emerging Markets Fund(4)
2004	82,807	$15.70	$1,300,346	1.75%	0.28%	21.40%
2003	36,290	12.94	469,432	1.75%	1.19%	51.29%
2002	4,475	8.55	38,276	1.75%	1.74%	-14.50%

B-42	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

	Units	Net Assets		Expense Ratio(2)(5)	Investment Income Ratio(1)	Total Return(3)
		Unit Value	In whole $
REGULAR CONTRACT
The Guardian Small Cap Stock Fund(4)
2004	151,125	$15.42	$2,330,581	1.75%	0.00%	13.16%
2003	83,363	13.63	1,136,112	1.75%	0.00%	40.94%
2002	12,740	9.67	123,188	1.75%	0.00%	-3.30%
Value Line Centurion Fund(7)
2004	3,717	$12.52	$46,532	1.75%	0.00%	9.51%
2003	758	11.43	8,661	1.75%	0.00%	14.25%
2002	—	—	—	—	—	—
Value Line Strategic Asset Management Trust(7)
2004	138,032	$12.28	$1,695,305	1.75%	0.37%	10.23%
2003	66,028	11.14	735,714	1.75%	0.10%	11.42%
2002	—	—	—	—	—	—
AIM V.I. Aggressive Growth Fund Series II(4)
2004	30,821	$12.82	$395,273	1.75%	0.00%	9.52%
2003	18,677	11.71	218,710	1.75%	0.00%	24.18%
2002	1,952	9.43	18,415	1.75%	0.00%	-5.70%
AIM V.I. Basic Value Fund Series II(4)
2004	115,830	$13.12	$1,520,126	1.75%	0.00%	8.90%
2003	52,030	12.05	627,038	1.75%	0.00%	30.99%
2002	11,581	9.20	106,568	1.75%	0.01%	-8.00%
AIM V.I. Government Securities Fund Series II(4)
2004	165,061	$10.35	$1,707,966	1.75%	3.91%	0.47%
2003	134,333	10.30	1,383,455	1.75%	3.11%	-0.88%
2002	32,510	10.39	337,635	1.75%	9.14%	3.90%
AIM V.I. Growth Fund Series II(4)
2004	26,309	$12.61	$331,634	1.75%	0.00%	6.11%
2003	26,977	11.88	320,489	1.75%	0.00%	28.57%
2002	1,073	9.24	9,910	1.75%	0.00%	-7.60%
AIM V.I. Mid Cap Core Equity Fund Series II(4)
2004	110,903	$13.60	$1,508,464	1.75%	0.04%	11.58%
2003	28,638	12.19	349,096	1.75%	0.00%	24.77%
2002	3,554	9.77	34,708	1.75%	0.00%	-2.30%
AIM V.I. Premier Equity Fund Series II(4)
2004	28,718	$11.77	$338,041	1.75%	0.38%	3.65%
2003	12,427	11.36	141,138	1.75%	0.28%	22.65%
2002	4,843	9.26	44,848	1.75%	1.46%	-7.40%
Alger American Leveraged Allcap Portfolio Class S(4)
2004	59,546	$12.27	$730,415	1.75%	0.00%	6.01%
2003	27,601	11.57	319,352	1.75%	0.00%	31.93%
2002	868	8.77	7,612	1.75%	0.00%	-12.30%
AllianceBernstein Growth & Income Portfolio Class B(4)
2004	85,034	$13.32	$1,132,442	1.75%	0.72%	9.27%
2003	51,692	12.19	629,985	1.75%	0.63%	29.79%
2002	2,206	9.39	20,705	1.75%	0.00%	-6.10%
AllianceBernstein Premier Growth Portfolio Class B(4)
2004	48,266	$11.83	$571,124	1.75%	0.00%	6.45%
2003	22,952	11.12	255,137	1.75%	0.00%	21.22%
2002	8,231	9.17	75,485	1.75%	0.00%	-8.30%
AllianceBernstein Technology Portfolio Class B(4)
2004	23,491	$12.27	$288,176	1.75%	0.00%	3.25%
2003	27,964	11.88	332,257	1.75%	0.00%	41.28%
2002	4,490	8.41	37,762	1.75%	0.00%	-15.90%

STATEMENT OF ADDITIONAL INFORMATION	B-43

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

	Units	Net Assets		Expense Ratio(2)(5)	Investment Income Ratio(1)	Total Return(3)
		Unit Value	In whole $
REGULAR CONTRACT
AllianceBernstein Real Estate Investment Portfolio Class B(4)
2004	140,993	$17.82	$2,512,650	1.75%	1.86%	32.91%
2003	46,606	13.41	624,917	1.75%	1.66%	36.54%
2002	4,505	9.82	44,219	1.75%	0.00%	-1.80%
AllianceBernstein Value Portfolio Class B(4)
2004	60,802	$13.65	$829,852	1.75%	0.85%	11.39%
2003	21,333	12.25	261,396	1.75%	0.52%	26.19%
2002	4,308	9.71	41,818	1.75%	0.00%	-2.90%
Fidelity VIP Balanced Portfolio Service Class 2(4)
2004	316,835	$12.07	$3,824,500	1.75%	1.56%	3.30%
2003	225,877	11.68	2,639,322	1.75%	0.37%	15.35%
2002	6,956	10.13	70,460	1.75%	0.00%	1.30%
Fidelity VIP Contrafund Portfolio Service Class 2(4)
2004	322,375	$13.95	$4,496,749	1.75%	0.14%	13.14%
2003	124,562	12.33	1,535,667	1.75%	0.10%	25.93%
2002	9,543	9.79	93,408	1.75%	0.00%	-2.10%
Fidelity VIP Equity-Income Portfolio Service Class 2(4)
2004	273,259	$13.27	$3,627,066	1.75%	1.05%	9.29%
2003	165,514	12.15	2,010,265	1.75%	0.47%	27.71%
2002	20,027	9.51	190,387	1.75%	0.00%	-4.90%
Fidelity VIP Growth Portfolio Service Class 2(4)
2004	78,885	$12.23	$964,610	1.75%	0.13%	1.32%
2003	53,639	12.07	647,383	1.75%	0.03%	30.20%
2002	6,089	9.27	56,432	1.75%	0.00%	-7.30%
Fidelity VIP Investment Grade Bond Portfolio Service Class 2(4)
2004	240,265	$11.10	$2,666,674	1.75%	3.17%	2.37%
2003	146,457	10.84	1,587,949	1.75%	1.38%	3.07%
2002	23,916	10.52	251,482	1.75%	0.00%	5.20%
Fidelity VIP Mid Cap Portfolio Service Class 2(4)
2004	249,200	$16.37	$4,079,283	1.75%	0.00%	22.47%
2003	113,017	13.37	1,510,564	1.75%	0.07%	35.83%
2002	6,789	9.84	66,803	1.75%	0.00%	-1.60%
Templeton Growth Securities Fund Class 2(4)
2004	230,309	$13.01	$2,997,395	1.75%	0.17%	13.99%
2003	59,504	11.42	679,355	1.75%	1.01%	29.89%
2002	13,459	8.79	118,354	1.75%	0.00%	-12.10%
Franklin Rising Dividends Securities Fund Class 2(4)
2004	354,456	$13.11	$4,648,372	1.75%	0.65%	9.05%
2003	186,926	12.03	2,247,831	1.75%	0.64%	22.46%
2002	26,594	9.82	261,250	1.75%	0.00%	-1.80%
Franklin Small Cap Value Securities Fund Class 2(4)
2004	105,968	$14.85	$1,573,744	1.75%	0.17%	21.58%
2003	38,384	12.22	468,874	1.75%	0.15%	29.81%
2002	8,698	9.41	81,844	1.75%	0.00%	-5.90%
MFS Bond Series Service Class(4)
2004	141,460	$11.77	$1,665,552	1.75%	5.60%	3.92%
2003	87,622	11.33	992,454	1.75%	2.95%	7.29%
2002	8,869	10.56	93,685	1.75%	0.00%	5.60%
MFS Capital Opportunities Series Service Class(4)
2004	16,405	$12.89	$211,519	1.75%	0.19%	10.12%
2003	11,734	11.71	137,380	1.75%	0.00%	24.95%
2002	11,522	9.37	108,017	1.75%	0.00%	-6.30%

B-44	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

	Units	Net Assets		Expense Ratio(2)(5)	Investment Income Ratio(1)	Total Return(3)
		Unit Value	In whole $
REGULAR CONTRACT
MFS Emerging Growth Series Service Class(4)
2004	46,382	$13.21	$612,708	1.75%	0.00%	10.75%
2003	55,294	11.93	659,566	1.75%	0.00%	27.71%
2002	2,176	9.34	20,327	1.75%	0.00%	-6.60%
MFS Investors Trust Series Service Class(4)
2004	37,381	$12.54	$468,849	1.75%	0.39%	9.18%
2003	27,245	11.49	312,994	1.75%	0.31%	19.67%
2002	14,557	9.60	139,697	1.75%	0.00%	-4.00%
MFS New Discovery Series Service Class(4)
2004	30,599	$12.99	$397,580	1.75%	0.00%	4.35%
2003	18,599	12.45	231,583	1.75%	0.00%	30.93%
2002	472	9.51	4,488	1.75%	0.00%	-4.90%
MFS Strategic Income Series Service Class(4)
2004	121,098	$11.94	$1,446,200	1.75%	4.96%	5.66%
2003	61,520	11.30	695,345	1.75%	3.12%	8.16%
2002	6,260	10.45	65,409	1.75%	0.00%	4.50%
MFS Total Return Series Service Class(7)
2004	278,743	$12.23	$3,410,083	1.75%	1.07%	9.08%
2003	104,386	11.22	1,170,699	1.75%	0.00%	12.15%
2002	—	—	—	—	—	—
Van Kampen Life Investment Trust Government Portfolio Class II(4)
2004	283,277	$10.51	$2,978,200	1.75%	4.53%	2.08%
2003	244,277	10.30	2,515,891	1.75%	2.00%	-0.30%
2002	42,307	10.33	436,986	1.75%	0.00%	3.30%
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(4)
2004	154,105	$13.39	$2,063,967	1.75%	0.60%	12.12%
2003	72,132	11.95	861,646	1.75%	0.32%	25.48%
2002	9,810	9.52	93,417	1.75%	0.00%	-4.80%

STATEMENT OF ADDITIONAL INFORMATION	B-45

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

	Units	Net Assets		Expense Ratio(2)(5)	Investment Income Ratio(1)	Total Return(3)
		Unit Value	In whole $
7 YEAR ENHANCED DEATH BENEFIT RIDER (EDBR)
The Guardian Stock Fund(4)
2004	7,578	$12.00	$90,945	1.95%	1.98%	3.94%
2003	4,393	11.55	50,727	1.95%	0.97%	19.04%
2002	141	9.70	1,368	1.95%	0.00%	-3.00%
The Guardian VC 500 Index Fund(4)
2004	18,988	$13.05	$247,697	1.95%	1.87%	8.43%
2003	15,302	12.03	184,086	1.95%	1.96%	25.71%
2002	2,978	9.57	28,485	1.95%	13.17%	-4.30%
The Guardian VC Asset Allocation Fund(4)
2004	470	$12.89	$6,061	1.95%	1.36%	8.16%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
The Guardian VC High Yield Bond Fund(4)
2004	6,000	$12.59	$75,526	1.95%	7.56%	7.09%
2003	1,464	11.75	17,204	1.95%	9.05%	15.69%
2002	—	—	—	—	—	—
The Guardian VC Low Duration Bond Fund(9)
2004	12,008	$9.95	$119,438	1.95%	2.41%	-1.05%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
The Guardian UBS VC Large Cap Value Fund(7)
2004	1,143	$14.47	$16,534	1.95%	1.64%	11.52%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
The Guardian UBS VC Small Cap Value Fund(7)
2004	236	$15.46	$3,640	1.95%	0.35%	16.58%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
The Guardian Bond Fund, Inc.(4)
2004	13,806	$10.91	$150,627	1.95%	4.51%	2.18%
2003	17,660	10.68	188,565	1.95%	5.01%	3.06%
2002	140	10.36	1,450	1.95%	9.74%	3.60%
The Guardian Cash Fund, Inc.(4)
2004	11,003	$9.72	$107,001	1.95%	0.94%	-1.12%
2003	39,910	9.83	392,497	1.95%	0.58%	-1.26%
2002	37,952	9.96	378,136	1.95%	1.00%	-0.40%
Gabelli Capital Asset Fund(8)
2004	9,204	$14.38	$132,326	1.95%	0.52%	13.29%
2003	3,216	12.69	40,815	1.95%	0.35%	26.90%
2002	—	—	—	—	—	—
Baillie Gifford International Growth Fund(4) (formerly Baillie Gifford International Fund)
2004	7,106	$13.22	$93,951	1.95%	0.25%	14.45%
2003	6,467	11.55	74,716	1.95%	1.95%	27.65%
2002	209	9.05	1,893	1.95%	0.00%	-9.50%
Baillie Gifford Emerging Markets Fund(4)
2004	6,844	$15.63	$106,952	1.95%	0.28%	21.15%
2003	3,046	12.90	39,283	1.95%	1.19%	50.85%
2002	—	—	—	—	—	—
The Guardian Small Cap Stock Fund(4)
2004	7,894	$15.35	$121,139	1.95%	0.00%	12.93%
2003	4,132	13.59	56,151	1.95%	0.00%	40.82%
2002	2,465	9.65	23,813	1.95%	0.00%	-0.10%

B-46	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

	Units	Net Assets		Expense Ratio(2)(5)	Investment Income Ratio(1)	Total Return(3)
		Unit Value	In whole $
7 YEAR ENHANCED DEATH BENEFIT RIDER (EDBR)
Value Line Centurion Fund(6)(8)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Value Line Strategic Asset Management Trust(8)
2004	9,725	$12.24	$119,039	1.95%	0.37%	10.01%
2003	87	11.13	971	1.95%	0.10%	11.28%
2002	—	—	—	—	—	—
AIM V.I. Aggressive Growth Fund Series II(4)
2004	1,676	$12.76	$21,388	1.95%	0.00%	9.30%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Basic Value Fund Series II(4)
2004	3,440	$13.06	$44,921	1.95%	0.00%	8.68%
2003	1,893	12.02	22,748	1.95%	0.00%	31.18%
2002	153	9.16	1,402	1.95%	0.01%	-8.40%
AIM V.I. Government Securities Fund Series II(4)
2004	7,577	$10.30	$78,017	1.95%	3.91%	0.27%
2003	3,389	10.27	34,801	1.95%	3.11%	-1.07%
2002	417	10.38	4,328	1.95%	9.14%	3.80%
AIM V.I. Growth Fund Series II(4)
2004	278	$12.54	$3,488	1.95%	0.00%	5.90%
2003	237	11.85	2,805	1.95%	0.00%	28.33%
2002	—	—	—	—	—	—
AIM V.I. Mid Cap Core Equity Fund Series II(4)
2004	1,124	$13.53	$15,219	1.95%	0.04%	11.36%
2003	1,125	12.15	13,679	1.95%	0.00%	24.53%
2002	—	—	—	—	—	—
AIM V.I. Premier Equity Fund Series II(4)
2004	430	$11.71	$5,039	1.95%	0.38%	3.44%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Alger American Leveraged Allcap Portfolio Class S(4)
2004	2,641	$12.21	$32,237	1.95%	0.00%	5.80%
2003	4,296	11.54	49,564	1.95%	0.00%	31.55%
2002	1,217	8.77	10,668	1.95%	0.00%	-12.30%
AllianceBernstein Growth & Income Portfolio Class B(4)
2004	6,957	$13.25	$92,188	1.95%	0.72%	9.05%
2003	9,090	12.15	110,459	1.95%	0.63%	29.69%
2002	542	9.37	5,080	1.95%	0.00%	-6.30%
AllianceBernstein Premier Growth Portfolio Class B(4)
2004	4,298	$11.77	$50,607	1.95%	0.00%	6.17%
2003	2,583	11.09	28,633	1.95%	0.00%	21.00%
2002	—	—	—	—	—	—
AllianceBernstein Technology Portfolio Class B(4)
2004	2,556	$12.21	$31,204	1.95%	0.00%	3.04%
2003	1,491	11.85	17,661	1.95%	0.00%	41.04%
2002	—	—	—	—	—	—

STATEMENT OF ADDITIONAL INFORMATION	B-47

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

	Units	Net Assets		Expense Ratio(2)(5)	Investment Income Ratio(1)	Total Return(3)
		Unit Value	In whole $
7 YEAR ENHANCED DEATH BENEFIT RIDER (EDBR)
AllianceBernstein Real Estate Investment Portfolio Class B(4)
2004	1,638	$17.73	$29,052	1.95%	1.86%	32.73%
2003	775	13.36	10,357	1.95%	1.66%	36.28%
2002	—	—	—	—	—	—
AllianceBernstein Value Portfolio Class B(4)
2004	7,390	$13.58	$100,370	1.95%	0.85%	11.17%
2003	7,149	12.22	87,336	1.95%	0.52%	25.95%
2002	2,032	9.70	19,704	1.95%	0.00%	-3.00%
Fidelity VIP Balanced Portfolio Service Class 2(4)
2004	1,668	$12.01	$20,039	1.95%	1.56%	3.10%
2003	1,637	11.65	19,072	1.95%	0.37%	15.12%
2002	—	—	—	—	—	—
Fidelity VIP Contrafund Portfolio Service Class 2(4)
2004	25,058	$13.88	$347,804	1.95%	0.14%	12.92%
2003	11,870	12.29	145,916	1.95%	0.10%	25.69%
2002	2,575	9.78	25,177	1.95%	0.00%	-2.20%
Fidelity VIP Equity-Income Portfolio Service Class 2(4)
2004	10,040	$13.21	$132,609	1.95%	1.05%	9.07%
2003	10,368	12.11	125,561	1.95%	0.47%	27.34%
2002	540	9.51	5,133	1.95%	0.00%	-4.90%
Fidelity VIP Growth Portfolio Service Class 2(4)
2004	2,793	$12.17	$33,979	1.95%	0.13%	1.11%
2003	5,390	12.03	64,857	1.95%	0.03%	29.96%
2002	—	—	—	—	—	—
Fidelity VIP Investment Grade Bond Portfolio Service Class 2(4)
2004	19,494	$11.04	$215,290	1.95%	3.17%	2.16%
2003	17,422	10.81	188,340	1.95%	1.38%	2.96%
2002	3,085	10.50	32,407	1.95%	0.00%	5.00%
Fidelity VIP Mid Cap Portfolio Service Class 2(4)
2004	13,772	$16.29	$224,340	1.95%	0.00%	22.23%
2003	8,149	13.33	108,597	1.95%	0.07%	35.57%
2002	2,452	9.83	24,100	1.95%	0.00%	-1.70%
Templeton Growth Securities Fund Class 2(4)
2004	7,049	$12.95	$91,287	1.95%	1.17%	13.77%
2003	5,016	11.38	57,099	1.95%	1.01%	29.51%
2002	—	—	—	—	—	—
Franklin Rising Dividends Securities Fund Class 2(4)
2004	4,163	$13.05	$54,329	1.95%	0.65%	8.84%
2003	3,823	11.99	45,842	1.95%	0.64%	22.22%
2002	1,118	9.81	10,971	1.95%	0.00%	-1.90%
Franklin Small Cap Value Securities Fund Class 2(4)
2004	3,964	$14.78	$58,576	1.95%	0.17%	21.34%
2003	5,592	12.18	68,110	1.95%	0.15%	29.57%
2002	793	9.40	7,451	1.95%	0.00%	-6.00%
MFS Bond Series Service Class(4)
2004	3,875	$11.72	$45,395	1.95%	5.60%	3.74%
2003	4,495	11.29	50,759	1.95%	2.95%	7.05%
2002	—	—	—	—	—	—

B-48	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

	Units	Net Assets		Expense Ratio(2)(5)	Investment Income Ratio(1)	Total Return(3)
		Unit Value	In whole $
7 YEAR ENHANCED DEATH BENEFIT RIDER (EDBR)
MFS Capital Opportunities Series Service Class(4)(6)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
MFS Emerging Growth Series Service Class(4)
2004	26	$13.15	$345	1.95%	0.00%	10.52%
2003	72	11.89	850	1.95%	0.00%	27.48%
2002	753	9.33	7,027	1.95%	0.00%	-6.70%
MFS Investors Trust Series Service Class(4)
2004	2,687	$12.48	$33,536	1.95%	0.39%	8.96%
2003	1,772	11.45	20,294	1.95%	0.31%	19.44%
2002	2,230	9.59	21,376	1.95%	0.00%	-4.10%
MFS New Discovery Series Service Class(4)
2004	12	$12.93	$158	1.95%	0.00%	4.14%
2003	6,231	12.42	77,361	1.95%	0.00%	30.82%
2002	—	—	—	—	—	—
MFS Strategic Income Series Service Class(4)
2004	1,964	$11.88	$23,334	1.95%	4.96%	5.45%
2003	1,942	11.27	21,891	1.95%	3.12%	7.84%
2002	139	10.45	1,454	1.95%	0.00%	4.50%
MFS Total Return Series Service Class(8)
2004	6,146	$12.19	$74,931	1.95%	1.07%	8.86%
2003	45	11.20	504	1.95%	0.00%	12.00%
2002	—	—	—	—	—	—
Van Kampen Life Investment Trust Government Portfolio Class II(4)
2004	5,929	$10.46	$62,028	1.95%	4.53%	1.87%
2003	5,423	10.27	55,694	1.95%	2.00%	-0.49%
2002	507	10.32	5,232	1.95%	0.00%	3.20%
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(4)
2004	10,533	$13.33	$140,379	1.95%	0.60%	11.90%
2003	7,694	11.91	91,635	1.95%	0.32%	25.11%
2002	887	9.52	8,442	1.95%	0.00%	-4.80%

STATEMENT OF ADDITIONAL INFORMATION	B-49

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

	Units	Net Assets		Expense Ratio(2)(5)	Investment Income Ratio(1)	Total Return(3)
		Unit Value	In whole $
7 YEAR EDBR AND LIVING BENEFIT RIDER (LBR) OR EARNINGS BENEFIT RIDER (EBR)
The Guardian Stock Fund(4)
2004	2,240	$11.93	$26,713	2.20%	1.98%	3.68%
2003	2,240	11.50	25,771	2.20%	0.97%	18.85%
2002	—	—	—	—	—	—
The Guardian VC 500 Index Fund(4)
2004	14,588	$12.97	$189,130	2.20%	1.87%	8.16%
2003	14,626	11.99	175,314	2.20%	1.96%	25.38%
2002	—	—	—	—	—	—
The Guardian VC Asset Allocation Fund(4)
2004	42,835	$12.81	$548,689	2.20%	1.36%	7.89%
2003	43,697	11.87	518,812	2.20%	3.95%	24.85%
2002	—	—	—	—	—	—
The Guardian VC High Yield Bond Fund(4)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
The Guardian VC Low Duration Bond Fund(9)
2004	17,622	$9.91	$174,693	2.20%	2.41%	-1.30%
2003	15,360	10.04	154,280	2.20%	1.34%	0.44%
2002	—	—	—	—	—	—
The Guardian UBS VC Large Cap Value Fund(6)(7)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
The Guardian UBS VC Small Cap Value Fund(6)(7)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
The Guardian Bond Fund, Inc.(4)
2004	1,695	$10.84	$18,382	2.20%	4.51%	1.92%
2003	1,154	10.64	12,279	2.20%	5.01%	2.49%
2002	—	—	—	—	—	—
The Guardian Cash Fund, Inc.(4)
2004	6,662	$9.66	$64,391	2.20%	0.94%	-1.36%
2003	5,619	9.80	55,059	2.20%	0.58%	-1.52%
2002	—	—	—	—	—	—
Gabelli Capital Asset Fund(8)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Baillie Gifford International Growth Fund(4) (formerly Baillie Gifford International Fund)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Baillie Gifford Emerging Markets Fund(4)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—

B-50	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

	Units	Net Assets		Expense Ratio(2)(5)	Investment Income Ratio(1)	Total Return(3)
		Unit Value	In whole $
7 YEAR EDBR AND LIVING BENEFIT RIDER (LBR) OR EARNINGS BENEFIT RIDER (EBR)
The Guardian Small Cap Stock Fund(4)
2004	7,132	$15.25	$108,778	2.20%	0.00%	12.65%
2003	7,786	13.54	105,415	2.20%	0.00%	40.30%
2002	—	—	—	—	—	—
Value Line Centurion Fund(8)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Value Line Strategic Asset Management Trust(8)
2004	14,075	$12.19	$171,568	2.20%	0.37%	9.73%
2003	14,074	11.11	156,347	2.20%	0.10%	11.09%
2002	—	—	—	—	—	—
AIM V.I. Aggressive Growth Fund Series II(4)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Basic Value Fund Series II(4)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Government Securities Fund Series II(4)
2004	13,206	$10.23	$135,138	2.20%	3.91%	0.02%
2003	12,856	10.23	131,533	2.20%	3.11%	-1.24%
2002	—	—	—	—	—	—
AIM V.I. Growth Fund Series II(4)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Mid Cap Core Equity Fund Series II(4)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Premier Equity Fund Series II(4)
2004	1,158	$11.64	$13,484	2.20%	0.38%	3.18%
2003	1,190	11.28	13,430	2.20%	0.28%	22.10%
2002	—	—	—	—	—	—
Alger American Leveraged Allcap Portfolio Class S(4)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AllianceBernstein Growth & Income Portfolio Class B(4)
2004	416	$13.17	$5,483	2.20%	0.72%	8.78%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AllianceBernstein Premier Growth Portfolio Class B(4)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—

STATEMENT OF ADDITIONAL INFORMATION	B-51

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

	Units	Net Assets		Expense Ratio(2)(5)	Investment Income Ratio(1)	Total Return(3)
		Unit Value	In whole $
7 YEAR EDBR AND LIVING BENEFIT RIDER (LBR) OR EARNINGS BENEFIT RIDER (EBR)
AllianceBernstein Technology Portfolio Class B(4)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AllianceBernstein Real Estate Investment Portfolio Class B(4)
2004	—	—	—	—	—	—
2003	268	$13.34	$3,576	2.20%	1.66%	0.15%
2002	—	—	—	—	—	—
AllianceBernstein Value Portfolio Class B(4)
2004	441	$13.50	$5,948	2.20%	0.85%	10.89%
2003	902	12.17	10,977	2.20%	0.52%	25.62%
2002	—	—	—	—	—	—
Fidelity VIP Balanced Portfolio Service Class 2(4)
2004	119	$11.94	$1,416	2.20%	1.56%	2.84%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Fidelity VIP Contrafund Portfolio Service Class 2(4)
2004	9,503	$13.79	$131,098	2.20%	0.14%	12.63%
2003	9,470	12.25	115,985	2.20%	0.10%	25.36%
2002	—	—	—	—	—	—
Fidelity VIP Equity-Income Portfolio Service Class 2(4)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Fidelity VIP Growth Portfolio Service Class 2(4)
2004	118	$12.09	$1,428	2.20%	0.13%	0.86%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Fidelity VIP Investment Grade Bond Portfolio Service Class 2(4)
2004	40,825	$10.98	$448,102	2.20%	3.17%	1.90%
2003	39,631	10.77	426,877	2.20%	1.38%	2.68%
2002	—	—	—	—	—	—
Fidelity VIP Mid Cap Portfolio Service Class 2(4)
2004	7,071	$16.19	$114,469	2.20%	0.00%	21.92%
2003	7,035	13.28	93,414	2.20%	0.07%	35.21%
2002	—	—	—	—	—	—
Templeton Growth Securities Fund Class 2(4)
2004	112	$12.87	$1,438	2.20%	1.17%	13.48%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Franklin Rising Dividends Securities Fund Class 2(4)
2004	4,082	$12.97	$52,934	2.20%	0.65%	8.56%
2003	4,280	11.95	51,126	2.20%	0.64%	21.90%
2002	—	—	—	—	—	—
Franklin Small Cap Value Securities Fund Class 2(4)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—

B-52	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

	Units	Net Assets		Expense Ratio(2)(5)	Investment Income Ratio(1)	Total Return(3)
		Unit Value	In whole $
7 YEAR EDBR AND LIVING BENEFIT RIDER (LBR) OR EARNINGS BENEFIT RIDER (EBR)
MFS Bond Series Service Class(4)
2004	10,555	$11.64	$122,900	2.20%	5.60%	3.48%
2003	8,969	11.25	100,915	2.20%	2.95%	6.76%
2002	—	—	—	—	—	—
MFS Capital Opportunities Series Service Class(4)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
MFS Emerging Growth Series Service Class(4)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
MFS Investors Trust Series Service Class(4)
2004	1,146	$12.40	$14,211	2.20%	0.39%	8.69%
2003	1,177	11.41	13,437	2.20%	0.31%	19.13%
2002	—	—	—	—	—	—
MFS New Discovery Series Service Class(4)
2004	506	$12.85	$6,502	2.20%	0.00%	3.88%
2003	542	12.37	6,708	2.20%	0.00%	30.48%
2002	—	—	—	—	—	—
MFS Strategic Income Series Service Class(4)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
MFS Total Return Series Service Class(8)
2004	118	$12.14	$1,429	2.20%	1.07%	0.00%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Van Kampen Life Investment Trust Government Portfolio Class II(4)
2004	24,495	$10.40	$254,679	2.20%	4.53%	1.62%
2003	24,711	10.23	252,832	2.20%	2.00%	-0.76%
2002	—	—	—	—	—	—
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(4)
2004	582	$13.25	$7,704	2.20%	0.60%	11.62%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—

STATEMENT OF ADDITIONAL INFORMATION	B-53

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

	Units	Net Assets		Expense Ratio(2)(5)	Investment Income Ratio(1)	Total Return(3)
		Unit Value	In whole $
7 YEAR EDBR, LBR AND EBR
The Guardian Stock Fund(4)(6)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
The Guardian VC 500 Index Fund(4)(6)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
The Guardian VC Asset Allocation Fund(4)(6)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
The Guardian VC High Yield Bond Fund(4)(6)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
The Guardian VC Low Duration Bond Fund(6)(9)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
The Guardian UBS VC Large Cap Value Fund(7)
2004	901	$14.33	$12,913	2.45%	1.64%	10.96%
2003	934	12.92	12,060	2.45%	1.93%	29.15%
2002	—	—	—	—	—	—
The Guardian UBS VC Small Cap Value Fund(7)
2004	850	$15.31	$13,006	2.45%	0.35%	15.63%
2003	880	13.24	11,657	2.45%	0.58%	32.40%
2002	—	—	—	—	—	—
The Guardian Bond Fund, Inc.(4)(6)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
The Guardian Cash Fund, Inc.(4)
2004	1,269	$9.61	$12,194	2.45%	0.94%	-1.61%
2003	1,159	9.76	11,319	2.45%	0.58%	-1.78%
2002	—	—	—	—	—	—
Gabelli Capital Asset Fund(6)(8)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Baillie Gifford International Growth Fund(4)(6) (formerly Baillie Gifford International Fund)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Baillie Gifford Emerging Markets Fund(4)(6)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
The Guardian Small Cap Stock Fund(4)(6)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—

B-54	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

	Units	Net Assets		Expense Ratio(2)(5)	Investment Income Ratio(1)	Total Return(3)
		Unit Value	In whole $
7 YEAR EDBR, LBR AND EBR
Value Line Centurion Fund(6)(8)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Value Line Strategic Asset Management Trust(6)(8)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Aggressive Growth Fund Series II(4)(6)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Basic Value Fund Series II(4)(6)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Government Securities Fund Series II(4)(6)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Growth Fund Series II(4)(6)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Mid Cap Core Equity Fund Series II(4)(6)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Premier Equity Fund Series II(4)(6)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Alger American Leveraged Allcap Portfolio Class S(4)(6)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AllianceBernstein Growth & Income Portfolio Class B(4)(6)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AllianceBernstein Premier Growth Portfolio Class B(4)(6)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AllianceBernstein Technology Portfolio Class B(4)(6)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—

STATEMENT OF ADDITIONAL INFORMATION	B-55

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

	Units	Net Assets		Expense Ratio(2)(5)	Investment Income Ratio(1)	Total Return(3)
		Unit Value	In whole $
7 YEAR EDBR, LBR AND EBR
AllianceBernstein Real Estate Investment Portfolio Class B(4)(6)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AllianceBernstein Value Portfolio Class B(4)(6)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Fidelity VIP Balanced Portfolio Service Class 2(4)(6)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Fidelity VIP Contrafund Portfolio Service Class 2(4)
2004	1,966	$13.71	$26,950	2.45%	0.14%	12.35%
2003	2,037	12.20	24,860	2.45%	0.10%	25.03%
2002	—	—	—	—	—	—
Fidelity VIP Equity-Income Portfolio Service Class 2(4)(6)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Fidelity VIP Growth Portfolio Service Class 2(4)(6)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Fidelity VIP Investment Grade Bond Portfolio Service Class 2(4)
2004	2,223	$10.91	$24,254	2.45%	3.17%	1.65%
2003	2,134	10.73	22,907	2.45%	1.38%	2.40%
2002	—	—	—	—	—	—
Fidelity VIP Mid Cap Portfolio Service Class 2(4)
2004	850	$16.09	$13,676	2.45%	0.00%	21.62%
2003	937	13.23	12,394	2.45%	0.07%	34.86%
2002	—	—	—	—	—	—
Templeton Growth Securities Fund Class 2(4)(6)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Franklin Rising Dividends Securities Fund Class 2(4)(6)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Franklin Small Cap Value Securities Fund Class 2(4)(6)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
MFS Bond Series Service Class(4)
2004	2,138	$11.57	$24,746	2.45%	5.60%	3.22%
2003	2,053	11.21	23,016	2.45%	2.95%	6.47%
2002	—	—	—	—	—	—
MFS Capital Opportunities Series Service Class(4)(6)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—

B-56	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

	Units	Net Assets		Expense Ratio(2)(5)	Investment Income Ratio(1)	Total Return(3)
		Unit Value	In whole $
7 YEAR EDBR, LBR AND EBR
MFS Emerging Growth Series Service Class(4)(6)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
MFS Investors Trust Series Service Class(4)(6)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
MFS New Discovery Series Service Class(4)(6)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
MFS Strategic Income Series Service Class(4)(6)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
MFS Total Return Series Service Class(6)(8)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Van Kampen Life Investment Trust Government Portfolio Class II(4)(6)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(4)(6)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—

STATEMENT OF ADDITIONAL INFORMATION	B-57

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

	Units	Net Assets		Expense Ratio(2)(5)	Investment Income Ratio(1)	Total Return(3)
		Unit Value	In whole $
CONTRACTS WITH ANY ONE RIDER, PRE-CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT (PRE-CAEDB), LBR OR EBR
The Guardian Stock Fund(4)
2004	66,539	$11.99	$797,585	2.00%	1.98%	3.89%
2003	57,326	11.54	661,444	2.00%	0.97%	19.07%
2002	11,414	9.69	110,642	2.00%	0.00%	-3.10%
The Guardian VC 500 Index Fund(4)
2004	85,264	$13.03	$1,110,923	2.00%	1.87%	8.38%
2003	72,250	12.02	868,575	2.00%	1.96%	25.75%
2002	10,671	9.56	102,058	2.00%	13.17%	-4.40%
The Guardian VC Asset Allocation Fund(4)
2004	32,481	$12.87	$418,113	2.00%	1.36%	8.10%
2003	34,778	11.91	414,124	2.00%	3.95%	25.21%
2002	7,949	9.51	75,631	2.00%	0.00%	-4.90%
The Guardian VC High Yield Bond Fund(4)
2004	80,601	$12.57	$1,013,287	2.00%	7.56%	7.04%
2003	34,941	11.75	410,386	2.00%	9.05%	15.60%
2002	7,193	10.16	73,079	2.00%	23.76%	1.60%
The Guardian VC Low Duration Bond Fund(9)
2004	123,827	$9.94	$1,230,837	2.00%	2.41%	-1.10%
2003	4,557	10.05	45,797	2.00%	1.34%	0.51%
2002	—	—	—	—	—	—
The Guardian UBS VC Large Cap Value(7)
2004	28,899	$14.45	$417,728	2.00%	1.64%	11.46%
2003	5,977	12.97	77,509	2.00%	1.93%	29.68%
2002	—	—	—	—	—	—
The Guardian UBS VC Small Cap Fund(7)
2004	21,181	$15.44	$327,068	2.00%	0.35%	16.15%
2003	5,781	13.29	76,861	2.00%	0.58%	32.94%
2002	—	—	—	—	—	—
The Guardian Bond Fund, Inc.(4)
2004	258,948	$10.90	$2,821,634	2.00%	4.51%	2.13%
2003	180,872	10.67	1,929,809	2.00%	5.01%	2.69%
2002	36,014	10.39	374,341	2.00%	9.74%	3.90%
The Guardian Cash Fund, Inc.(4)
2004	153,490	$9.71	$1,490,804	2.00%	0.94%	-1.17%
2003	251,714	9.83	2,473,658	2.00%	0.58%	-1.33%
2002	65,233	9.96	649,799	2.00%	1.00%	-0.40%
Gabelli Capital Asset Fund(8)
2004	49,865	$14.36	$716,309	2.00%	0.52%	13.24%
2003	15,922	12.69	201,979	2.00%	0.35%	26.86%
2002	—	—	—	—	—	—
Baillie Gifford International Growth Fund(4) (formerly Baillie Gifford International Fund)
2004	67,403	$13.21	$890,106	2.00%	0.25%	14.39%
2003	40,909	11.54	472,257	2.00%	1.95%	27.42%
2002	8,583	9.06	77,748	2.00%	0.00%	-9.40%
Baillie Gifford Emerging Markets Fund(4)
2004	42,292	$15.61	$660,037	2.00%	0.28%	21.09%
2003	20,540	12.89	264,734	2.00%	1.19%	50.92%
2002	781	8.54	6,673	2.00%	1.74%	-14.60%

B-58	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

	Units	Net Assets		Expense Ratio(2)(5)	Investment Income Ratio(1)	Total Return(3)
		Unit Value	In whole $
CONTRACTS WITH ANY ONE RIDER, PRE-CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT (PRE-CAEDB), LBR OR EBR
The Guardian Small Cap Stock Fund(4)
2004	54,612	$15.33	$837,026	2.00%	0.00%	12.87%
2003	36,189	13.58	491,402	2.00%	0.00%	40.57%
2002	6,617	9.66	63,912	2.00%	0.00%	-3.40%
Value Line Centurion Fund(8)
2004	12,728	$12.46	$158,653	2.00%	0.00%	9.29%
2003	261	11.41	2,982	2.00%	0.00%	14.05%
2002	—	—	—	—	—	—
Value Line Strategic Asset Management Trust(8)
2004	36,205	$12.23	$442,812	2.00%	0.37%	9.95%
2003	13,197	11.12	146,805	2.00%	0.10%	11.24%
2002	—	—	—	—	—	—
AIM V.I. Aggressive Growth Fund Series II(4)
2004	7,191	$12.75	$91,654	2.00%	0.00%	9.24%
2003	4,938	11.67	57,616	2.00%	0.00%	24.12%
2002	67	9.40	630	2.00%	0.00%	-6.00%
AIM V.I. Basic Value Fund Series II(4)
2004	18,137	$13.04	$236,563	2.00%	0.00%	8.62%
2003	18,482	12.01	221,919	2.00%	0.00%	30.66%
2002	574	9.19	5,274	2.00%	0.01%	-8.10%
AIM V.I. Government Securities Fund Series II(4)
2004	131,586	$10.28	$1,353,209	2.00%	3.91%	0.22%
2003	95,725	10.26	982,241	2.00%	3.11%	-1.05%
2002	30,040	10.37	311,617	2.00%	9.14%	3.70%
AIM V.I. Growth Fund Series II(4)
2004	23,103	$12.53	$289,435	2.00%	0.00%	5.84%
2003	22,060	11.84	261,113	2.00%	0.00%	28.24%
2002	3,072	9.23	28,344	2.00%	0.00%	-7.70%
AIM V.I. Mid Cap Core Equity Fund Series II(4)
2004	53,949	$13.52	$729,284	2.00%	0.04%	11.30%
2003	19,518	12.15	237,060	2.00%	0.00%	24.44%
2002	784	9.76	7,649	2.00%	0.00%	-2.40%
AIM V.I. Premier Equity Fund Series II(4)
2004	12,524	$11.70	$146,516	2.00%	0.38%	3.39%
2003	7,043	11.32	79,695	2.00%	0.28%	22.33%
2002	1,349	9.25	12,476	2.00%	1.46%	-7.50%
Alger American Leveraged Allcap Portfolio Class S(4)
2004	22,007	$12.19	$268,290	2.00%	0.00%	5.75%
2003	14,554	11.53	167,786	2.00%	0.00%	31.60%
2002	709	8.76	6,213	2.00%	0.00%	-12.40%
AllianceBernstein Growth & Income Portfolio Class B(4)
2004	105,081	$13.24	$1,390,810	2.00%	0.72%	9.00%
2003	88,314	12.14	1,072,370	2.00%	0.63%	29.59%
2002	12,687	9.37	118,911	2.00%	0.00%	-6.30%
AllianceBernstein Premier Growth Portfolio Class B(4)
2004	30,160	$11.76	$354,679	2.00%	0.00%	6.18%
2003	27,011	11.08	299,155	2.00%	0.00%	20.91%
2002	7,145	9.16	65,446	2.00%	0.00%	-8.40%

STATEMENT OF ADDITIONAL INFORMATION	B-59

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

	Units	Net Assets		Expense Ratio(2)(5)	Investment Income Ratio(1)	Total Return(3)
		Unit Value	In whole $
CONTRACTS WITH ANY ONE RIDER, PRE-CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT (PRE-CAEDB), LBR OR EBR
AllianceBernstein Technology Portfolio Class B(4)
2004	5,211	$12.19	$63,527	2.00%	0.00%	2.99%
2003	17,465	11.84	206,751	2.00%	0.00%	40.93%
2002	2,051	8.40	17,231	2.00%	0.00%	-16.00%
AllianceBernstein Real Estate Investment Portfolio Class B(4)
2004	42,587	$17.71	$754,285	2.00%	1.86%	32.58%
2003	27,471	13.36	367,003	2.00%	1.66%	36.32%
2002	11,309	9.80	110,880	2.00%	0.00%	-2.00%
AllianceBernstein Value Portfolio Class B(4)
2004	65,500	$13.56	$888,477	2.00%	0.85%	11.11%
2003	47,571	12.21	580,753	2.00%	0.52%	25.86%
2002	7,228	9.70	70,083	2.00%	0.00%	-3.00%
Fidelity VIP Balanced Portfolio Service Class 2(4)
2004	212,160	$12.00	$2,545,211	2.00%	1.56%	3.05%
2003	142,474	11.64	1,658,687	2.00%	0.37%	15.04%
2002	5,797	10.12	58,651	2.00%	0.00%	1.20%
Fidelity VIP Contrafund Portfolio Service Class 2(4)
2004	178,810	$13.86	$2,478,840	2.00%	0.14%	12.86%
2003	95,140	12.28	1,168,647	2.00%	0.10%	25.60%
2002	19,210	9.78	187,809	2.00%	0.00%	-2.20%
Fidelity VIP Equity-Income Portfolio Service Class 2(4)
2004	172,808	$13.19	$2,279,632	2.00%	1.05%	9.01%
2003	109,410	12.10	1,323,991	2.00%	0.47%	27.38%
2002	9,479	9.50	90,008	2.00%	0.00%	-5.00%
Fidelity VIP Growth Portfolio Service Class 2(4)
2004	39,480	$12.15	$479,794	2.00%	0.13%	1.06%
2003	26,200	12.03	315,059	2.00%	0.03%	29.86%
2002	4,043	9.26	37,429	2.00%	0.00%	-7.40%
Fidelity VIP Investment Grade Bond Portfolio Service Class 2(4)
2004	191,065	$11.03	$2,107,556	2.00%	3.17%	2.11%
2003	137,634	10.80	1,486,830	2.00%	1.38%	2.88%
2002	26,621	10.50	279,610	2.00%	0.00%	5.00%
Fidelity VIP Mid Cap Portfolio Service Class 2(4)
2004	98,667	$16.27	$1,605,196	2.00%	0.00%	22.17%
2003	70,985	13.32	945,302	2.00%	0.07%	35.47%
2002	7,456	9.83	73,276	2.00%	0.00%	-1.70%
Templeton Growth Securities Fund Class 2(4)
2004	124,131	$12.93	$1,605,584	2.00%	1.17%	13.71%
2003	53,208	11.38	605,257	2.00%	1.01%	29.56%
2002	7,390	8.78	64,915	2.00%	0.00%	-12.20%
Franklin Rising Dividends Securities Fund Class 2(4)
2004	217,642	$13.03	$2,836,623	2.00%	0.65%	8.78%
2003	136,714	11.98	1,638,009	2.00%	0.64%	22.13%
2002	3,927	9.81	38,530	2.00%	0.00%	-1.90%
Franklin Small Cap Value Securities Fund Class 2(4)
2004	51,427	$14.76	$759,048	2.00%	0.17%	21.27%
2003	32,330	12.17	393,472	2.00%	0.15%	29.47%
2002	7,793	9.40	73,244	2.00%	0.00%	-6.00%

B-60	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

	Units	Net Assets		Expense Ratio(2)(5)	Investment Income Ratio(1)	Total Return(3)
		Unit Value	In whole $
CONTRACTS WITH ANY ONE RIDER, PRE-CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT (PRE-CAEDB), LBR OR EBR
MFS Bond Series Service Fund Class(4)
2004	143,806	$11.70	$1,682,760	2.00%	5.60%	3.69%
2003	87,116	11.29	983,118	2.00%	2.95%	6.97%
2002	19,244	10.55	203,035	2.00%	0.00%	5.50%
MFS Capital Opportunities Series Service Class(4)
2004	1,523	$12.81	$19,513	2.00%	0.19%	9.85%
2003	2,413	11.67	28,148	2.00%	0.00%	24.63%
2002	2,941	9.36	27,537	2.00%	0.00%	-6.40%
MFS Emerging Growth Series Service Class(4)
2004	8,714	$13.13	$114,411	2.00%	0.00%	10.47%
2003	7,805	11.88	92,758	2.00%	0.00%	27.38%
2002	—	—	—	—	—	—
MFS Investors Trust Series Service Class(4)
2004	25,745	$12.47	$320,914	2.00%	0.39%	8.91%
2003	22,588	11.45	258,539	2.00%	0.31%	19.48%
2002	316	9.58	3,026	2.00%	0.00%	-4.20%
MFS New Discovery Series Service Class(4)
2004	9,972	$12.91	$128,768	2.00%	0.00%	4.09%
2003	10,194	12.41	126,468	2.00%	0.00%	30.87%
2002	1,562	9.48	14,814	2.00%	0.00%	-5.20%
MFS Strategic Income Series Service Class(4)
2004	37,546	$11.87	$445,635	2.00%	4.96%	5.39%
2003	37,078	11.26	417,551	2.00%	3.12%	7.87%
2002	5,858	10.44	61,135	2.00%	0.00%	4.40%
MFS Total Return Series Service Class(8)
2004	65,261	$12.18	$795,051	2.00%	1.07%	8.81%
2003	7,274	11.20	81,442	2.00%	0.00%	11.96%
2002	—	—	—	—	—	—
Van Kampen Life Investment Trust Government Portfolio Class II(4)
2004	91,725	$10.45	$958,403	2.00%	4.53%	1.82%
2003	83,143	10.26	853,181	2.00%	2.00%	-0.56%
2002	24,364	10.32	251,362	2.00%	0.00%	3.20%
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(4)
2004	66,358	$13.31	$883,278	2.00%	0.60%	11.84%
2003	54,502	11.90	648,665	2.00%	0.32%	25.15%
2002	8,265	9.51	78,606	2.00%	0.00%	-4.90%

STATEMENT OF ADDITIONAL INFORMATION	B-61

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

	Units	Net Assets		Expense Ratio(2)(5)	Investment Income Ratio(1)	Total Return(3)
		Unit Value	In whole $
CONTRACTS WITH ANY TWO RIDERS PRE-CAEDB, LBR OR EBR; OR CONTRACTS WITH POST-CAEDB
The Guardian Stock Fund(4)
2004	19,681	$11.91	$234,454	2.25%	1.98%	3.63%
2003	8,722	11.50	100,264	2.25%	0.97%	18.76%
2002	6,003	9.68	58,129	2.25%	0.00%	-3.20%
The Guardian VC 500 Index Fund(4)
2004	25,253	$12.95	$327,008	2.25%	1.87%	8.11%
2003	3,822	11.98	45,779	2.25%	1.96%	25.29%
2002	1,074	9.56	10,264	2.25%	13.17%	-4.40%
The Guardian VC Asset Allocation Fund(4)
2004	11,391	$12.79	$145,729	2.25%	1.36%	7.83%
2003	6,085	11.86	72,197	2.25%	3.95%	24.89%
2002	5,051	9.50	48,000	2.25%	0.00%	-5.00%
The Guardian VC High Yield Bond Fund(4)
2004	14,966	$12.49	$186,987	2.25%	7.56%	6.77%
2003	3,788	11.70	44,324	2.25%	9.05%	14.95%
2002	1,288	10.18	13,075	2.25%	23.76%	1.80%
The Guardian VC Low Duration Bond Fund(9)
2004	33,492	$9.91	$331,798	2.25%	2.41%	-1.35%
2003	1,288	10.04	12,938	2.25%	1.34%	0.42%
2002	—	—	—	—	—	—
The Guardian UBS VC Large Cap Value Fund(7)
2004	20,992	$14.39	$301,990	2.25%	1.64%	11.18%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
The Guardian UBS VC Small Cap Value Fund(7)
2004	14,665	$15.37	$225,369	2.25%	0.35%	15.86%
2003	396	13.26	5,256	2.25%	0.58%	32.64%
2002	—	—	—	—	—	—
The Guardian Bond Fund, Inc.(4)
2004	59,811	$10.83	$647,725	2.25%	4.51%	1.87%
2003	29,789	10.63	316,672	2.25%	5.01%	2.31%
2002	10,779	10.39	111,913	2.25%	9.74%	3.90%
The Guardian Cash Fund, Inc.(4)
2004	120,402	$9.65	$1,162,235	2.25%	0.94%	-1.41%
2003	21,088	9.79	206,484	2.25%	0.58%	-1.59%
2002	12,063	9.95	120,020	2.25%	1.00%	-0.50%
Gabelli Capital Asset Fund(8)
2004	24,402	$14.30	$349,075	2.25%	0.52%	12.95%
2003	108	12.66	1,365	2.25%	0.35%	26.65%
2002	—	—	—	—	—	—
Baillie Gifford International Growth Fund(4) (formerly Baillie Gifford International Fund)
2004	15,528	$13.12	$203,795	2.25%	0.25%	14.11%
2003	4,836	11.50	55,620	2.25%	1.95%	28.66%
2002	3,907	8.94	35,355	2.25%	0.00%	-10.60%
Baillie Gifford Emerging Markets Fund(4)
2004	7,591	$15.51	$117,737	2.25%	0.28%	20.79%
2003	1,866	12.84	23,958	2.25%	1.19%	44.45%
2002	1,408	8.89	12,013	2.25%	1.74%	-11.10%
The Guardian Small Cap Stock Fund(4)
2004	14,019	$15.23	$213,543	2.25%	0.00%	12.59%
2003	4,659	13.53	63,031	2.25%	0.00%	40.34%
2002	1,453	9.64	14,013	2.25%	0.00%	-3.60%

B-62	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

	Units	Net Assets		Expense Ratio(2)(5)	Investment Income Ratio(1)	Total Return(3)
		Unit Value	In whole $
CONTRACTS WITH ANY TWO RIDERS PRE-CAEDB, LBR OR EBR; OR CONTRACTS WITH POST-CAEDB
Value Line Centurion Fund(6)(8)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Value Line Strategic Asset Management Trust(8)
2004	22,149	$12.18	$269,766	2.25%	0.37%	9.67%
2003	1,180	11.11	13,106	2.25%	0.10%	11.05%
2002	—	—	—	—	—	—
AIM V.I. Aggressive Growth Fund Series II(4)
2004	1,927	$12.67	$24,406	2.25%	0.00%	8.97%
2003	1,204	11.62	14,002	2.25%	0.00%	23.54%
2002	—	—	—	—	—	—
AIM V.I. Basic Value Fund Series II(4)
2004	9,889	$12.96	$128,188	2.25%	0.00%	8.35%
2003	3,815	11.96	45,643	2.25%	0.00%	30.32%
2002	65	9.18	597	2.25%	0.01%	-8.20%
AIM V.I. Government Securities Fund Series II(4)
2004	13,522	$10.22	$138,205	2.25%	3.91%	-0.03%
2003	4,180	10.22	42,737	2.25%	3.11%	-1.41%
2002	543	10.37	5,630	2.25%	9.14%	3.70%
AIM V.I. Growth Fund Series II(4)
2004	2,689	$12.45	$33,482	2.25%	0.00%	5.58%
2003	2,362	11.79	27,858	2.25%	0.00%	28.19%
2002	163	9.20	1,500	2.25%	0.00%	-8.00%
AIM V.I. Mid Cap Core Equity Fund Series II(4)
2004	8,109	$13.43	$108,944	2.25%	0.04%	11.02%
2003	684	12.10	8,272	2.25%	0.00%	24.24%
2002	—	—	—	—	—	—
AIM V.I. Premier Equity Fund Series II(4)
2004	99	$11.63	$1,147	2.25%	0.38%	3.13%
2003	105	11.27	1,185	2.25%	0.28%	21.62%
2002	115	9.27	1,066	2.25%	1.46%	-7.30%
Alger American Leveraged Allcap Portfolio Class S(4)
2004	2,797	$12.12	$33,884	2.25%	0.00%	5.48%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AllianceBernstein Growth & Income Portfolio Class B(4)
2004	16,840	$13.15	$221,521	2.25%	0.72%	8.73%
2003	4,432	12.10	53,622	2.25%	0.63%	29.26%
2002	3,969	9.36	37,159	2.25%	0.00%	-6.40%
AllianceBernstein Premier Growth Portfolio Class B(4)
2004	9,437	$11.69	$110,297	2.25%	0.00%	5.91%
2003	1,249	11.04	13,785	2.25%	0.00%	20.60%
2002	1,710	9.15	15,648	2.25%	0.00%	-8.50%
AllianceBernstein Technology Portfolio Class B(4)
2004	884	$12.12	$10,706	2.25%	0.00%	2.73%
2003	1,434	11.80	16,915	2.25%	0.00%	40.58%
2002	1,874	8.39	15,726	2.25%	0.00%	-16.10%

STATEMENT OF ADDITIONAL INFORMATION	B-63

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

	Units	Net Assets		Expense Ratio(2)(5)	Investment Income Ratio(1)	Total Return(3)
		Unit Value	In whole $
CONTRACTS WITH ANY TWO RIDERS PRE-CAEDB, LBR OR EBR; OR CONTRACTS WITH POST-CAEDB
AllianceBernstein Real Estate Investment Portfolio Class B(4)
2004	9,816	$17.60	$172,791	2.25%	1.86%	32.24%
2003	2,176	13.31	28,966	2.25%	1.66%	35.96%
2002	1,659	9.79	16,244	2.25%	0.00%	-2.10%
AllianceBernstein Value Portfolio Class B(4)
2004	12,759	$13.48	$171,999	2.25%	0.85%	10.83%
2003	10,784	12.16	131,166	2.25%	0.52%	25.66%
2002	737	9.68	7,136	2.25%	0.00%	-3.20%
Fidelity VIP Balanced Portfolio Service Class 2(4)
2004	26,860	$11.92	$320,249	2.25%	1.56%	2.79%
2003	5,687	11.60	65,970	2.25%	0.37%	14.73%
2002	5,110	10.11	51,638	2.25%	0.00%	1.10%
Fidelity VIP Contrafund Portfolio Service Class 2(4)
2004	65,571	$13.78	$903,424	2.25%	0.14%	12.58%
2003	19,925	12.24	243,853	2.25%	0.10%	25.14%
2002	3,845	9.78	37,543	2.25%	0.00%	-2.20%
Fidelity VIP Equity-Income Portfolio Service Class 2(4)
2004	41,465	$13.11	$543,625	2.25%	1.05%	8.74%
2003	10,473	12.06	126,278	2.25%	0.47%	27.18%
2002	2,479	9.48	23,508	2.25%	0.00%	-5.20%
Fidelity VIP Growth Portfolio Service Class 2(4)
2004	10,892	$12.08	$131,549	2.25%	0.13%	0.81%
2003	2,051	11.98	24,576	2.25%	0.03%	29.53%
2002	—	—	—	—	—	—
Fidelity VIP Investment Grade Bond Portfolio Service Class 2(4)
2004	42,935	$10.96	$470,679	2.25%	3.17%	1.85%
2003	28,525	10.76	307,024	2.25%	1.38%	2.61%
2002	7,761	10.49	81,417	2.25%	0.00%	4.90%
Fidelity VIP Mid Cap Portfolio Service Class 2(4)
2004	40,138	$16.17	$648,988	2.25%	0.00%	21.86%
2003	3,638	13.27	48,275	2.25%	0.07%	35.25%
2002	957	9.81	9,392	2.25%	0.00%	-1.90%
Templeton Growth Securities Fund Class 2(4)
2004	27,986	$12.86	$359,762	2.25%	1.17%	13.42%
2003	3,614	11.33	40,964	2.25%	1.01%	29.08%
2002	323	8.78	2,837	2.25%	0.00%	-12.20%
Franklin Rising Dividends Securities Fund Class 2(4)
2004	183,923	$12.95	$2,382,394	2.25%	0.65%	8.51%
2003	7,686	11.94	91,750	2.25%	0.64%	21.69%
2002	820	9.81	8,041	2.25%	0.00%	-1.90%
Franklin Small Cap Value Securities Fund Class 2(4)
2004	14,794	$14.67	$217,007	2.25%	0.17%	20.97%
2003	3,857	12.13	46,775	2.25%	0.15%	29.00%
2002	3,122	9.40	29,309	2.25%	0.00%	-6.00%
MFS Bond Series Service Class(4)
2004	33,307	$11.63	$387,344	2.25%	5.60%	3.43%
2003	19,677	11.24	221,248	2.25%	2.95%	6.68%
2002	9,553	10.54	100,677	2.25%	0.00%	5.40%

B-64	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

	Units	Net Assets		Expense Ratio(2)(5)	Investment Income Ratio(1)	Total Return(3)
		Unit Value	In whole $
CONTRACTS WITH ANY TWO RIDERS PRE-CAEDB, LBR OR EBR; OR CONTRACTS WITH POST-CAEDB
MFS Capital Opportunities Series Service Class(4)
2004	936	$12.74	$11,916	2.25%	0.19%	9.57%
2003	876	11.62	10,184	2.25%	0.00%	24.31%
2002	—	—	—	—	—	—
MFS Emerging Growth Series Service Class(4)
2004	3,220	$13.05	$42,022	2.25%	0.00%	10.19%
2003	83	11.84	984	2.25%	0.00%	27.05%
2002	—	—	—	—	—	—
MFS Investors Trust Series Service Class(4)
2004	5,514	$12.39	$68,309	2.25%	0.39%	8.63%
2003	3,653	11.40	41,658	2.25%	0.31%	19.29%
2002	507	9.56	4,853	2.25%	0.00%	-4.40%
MFS New Discovery Series Service Class(4)
2004	1,802	$12.83	$23,124	2.25%	0.00%	3.83%
2003	884	12.36	10,931	2.25%	0.00%	30.53%
2002	388	9.47	3,673	2.25%	0.00%	-5.30%
MFS Strategic Income Series Service Class(4)
2004	7,061	$11.80	$83,286	2.25%	4.96%	5.13%
2003	1,749	11.22	19,623	2.25%	3.12%	7.68%
2002	—	—	—	—	—	—
MFS Total Return Series Service Class(8)
2004	175,636	$12.13	$2,130,767	2.25%	1.07%	8.54%
2003	3,268	11.18	36,534	2.25%	0.00%	11.78%
2002	—	—	—	—	—	—
Van Kampen Life Investment Trust Government Portfolio Class II(4)
2004	26,857	$10.38	$278,897	2.25%	4.53%	1.57%
2003	12,021	10.22	122,902	2.25%	2.00%	-0.83%
2002	1,579	10.31	16,274	2.25%	0.00%	3.10%
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(4)
2004	27,772	$13.23	$367,400	2.25%	0.60%	11.56%
2003	13,255	11.86	157,183	2.25%	0.32%	24.82%
2002	4,951	9.50	47,034	2.25%	0.00%	-5.00%

STATEMENT OF ADDITIONAL INFORMATION	B-65

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

	Units	Net Assets		Expense Ratio(2)(5)	Investment Income Ratio(1)	Total Return(3)
		Unit Value	In whole $
CONTRACTS WITH PRE-CAEDB, LBR AND EBR; OR CONTRACTS WITH POST-CAEDB AND LBR OR EBR
The Guardian Stock Fund(4)
2004	457	$11.84	$5,413	2.50%	1.98%	3.37%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
The Guardian VC 500 Index Fund(4)
2004	2,690	$12.87	$34,625	2.50%	1.87%	7.84%
2003	2,946	11.93	35,154	2.50%	1.96%	25.10%
2002	—	—	—	—	—	—
The Guardian VC Asset Allocation Fund(4)(6)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
The Guardian VC High Yield Bond Fund(4)(6)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
The Guardian VC Low Duration Bond Fund(9)
2004	3,572	$9.87	$35,265	2.50%	2.41%	-1.60%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
The Guardian UBS VC Large Cap Value Fund(7)
2004	1,928	$14.32	$27,609	2.50%	1.64%	10.91%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
The Guardian UBS VC Small Cap Value Fund(7)
2004	2,307	$15.29	$35,281	2.50%	0.35%	15.57%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
The Guardian Bond Fund, Inc.(4)
2004	9,511	$10.76	$102,363	2.50%	4.51%	1.62%
2003	8,599	10.59	91,078	2.50%	5.01%	2.14%
2002	—	—	—	—	—	—
The Guardian Cash Fund, Inc.(4)
2004	5,781	$9.59	$55,459	2.50%	0.94%	-1.66%
2003	4,817	9.76	46,989	2.50%	0.58%	-1.76%
2002	940	9.93	9,337	2.50%	1.00%	-0.70%
Gabelli Capital Asset Fund(8)
2004	3,634	$14.25	$51,771	2.50%	0.52%	12.67%
2003	1,096	12.64	13,861	2.50%	0.35%	26.43%
2002	—	—	—	—	—	—
Baillie Gifford International Fund(4) (formerly Baillie Gifford International Fund)
2004	3,525	$13.04	$45,982	2.50%	0.25%	13.82%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Baillie Gifford Emerging Markets Fund(4)
2004	867	$15.42	$13,359	2.50%	0.28%	20.49%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
The Guardian Small Cap Stock Fund(4)
2004	193	$15.14	$2,923	2.50%	0.00%	12.31%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—

B-66	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

	Units	Net Assets		Expense Ratio(2)(5)	Investment Income Ratio(1)	Total Return(3)
		Unit Value	In whole $
CONTRACTS WITH PRE-CAEDB, LBR AND EBR; OR CONTRACTS WITH POST-CAEDB AND LBR OR EBR
Value Line Centurion Fund(8)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Value Line Strategic Asset Management Trust(8)
2004	1,607	$12.13	$19,493	2.50%	0.37%	9.40%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Aggressive Growth Fund Series II(4)
2004	419	$12.59	$5,274	2.50%	0.00%	8.70%
2003	443	11.58	5,132	2.50%	0.00%	23.22%
2002	—	—	—	—	—	—
AIM V.I. Basic Value Fund Series II(4)
2004	973	$12.88	$12,537	2.50%	0.00%	8.08%
2003	441	11.92	5,252	2.50%	0.00%	29.99%
2002	—	—	—	—	—	—
AIM V.I. Government Securities Fund Series II(4)
2004	990	$10.16	$10,055	2.50%	3.91%	-0.28%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Growth Fund Series II(4)
2004	1,334	$12.37	$16,506	2.50%	0.00%	5.31%
2003	892	11.75	10,478	2.50%	0.00%	27.58%
2002	—	—	—	—	—	—
AIM V.I. Mid Cap Core Equity Fund Series II(4)
2004	2,503	$13.35	$33,419	2.50%	0.04%	10.74%
2003	548	12.06	6,608	2.50%	0.00%	23.91%
2002	—	—	—	—	—	—
AIM V.I. Premier Equity Fund Series II(4)
2004	903	$11.55	$10,434	2.50%	0.38%	2.87%
2003	2,727	11.23	30,632	2.50%	0.28%	21.83%
2002	1,002	9.22	9,242	2.50%	1.46%	-7.80%
Alger American Leveraged Allcap Portfolio Class S(4)(6)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AllianceBernstein Growth & Income Portfolio Class B(4)
2004	1,922	$13.07	$25,121	2.50%	0.72%	8.45%
2003	2,039	12.05	24,577	2.50%	0.63%	28.92%
2002	1,016	9.35	9,504	2.50%	0.00%	-6.50%
AllianceBernstein Premier Growth Portfolio Class B(4)
2004	446	$11.62	$5,176	2.50%	0.00%	5.65%
2003	113	10.99	1,237	2.50%	0.00%	20.29%
2002	487	9.14	4,451	2.50%	0.00%	-8.60%
AllianceBernstein Technology Portfolio Class B(4)(6)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AllianceBernstein Real Estate Investment Portfolio Class B(4)
2004	198	$17.49	$3,457	2.50%	1.86%	31.91%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—

STATEMENT OF ADDITIONAL INFORMATION	B-67

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

	Units	Net Assets		Expense Ratio(2)(5)	Investment Income Ratio(1)	Total Return(3)
		Unit Value	In whole $
CONTRACTS WITH PRE-CAEDB, LBR AND EBR; OR CONTRACTS WITH POST-CAEDB AND LBR OR EBR
AllianceBernstein Value Portfolio Class B(4)
2004	1,625	$13.40	$21,770	2.50%	0.85%	10.55%
2003	1,241	12.12	15,038	2.50%	0.52%	25.33%
2002	—	—	—	—	—	—
Fidelity VIP Balanced Portfolio Service Class 2(4)
2004	3,747	$11.85	$44,401	2.50%	1.56%	2.53%
2003	2,942	11.56	34,007	2.50%	0.37%	14.54%
2002	—	—	—	—	—	—
Fidelity VIP Contrafund Portfolio Service Class 2(4)
2004	5,237	$13.69	$71,715	2.50%	0.14%	12.29%
2003	2,821	12.19	34,402	2.50%	0.10%	25.07%
2002	—	—	—	—	—	—
Fidelity VIP Equity-Income Portfolio Service Class 2(4)
2004	4,042	$13.03	$52,673	2.50%	1.05%	8.47%
2003	3,112	12.01	37,389	2.50%	0.47%	26.85%
2002	—	—	—	—	—	—
Fidelity VIP Growth Portfolio Service Class 2(4)
2004	4,601	$12.00	$55,223	2.50%	0.13%	0.56%
2003	2,578	11.94	30,770	2.50%	0.03%	29.19%
2002	—	—	—	—	—	—
Fidelity VIP Investment Grade Bond Portfolio Service Class 2(4)
2004	15,927	$10.90	$173,532	2.50%	3.17%	1.60%
2003	11,435	10.72	122,628	2.50%	1.38%	2.33%
2002	1,816	10.48	19,029	2.50%	0.00%	4.80%
Fidelity VIP Mid Cap Portfolio Service Class 2(4)
2004	1,421	$16.07	$22,833	2.50%	0.00%	21.56%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Templeton Growth Securities Fund Class 2(4)
2004	1,533	$12.78	$19,589	2.50%	1.17%	13.14%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Franklin Rising Dividends Securities Fund Class 2(4)
2004	6,012	$12.87	$77,392	2.50%	0.65%	8.24%
2003	8,062	11.89	95,885	2.50%	0.64%	21.49%
2002	—	—	—	—	—	—
Franklin Small Cap Value Securities Fund Class 2(4)
2004	1,991	$14.58	$29,020	2.50%	0.17%	20.67%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
MFS Bond Series Service Class(4)
2004	4,528	$11.56	$52,332	2.50%	5.60%	3.17%
2003	3,531	11.20	39,559	2.50%	2.95%	6.49%
2002	1,820	10.52	19,153	2.50%	0.00%	5.20%
MFS Capital Opportunities Series Service Class(4)
2004	460	$12.66	$5,826	2.50%	0.19%	9.30%
2003	1,701	11.58	19,701	2.50%	0.00%	23.85%
2002	503	9.35	4,703	2.50%	0.00%	-6.50%
MFS Emerging Growth Series Service Class(4)
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—

B-68	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)

	Units	Net Assets		Expense Ratio(2)(5)	Investment Income Ratio(1)	Total Return(3)
		Unit Value	In whole $
CONTRACTS WITH PRE-CAEDB, LBR AND EBR; OR CONTRACTS WITH POST-CAEDB AND LBR OR EBR
MFS Investors Trust Series Service Class(4)
2004	3,461	$12.31	$42,608	2.50%	0.39%	8.36%
2003	3,574	11.36	40,614	2.50%	0.31%	18.85%
2002	1,929	9.56	18,444	2.50%	0.00%	-4.40%
MFS New Discovery Series Service Class(4)
2004	—	—	—	—	—	—
2003	1,230	$12.32	$15,148	2.50%	0.00%	0.00%
2002	—	—	—	—	—	—
MFS Strategic Income Series Service Class(4)
2004	921	$11.72	$10,802	2.50%	4.96%	4.87%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
MFS Total Return Series Service Class(8)
2004	4,257	$12.08	$51,427	2.50%	1.07%	8.26%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Van Kampen Life Investment Trust Government Portfolio Class II(4)
2004	3,173	$10.32	$32,744	2.50%	4.53%	1.31%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(4)
2004	2,518	$13.15	$33,107	2.50%	0.60%	11.28%
2003	1,127	11.81	13,316	2.50%	0.32%	24.50%
2002	—	—	—	—	—	—

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized for a product designed in the initial year units were purchased.
(2)	These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(3)	Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The average net asset is calculated based on month ending net asset balance of last thirteen months for 2004. For 2003, the average net asset is calculated based on mortality and expense charges divided by annual rate of mortality and expense risk.
(4)	Portfolio commenced operations July 22, 2002.
(5)	Years 8 and beyond 1.95%
(6)	No contracts with this rider investing in this investment division.
(7)	Portfolio commenced operations on February 4, 2003
(8)	Portfolio commenced operations on May 1, 2003
(9)	Portfolio commenced operations on September 2, 2003

STATEMENT OF ADDITIONAL INFORMATION	B-69

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and the Contract Owners of The Guardian Separate Account Q

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Guardian Stock, Guardian VC 500 Index, Guardian VC Asset Allocation, Guardian VC High Yield Bond, Guardian VC Low Duration Bond, Guardian UBS VC Large Cap Value, Guardian UBS VC Small Cap Value, Guardian Bond, Guardian Cash, Gabelli Capital Asset, Baillie Gifford International, Baillie Gifford Emerging Markets, Guardian Small Cap Stock, Value Line Centurion, Value Line Strategic Asset Management, AIM V.I. Aggressive Growth Series II, AIM V.I. Basic Value Series II, AIM V.I. Government Securities Series II, AIM V.I. Growth Series II, AIM V.I. Mid Cap Core Equity Series II, AIM V.I. Premier Equity Series II, Alger American Leveraged Allcap Class S, AllianceBernstein Growth & Income Class B, AllianceBernstein Premier Growth Class B, AllianceBernstein Technology Class B, AllianceBernstein Real Estate Investment Class B, AllianceBernstein Value Class B, Fidelity VIP Balanced Service Class 2, Fidelity VIP Contrafund Service Class 2, Fidelity VIP Equity-Income Service Class 2, Fidelity VIP Growth Service Class 2, Fidelity VIP Investment Grade Bond Service Class 2, Fidelity VIP Mid Cap Service Class 2, Templeton Growth Securities Class 2, Franklin Rising Dividends Securities Class 2, Franklin Small Cap Value Securities Class 2, MFS Bond Service Class, MFS Capital Opportunities Service Class, MFS Emerging Growth Service Class, MFS Investors Trust Service Class, MFS New Discovery Service Class, MFS Strategic Income Service Class, MFS Total Return Service Class, Van Kampen Life Investment Trust Government Class II and Van Kampen Life Investment Trust Growth & Income Class II investment divisions (constituting The Guardian Separate Account Q) at December 31, 2004, the results of each of their operations for the year then ended and the changes in each of their net assets for the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc. management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of the underlying funds owned at December 31, 2004 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

March 14, 2005

New York, New York

B-70	STATEMENT OF ADDITIONAL INFORMATION

(This page intentionally left blank.)

STATEMENT OF ADDITIONAL INFORMATION	B-71

THE GUARDIAN INSURANCE

& ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED BALANCE SHEETS

	December 31,
	2004	2003
	(In millions)
Assets:
Bonds, available for sale at fair value (amortized cost $2,053 million; $1,597 million, respectively)	$2,096	$1,664
Affiliated mutual funds, available for sale at fair value (amortized cost $13 million; $10 million, respectively)	20	17
Trading securities, held for trading at fair value (amortized cost $77 million; $15 million, respectively)	77	15
Preferred stock, available for sale at fair value (amortized cost $8 million)	8	—
Policy loans	84	84
Cash and cash equivalents	137	295
Other invested assets	3	1

Total invested assets	2,425	2,076

Deferred policy acquisition costs	329	321
Deferred software costs	—	1
Amounts receivable from reinsurers	33	31
Investment income due and accrued	31	27
Other assets	15	62
Federal income taxes recoverable	16	12
Accounts receivable	46	28
Separate account assets	7,503	7,731

Total Assets	$10,398	$10,289

Liabilities:
Future policy benefits and other policyholder liabilities	$2,169	$1,849
Due to parent and affiliated mutual funds	39	36
Deferred federal income taxes, net	78	91
Accrued expenses and other liabilities	121	159
Separate account liabilities	7,503	7,666

Total Liabilities	9,910	9,801

Stockholder’s equity:
Common stock, $125 par value, 20,000 shares authorized, issued and outstanding	2	2
Additional paid-in capital	182	182
Retained earnings	290	280
Accumulated other comprehensive income, net of deferred taxes	14	24

Total Stockholder’s Equity	488	488

Total Liabilities & Stockholder’s Equity	$10,398	$10,289

See notes to consolidated financial statements.

B-72	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For the Years Ended December 31,
	2004	2003	2002
	(In millions)
Revenues:
Premiums	$10	$11	$12
Net investment income	96	85	60
Net realized gains (losses) on investments	3	3	(22)
Income from brokerage operations	33	23	28
Administrative service fees	198	200	203
Other (expense) income	(16)	(14)	(5)

Total revenues	324	308	276

Benefits and expenses:
Policyholder benefits	72	86	53
Amortization of deferred policy acquisition costs	86	78	79
Amortization of deferred software costs	1	1	8
Other operating costs and expenses	163	153	271

Total benefits and expenses	322	318	411

Income (loss) before income taxes and cumulative effect of a change in accounting principles	2	(10)	(135)

Federal income taxes:
Current benefit	(4)	(14)	(31)
Deferred benefit	(6)	—	(27)

Total federal income taxes	(10)	(14)	(58)

Income (loss) before cumulative effect of a change in accounting principles	12	4	(77)
Cumulative effect of a change in accounting principles, net of tax	(2)	—	—

Net income (loss)	10	4	(77)
Other comprehensive (loss) income, net of income tax:
Change in unrealized investment (losses) gains, net of tax	(10)	12	8

Comprehensive income (loss)	$—	$16	$(69)

See notes to consolidated financial statements.

STATEMENT OF ADDITIONAL INFORMATION	B-73

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER’S EQUITY

	For the Years Ended December 31,
	2004	2003	2002
	(In millions)
Common stock at par value, beginning of year	$2	$2	$2

Common stock at par value, end of year	2	2	2

Capital in excess of par value, beginning of year	182	162	137
Capital contribution	—	20	25

Capital in excess of par value, end of year	182	182	162

Retained earnings, beginning of year	280	276	353
Net income (loss)	10	4	(77)

Retained earnings, end of year	290	280	276

Accumulated other comprehensive income, net of deferred taxes, beginning of year	24	12	4
Change in unrealized investment (losses) gains, net of deferred taxes	(10)	12	8

Accumulated other comprehensive income, net of deferred taxes, end of year	14	24	12

Total stockholder’s equity, end of year	$488	$488	$452

See notes to consolidated financial statements.

B-74	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	2004	2003	2002
	(In millions)
Operating activities:
Net income (loss)	$10	$4	$(77)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Changes in
Deferred policy acquisition costs	(8)	(1)	83
Deferred software costs	1	1	6
Amounts receivable from reinsurers	(2)	2	4
Investment income due and accrued	(2)	(9)	(5)
Other assets	45	(52)	(3)
Federal income taxes recoverable	(4)	25	(17)
Accounts receivable	(18)	2	(5)
Separate accounts, net	63	(5)	2
Future policy benefits and policyholder liabilities	96	60	(24)
Due to parent and affiliated mutual funds	3	(12)	(7)
Deferred federal income taxes, net	(13)	6	(22)
Accrued expenses and other liabilities	(39)	58	(2)
Net realized (gains) losses on investments	(3)	(3)	22
Other	(4)	3	4

Net cash provided by (used in) operating activities	125	79	(41)

Investment activities:
Proceeds from investments sold or matured Bonds	394	175	173
Affiliated mutual funds	—	—	14
Investments purchased Bonds	(709)	(764)	(567)
Affiliated mutual funds	(8)	(2)	(5)
Preferred stocks	(7)	—	—
Other items, net	(5)	(4)	—

Net cash used in investing activities	(335)	(595)	(385)

Financing activities:
Additions to policyholder contract deposits	261	838	541
Withdrawals from policyholder contract deposits	(211)	(168)	(86)
Capital contribution	—	20	25
Other items	—	13	1

Net cash provided by financing activities	50	703	481

Cumulative effect of a change in accounting principles, net of tax	2	—	—

Net (decrease) increase in cash	(158)	187	55
Cash and cash equivalents, at beginning of year	295	108	53

Cash and cash equivalents, at end of year	$137	$295	$108

Supplemental disclosure:
Federal income taxes paid (recovered)	$1	$(38)	$(16)

See notes to consolidated financial statements.

STATEMENT OF ADDITIONAL INFORMATION	B-75

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2004

1.  ORGANIZATION

The Guardian Insurance & Annuity Company, Inc. (GIAC or the Company) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (The Guardian). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company’s primary business is the sale of variable deferred annuity contracts and variable and term life insurance policies. For variable products, other than 401(k) products, contracts are sold by insurance agents who are licensed by GIAC and are either Registered Representatives of Park Avenue Securities, LLC (PAS) or other broker dealer firms that have entered into sales agreements with GIAC. The Company’s general agency distribution system is used for the sale of other products and policies. In October of 2002, the Company and The Guardian discontinued selling new Group Pension business but will continue servicing existing planholders.

PAS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934. PAS was established as a broker dealer during 1999 and has assumed the registered representatives formerly affiliated with Guardian Investor Services LLC (GIS).

GIS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934 and is a registered investment adviser under the Investment Adviser’s Act of 1940. GIS is the distributor and underwriter for GIAC’s variable products, and is the investment adviser to certain mutual funds sponsored by GIAC, which are investment options for the variable products.

The Company, in agreement with Baillie Gifford Overseas Ltd., has an interest in a company — Guardian Baillie Gifford Ltd. (GBG) — that is organized as a corporation in Scotland. GBG is registered in both the United Kingdom and the United States to act as an investment adviser for the Baillie Gifford International Growth Fund (BGIGF) (formerly known as Baillie Gifford International Fund), The Baillie Gifford Emerging Markets Fund (BGEMF), The Guardian Baillie Gifford International Growth Fund (GBGIGF) (formerly known as The Guardian Baillie Gifford International Fund) and The Guardian Baillie Gifford Emerging Markets Fund (GBGEMF). The Funds are offered in the U.S. as investment options under certain variable annuity contracts and variable life policies.

The Company has established eighteen insurance separate accounts primarily to support the variable annuity and life insurance products it offers. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders. Of these separate accounts the Company maintains two separate accounts whose sole purpose is to fund certain employee benefit plans of The Guardian.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements include the accounts of GIAC and its majority-owned subsidiaries. These consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Intercompany balances and transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and assumptions. Some of the key estimates are in the development of policy reserves and deferred policy acquisition costs, including mortality, morbidity, lapse, expense and investment experience. Actual future results could differ from these assumptions and estimates. The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities,

B-76	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2004 (continued)

as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience underlying mortgage loans. Actual prepayment timing could differ from original estimates resulting in adjustments to asset values and amortization or accretion recorded in future periods.

Investments

Bonds, preferred stocks and affiliated mutual funds are classified as “available for sale” and are carried at estimated fair value. Changes in unrealized gains and losses on investments, net of income taxes are included in a separate component of equity, “Accumulated other comprehensive income”. The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other-than-temporary. The Company considers several factors in determining if an other-than-temporary decline exists: duration and extent to which the value of the security has been less than cost; financial condition of the issuer; the near term prospects for recovery of the market value of a security; and the intent and ability of the Company to hold the security to allow for an anticipated recovery in value. Impairments that are considered other-than-temporary are included in “Net realized gains (losses) on investments “.

Trading securities are primarily investments in affiliated mutual funds which are carried at fair value. Change in fair value of these affiliated mutual funds are reported in Net realized gains (losses) on investment in the Consolidated Statements of Income and Comprehensive Income.

Derivative financial instruments are entered into in the normal course of business to reduce the Company’s exposure to fluctuations in foreign currency exchange rates and market volatility. These hedging strategies include the use of interest rate caps.

Policy loans are stated at unpaid principal balance. The carrying amount approximates fair value since loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

Cash and cash equivalents include cash on hand and highly liquid debt instruments with a maturity of three months or less when purchased.

Other invested assets consist primarily of mortgage loans, joint ventures, and amounts due from brokers for unsettled sales. The cost method is used for other invested assets.

Net realized gains (losses) on investments

Net realized gains (losses) on investments are computed using the specific identification method. Costs of bonds and affiliated mutual funds are adjusted for impairments considered other-than-temporary and other losses on investments are included in “Net realized gains (losses) on investments.”

Deferred policy acquisition costs

Costs associated primarily with new insurance business that are deferred, to the extent such costs are deemed recoverable from future profits, are recorded as deferred policy acquisitions costs. Such costs include certain commissions, costs of policy issuance and underwriting, and certain variable field office expenses. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs, for certain products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in “Accumulated other comprehensive income”.

For variable life and annuity investment-type products, deferred policy acquisition costs are amortized over the shorter of the expected average life of the contracts or thirty years, using a reversion to the mean approach of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on actual results and anticipated future experience, updated at the end of each accounting period. The average rate of assumed gross investment yield used in estimating expected gross profit was 6.56% to 7.00% at December 31, 2004. The effect on the amortization of deferred policy acquisition costs of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised.

STATEMENT OF ADDITIONAL INFORMATION	B-77

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2004 (continued)

For life insurance products, deferred policy acquisition costs are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods are for the estimated life of the policy.

Other assets

Other assets consist primarily of deferred, uncollected and unpaid premiums and reinsurance recoverables.

Accounts receivable

Accounts receivable consist primarily of fees receivable from separate accounts and commission income due.

Separate account assets and liabilities

Separate account assets and liabilities are reported at market value, and represent policyholder funds maintained in accounts having specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are generally borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain separate account products. The investment results of separate accounts are reflected in separate account liabilities.

Future policy benefits and other policyholder liabilities

The methods and assumptions used to establish the Company’s reserve for future policy benefits and other policyholder liabilities are disclosed in Note 5, “Policyholders’ Liabilities”.

Insurance revenue and expense recognition

Insurance revenue and expenses consist of premiums and benefits. Premiums for term life and certain annuity insurance products are recognized as revenue when due and collected. The reserve for future policy benefits has been provided on a net-level premium method based upon estimated investment yields, mortality, and other assumptions which were appropriate at the time the policies were issued. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Revenues for variable life and for individual and group variable annuity products consist of net investment income, cost of insurance and policy administration and surrender charges that have been earned and assessed against policyholder account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policyholder account balances. The policyholder account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

Certain annuity contracts provide the holder a guarantee that the benefit received upon death will be no less than a minimum prescribed amount that is based upon net deposits to the contract, or the highest historical account value on a contract anniversary. The Company bears the risk that protracted under-performance of the financial markets could result in guaranteed minimum death benefits being higher than what accumulated policyholder account balances would support. At December 31, 2004 and 2003, the Company maintained reserves of $4 million and $7 million, respectively, representing the Company’s estimate of the extent to which guaranteed minimum death benefits exceed the accumulated policyholder account balances. The determination of this liability is based on models, which involve numerous estimates, and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rate and mortality experience.

Income taxes

The Company records current and deferred income taxes. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year.

B-78	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2004 (continued)

Deferred income tax assets and liabilities are recognized based upon the difference between financial statement carrying amounts and the income tax basis of assets and liabilities using enacted income tax rates and laws.

Statutory accounting

Effective January 1, 2001, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles (Codification) guidance, which replaces the current Accounting Practices and Procedures manual as the NAIC’s primary guidance on statutory accounting. Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas (e.g., deferred income taxes are recorded).

Financial statements prepared in accordance with GAAP vary from financial statements prepared on a statutory basis (STAT) primarily because under STAT: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred; 2) life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and company experience; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve (“AVR”) by a direct charge to surplus to offset potential investment losses; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the remaining life of the investment sold; 5) bonds are carried principally at amortized cost; 6) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and as financing transactions under GAAP, and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 7) certain “non-admitted assets” must be excluded under statutory reporting through a charge to surplus, 8) investments in common stock of the Company’s wholly-owned subsidiaries are accounted for using the equity method, where earnings of such subsidiaries are recognized in income only when dividends are declared, 9) annuity and certain insurance premiums are recognized as premium income and 10) deferred federal income taxes are provided for temporary differences between tax and book assets and liabilities as they are under GAAP except for deferred tax assets, which are admitted assets only if they are recoverable within one year. Non-admitted deferred tax assets are recorded in surplus. Changes in deferred tax balances are recorded in surplus. The effect on the financial statements of the Company from the differences between GAAP and STAT are material to the Company and are disclosed in Note 8.

Recent Accounting Pronouncements

In June 2002, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 146, “Accounting for Costs Associated with Exit or Disposal Activities.” SFAS No. 146 provides guidance related to accounting for costs associated with disposal activities covered by SFAS No. 144 or with exit or restructuring activities previously covered by Emerging Issues Task Force No. 94-3, “Liability Recognition for Certain Costs Incurred in a Restructuring.” SFAS No. 146 requires that costs related to exiting an activity or to a restructuring not be recognized until the liability is incurred. The Company has adopted SFAS No. 146 prospectively for exit or disposal activities initiated after December 31, 2002. The implementation of SFAS 146 had no material impact on the Company.

In November 2002, the FASB issued Interpretation (FIN) No. 45, “Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others.” FIN No. 45 expands existing accounting guidance and disclosure requirements for certain guarantees and requires the recognition of a liability for the fair value of certain types of guarantees issued or modified after December 31, 2002. The January 1, 2003 adoption of the Interpretation’s guidance did not have a material effect on the Company’s financial position.

In April 2003, the FASB issued Statement No. 133 Implementation Issue No. B36, “Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments.” Implementation Issue No. B36 indicates that a modified coinsurance arrangement (MODCO) and coinsurance with funds withheld (CFW) arrangements in which funds are withheld by the ceding insurer with interest paid to the assuming insurer based on a the ceding company’s return on certain of its investments, generally contains an embedded derivative feature that is not clearly and closely related to the host contract and should be bifurcated in accordance with the provisions of SFAS No. 133, “Accounting for Derivative Instruments and Hedging Activities.”

STATEMENT OF ADDITIONAL INFORMATION	B-79

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2004 (continued)

As permitted by SFAS No. 133, all contracts entered into prior to January 1, 1999 and not significantly modified since that date are exempt from the embedded derivative provisions of SFAS No. 133. Upon adoption, companies that have ceded insurance under existing MODCO or CFW arrangements may reclassify securities from the held-to-maturity and available-for-sale categories into the trading category without calling into question the intent of those companies to hold debt securities to maturity in the future. Those “taint-free” reclassifications are limited to the amount and type of securities related to the MODCO or CFW arrangements containing embedded derivatives. The Company adopted Implementation Issue No. B36 on October 1, 2003 and determined that the fair value of the applicable embedded derivatives was zero. Therefore, no cumulative effect of a change in accounting principle was recorded. Prospectively, the Company will record changes in fair value of the applicable embedded derivatives in net income. The Company determined that the fair value of applicable embedded derivatives was zero at December 31, 2004 and 2003. The Company did not reclassify any securities from available for sale to trading upon adoption of Implementation Issue No. B36.

In July 2003, the Accounting Standards Executive Committee (“AcSEC”) of the American Institute of Certified Public Accountants (“AICPA”) issued Statement of Position (“SOP”) 03-01, “Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts.” AcSEC has developed the SOP to address the evolution of product designs since the issuance of SFAS No. 60, “Accounting and Reporting by Insurance Enterprises,” and SFAS No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments” and the need for interpretative guidance to be developed in three areas: separate account presentation and valuation; the accounting recognition given sales inducements; and the classification and valuation of certain long-duration contract liabilities.

The most significant accounting implications of SOP 03-1 are as follows:

•	Establishing an additional liability for a variety of contracts and contract features, including guaranteed minimum death benefits (“GMDB”) and similar mortality benefits, annuitization benefits features, and no lapse guarantee features contained in variable and interest sensitive policies;

•	Reporting and measuring assets and liabilities of certain separate account products as general account assets and liabilities when specified criteria are not met;

•	Reporting and measuring the Company’s interest in its separate accounts as general account assets based on the insurer’s proportionate beneficial interest in the separate account’s underlying assets; and

•	Capitalizing sales inducements that meet specified criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing deferred acquisition costs (“DAC”).

The provisions of SOP 03-1 were effective for fiscal years beginning after December 15, 2003, and as such the Company adopted the SOP effective January 1, 2004. The effect of initially adopting this SOP was a charge of $2 million, net of taxes, reported as a “Cumulative effect of a change in accounting principles, net of taxes”, in the Consolidated Statements of Income and Comprehensive Income.

Upon adoption of SOP 03-1, the Company reclassified $238 million of separate account assets to the general account resulting in a $163 million increase in Bonds, available for sale and a $61 million increase in trading securities, a $11 million increase in cash and cash equivalents, a $1 million increase in preferred stock as well as a $2 million increase in investment income due and accrued. Similarly, upon adoption, $175 million of separate account liabilities were reclassified resulting in a $174 increase in Life and Annuity Reserves and a $1 million increase in other liabilities.

In December 2003, the FASB issued FASB Interpretation (“FIN”) No. 46(R), “Consolidation of Variable Interest Entities,” which revised the original FIN No. 46 guidance issued in January 2003. FIN No. 46(R) addresses whether certain types of entities, referred to as variable interest entities (“VIEs”), should be consolidated in a company’s financial statements. A VIE is an entity that either (1) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control the entity, the obligation to absorb the entity’s expected losses and the right to receive the entity’s expected residual returns) or (2) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE. An entity should consolidate a VIE if, as the primary beneficiary, it stands to absorb a majority of the VIE’s expected losses or to receive a majority of the VIE’s expected residual returns.

B-80	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2004 (continued)

For a nonpublic entity, FIN 46(R) is effective January 1, 2004 for VIEs created after December 31, 2003 and January 1, 2005 for VIEs created before December 31, 2003. The Company adopted FIN 46(R) for VIEs created after December 31, 2003, which did not have a material effect on the Company’s consolidated financial position or results of operations. The adoption of FIN 46(R) for VIEs created before December 31, 2003 in 2005 is not expected to have a material effect on the Company’s consolidated financial position or results of operations.

In March 2004, the Emerging Issues Task Force (“EITF”) of the FASB reached a final consensus on Issue 03-1, “The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments.” This Issue establishes impairment models for determining whether to record impairment losses associated with investments in certain equity and debt securities. It also requires income to be accrued on a level-yield basis following an impairment of debt securities, where reasonable estimates of the timing and amount of future cash flows can be made. The Company’s policy is generally to record income only as cash is received following an impairment of a debt security. In September 2004, the FASB issued FSP EITF 03-1-1, which defers the effective date of a substantial portion of EITF 03-1 from the third quarter of 2004 until such time as FASB issues further implementation guidance, which is expected in 2005. The Company will continue to monitor developments concerning this Issue and is currently unable to estimate the potential effects of implementing EITF 03-1 on the Company’s consolidated financial position or results of operations.

Reclassifications:

Certain amounts in prior years have been reclassified to conform to the current year presentation.

3.  INVESTMENTS

Securities

The following tables provide additional information relating to the cost basis and estimated fair value of bonds, preferred stock and affiliated mutual funds as of December 31:

	(In millions)
	Amortized Cost	Gross Unrealized		Estimated Fair Value
December 31, 2004		Gains	(Losses)
U.S. Government	$6	$—	$—	$6
All other Government	28	1	—	29
States, Territories	12	—	—	12
Political Subdivisions	8	—	—	8
Special Revenue	44	—	—	44
Public Utilities	166	3	—	169
Industrial and Miscellaneous	1,789	45	(6)	1,828

Total Bonds	$2,053	$49	$(6)	$2,096

Preferred Stocks	8	—	—	8

Total Preferred Stocks	$8	$—	$—	$8

Affiliated Mutual Funds	13	7	—	20

Total Affiliated Mutual Funds	$13	$7	$—	$20

STATEMENT OF ADDITIONAL INFORMATION	B-81

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2004 (continued)

	(In millions)
	Amortized Cost	Gross Unrealized		Estimated Fair Value
December 31, 2003		Gains	(Losses)
U.S. Government	$4	$—	$—	$4
All other Government	22	1	—	23
States, Territories	12	—	—	12
Political Subdivisions	10	—	—	10
Special Revenue	56	—	—	56
Public Utilities	138	6	—	144
Industrial and Miscellaneous	1,355	63	(3)	1,415

Total Bonds	$1,597	$70	$(3)	$1,664

Affiliated Mutual Funds	10	7	—	17

Total Affiliated Mutual Funds	$10	$7	$—	$17

The amortized cost and estimated fair value of bonds as of December 31, 2004 by contractual maturity is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations.

	Amortized Cost	Estimated Fair Value
	(In millions)
Due in one year or less	$311	$315
Due after one year through five years	1,273	1,301
Due after five years through ten years	310	318
Due after ten years	46	49
Sinking fund bonds, mortgage backed securities and asset backed securities	113	113

Total	$2,053	$2,096

Proceeds from sales and maturities of investments in bonds amounted to $394 million, $175 million and $173 million in 2004, 2003 and 2002, respectively. Gross gains of $4 million, $2 million and $2 million and gross losses of $1 million, $1 million and $6 million were realized on sales and prepayments of bonds in 2004, 2003 and 2002, respectively.

Proceeds from sales of investments in affiliated mutual funds amounted to $14 million in 2002. Gross gains of $5 million were realized on sales of affiliated mutual funds in 2002. There were no sales of affiliated mutual funds in 2004 or 2003.

Unrealized losses:

The Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2004 and 2003 are as follows (in millions):

December 31, 2004	Less than 12 months		12 months or more		Total Investments in a Continuous Loss Position
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Government	$2	$—	$—	$—	$2	$—
All Other Government	8	—	—	—	8	—
States, Territories	7	—	5	—	12	—
Political Subdivisions	—	—	8	—	8	—
Special Revenue	28	—	2	—	30	—
Public Utilities	39	—	1	—	40	—
Industrial and Miscellaneous	563	(4)	37	(2)	600	(6)

Total Bonds	$647	$(4)	$53	$(2)	$700	$(6)
Preferred Stocks	5	—	—	—	5	—

Total Preferred Stocks	$5	$—	$—	$—	$5	$—

Total Temporarily Impaired Securities	$652	$(4)	$53	$(2)	$705	$(6)

B-82	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2004 (continued)

December 31, 2003	Less than 12 months		12 months or more		Total Investments in a Continuous Loss Position
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Government	$—	$—	$—	$—	$—	$—
All other Government	—	—	—	—	—	—
States, Territories	12	—	—	—	12	—
Political Subdivisions	8	—	—	—	8	—
Special Revenue	36	—	—	—	36	—
Public Utilities	6	—	3	—	9	—
Industrial and Miscellaneous	154	(2)	8	(1)	162	(3)

Total Bonds	$216	$(2)	$11	$(1)	$227	$(3)

Total Temporarily Impaired Securities	$216	$(2)	$11	$(1)	$227	$(3)

The Company’s investment portfolio includes individual securities which are in an unrealized loss position and have not been recognized as other than temporary impairments. There were twenty nine securities in an unrealized loss position for greater than 12 months with a book value of $55 million and a fair value of $53 million as of December 31, 2004. There were eight securities in an unrealized loss position for greater than 12 months with a book value of $12 million and a fair value of $ 11 million as of December 31, 2003.

In reaching the conclusion that these impairments are not other-than temporary, management considered many factors including: duration and severity of impairment, cash flow, investment sector stability, credit worthiness, financial condition of issuer, and intent and ability to hold to allow for recovery in value.

Special Deposits

Assets of $4 million at December 31, 2004 and 2003 were on deposit with governmental authorities or trustees as required by certain insurance laws. These amounts are included in “Bonds” in the Consolidated Balance Sheets.

Repurchase Agreements

The Company has entered into repurchase agreements whereby securities will be resold at a specified date and price. Assets of $38 million and $132 million are included in the Consolidated Balance Sheets as cash and cash equivalents as of December 31, 2004 and 2003, respectively, and are subject to repurchase. The Company’s policy requires a minimum of 102% of the fair value of the borrowed securities as collateral, calculated on a daily basis, in the form of either cash or securities.

Investment Income and Investment Gains and Losses

Net investment income arose from the following sources for the years ended December 31:

	2004	2003	2002
	(In millions)
Bonds	$87	$78	$54
Affiliated mutual funds	5	1	2
Policy loans	4	5	5
Cash equivalents and short term investments	2	3	1

Gross investment income	98	87	62
Less: Investment expenses	(2)	(2)	(2)

Net investment income	$96	$85	$60

STATEMENT OF ADDITIONAL INFORMATION	B-83

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2004 (continued)

Net realized gains (losses) on investments for the years ended December 31 were from the following sources:

	2004	2003	2002
	(In millions)
Bonds	$2	$1	$(21)
Trading Securities	1	2	(1)

Net realized gains (losses) on investments	$3	$3	$(22)

During 2002 the Company recorded losses for investments that have experienced a decline in value considered to be other than temporary in the amount of $17 million. No such losses were recorded in 2004 and 2003.

Accumulated Other Comprehensive Gain (Loss) Income

Accumulated other comprehensive gain (loss) income consists of net unrealized investment gains (losses) on securities available for sale. Changes in this amount include reclassification adjustments to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been a component of “Other comprehensive income” in earlier periods.

The amounts for the years ended December 31 are as follows:

	Unrealized Gains (Losses) on Investments	Impact of Unrealized (Losses) Gains on Deferred Policy Acquisition Costs	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
	(In millions)
Balance, December 31, 2001	$13	$(7)	$(2)	$4
Net unrealized investments gains (losses) on investments arising during period	28	—	(10)	18
Reclassification adjustments for (losses) included in net income	(1)	—	—	(1)
Impact of net unrealized investment (gains) on deferred policy acquisition costs	—	(14)	5	(9)

Balance, December 31, 2002	40	(21)	(7)	12
Net unrealized investments gains (losses) on investments arising during period	31	—	(11)	20
Reclassification adjustments for gains included in net income	1	—	—	1
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs	—	(14)	5	(9)

Balance, December 31, 2003	72	(35)	(13)	24
Net unrealized investments gains (losses) on investments arising during period	(44)	—	15	(29)
Reclassification adjustments for gains included in net income	15	—	(5)	10
Impact of net unrealized investment losses (gains) on deferred policy acquisition costs	—	13	(4)	9

Balance, December 31, 2004	$43	$(22)	$(7)	$14

B-84	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2004 (continued)

4.  DEFERRED POLICY ACQUISITION COSTS (“DAC”)

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31 are as follows:

	2004	2003	2002
	(In millions)
Balance, beginning of year	$321	$320	$403
Capitalization of deferrable expenses	55	94	81
Amortization	(90)	(108)	(180)
Change in unrealized investment gains (losses), net	13	(14)	(14)
Interest on DAC	30	29	30

Balance, end of year	$329	$321	$320

During 2004, the Company recorded $11 million of additional annuitizations reflecting lower estimates due to increased level of amortization of deferred annuity contracts.

During 2003, the Company recorded $22 million of additional amortization reflecting lower estimates of expected profitability on certain variable annuity and life products primarily due to increased long term lapse rate assumptions.

During 2002, the Company recorded $102 million of additional amortization reflecting lower estimates of expected profitability on certain variable annuity and life products due to decreased market returns and declines in asset value on which fees are based.

5.  POLICYHOLDERS’ LIABILITIES

The balances of future policy benefits and policyholders’ account balances and separate account liabilities at December 31 are follows:

	2004	2003
	(In millions)
Future policy benefits
Life insurance	$24	$16
Annuities	284	164

Future policy benefits	308	180

Policyholders’ account balances
Individual annuities	1,515	1,495
Group annuities	261	89
Variable life	85	85

Policyholders’ account balances	1,861	1,669

Total future policy benefits and policyholders’ account balances	$2,169	$1,849

Separate account liabilities
Individual annuities	4,436	4,278
Group annuities	2,525	2,878
Variable life	542	510

Total separate account liabilities	$7,503	$7,666

STATEMENT OF ADDITIONAL INFORMATION	B-85

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2004 (continued)

The following table highlights the key assumptions generally utilized in calculating liabilities for future policy benefits:

Product	Mortality	Interest Rate	Estimation Method
Life insurance	Based on Company’s experience, established at issue	4.00%	Present value of future benefit payments and related expenses, less the present value of future net premiums
Individual and immediate annuities	SA, 1971, 1983a, A2000 mortality tables with certain modifications	4.00%	Present value of expected future payments based on historical experience

Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses and to recover any unamortized policy acquisition costs. The Company had no premium deficiency reserves as of December 31, 2004 and 2003.

Policyholders’ account balances for investment-type contracts represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges. The carrying value approximates fair value.

Certain contract provisions that determine the policyholders’ account balances are as follows:

Product	Credited Fixed Interest Rates	Withdrawal/Surrender Charges
Individual annuities	3.10% to 4.10%	Declining to zero over 4 to 7 years.
Group annuities	2.50% to 6.60%	Contractually agreed upon rates, declining to zero over a maximum of 9 years.
Variable life	4.00%	Declining to zero over 10 to 15 years.

Guaranteed Minimum Benefits

At December 31, 2004, the Company had variable annuity contracts with guarantees. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit (“GMDB”) in excess of the current account balance at the Consolidated Balance Sheet date.

The Company issues certain variable annuity contracts with GMDB features that guarantee either:

a)	Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).

b)	Ratchet: the benefit is greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

The following chart provides the account value, net amount at risk and average attained age of contractholders at December 31, 2004 for GMDB’s ($ in millions):

In the Event of Death (GMDB)
Account Value	$5,517
Net amount at risk	$417
Average attained age of contractholders	61

B-86	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2004 (continued)

The following summarizes the liabilities for guarantees on variable contracts reflected in the general account in future policy benefits in the accompanying Balance Sheet in (in millions):

Balance at January 1, 2004	$9
Incurred guarantee benefits	(1)
Paid guarantee benefits	(4)

Balance at December 31, 2004	$4

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in the GMDB liability is recorded in policyholder benefits in the Company’s Consolidated Statements of Income and Comprehensive Income. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at December 31, 2004:

•	Data used was 1,000 stochastically generated investment performance scenarios.

•	Mean investment performance assumption was 8.25%.

•	Volatility assumption was 14.00% standard duration.

•	Mortality was assumed to be 90% of the Annuity 2000 table.

•	The base annual lapse rate used in the Company’s analysis was 13%. For the contracts, where the ratio of GMDB to the Account Value is greater than 100%, but less than 120%, the Company assumed a lapse rate equal to 90% of the base annual lapse rate. For the contracts where the GMDB to the Account Value exceeds 120%, the Company assumed a lapse ratio of 70% of the base annual lapse rate. The Company used 6.5% interest rate and a 2000a mortality table with a 50/50 male/female blend using the pivot age of 65 for the present value calculations.

•	Discount rate was 5%.

The aggregate fair value of assets, (including the general and separate account fund options), held by variable annuity products that are subject to GMDB benefits and guarantees at December 31, 2004 was $5,498 million.

6.  REINSURANCE

The Company participates in reinsurance in order to provide greater diversification of business, provide additional capacity for future growth and limit the maximum net loss potential arising from large risks. The Company has entered into cession agreements on a coinsurance, modified coinsurance and yearly renewable term basis with affiliated and non-affiliated companies. Ceded balances would represent a liability to the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable there from, recording an allowance when necessary for uncollectible reinsurance. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period.

The following indicates the volume of reinsurance amounts on total premiums included in the Consolidated Statements of Income and Comprehensive Income for the years ended December 31:

	2004	2003	2002
	(In millions)
Short-duration contracts:
Direct premiums
Reinsurance ceded	$3	$4	$5

Premiums	$3	$4	$5

STATEMENT OF ADDITIONAL INFORMATION	B-87

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2004 (continued)

	2004	2003	2002
	(In millions)
Long-duration contracts:
Direct premiums
Reinsurance ceded	$75	$81	$92

Premiums	$75	$81	$92

Reinsurance recoverables in the Company’s Consolidated Balance Sheets at December 31 were as follows:

	2004	2003
	(In millions)

Life insurance	$5	$4

	$5	$4

7.  FEDERAL INCOME TAXES

The Company and its wholly owned subsidiaries, PAS and GIS, are included in the consolidated federal income tax return with Guardian Life and with certain of its domestic insurance and non-insurance subsidiaries. The consolidated income tax liability is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that each member of the group is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis, but may, where applicable, recognize the tax benefits of net operating losses or capital losses utilizable in the consolidated group. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement within 30 days of filing of the consolidated return.

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect on tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded if it is more likely than not that any portion of the deferred tax asset will not be realized.

The components of income tax (benefit) for the years ended December 31 were as follows:

	2004	2003	2002
	(In millions)
Federal income tax (benefit):
Current tax	$(4)	$(14)	$(31)
Deferred tax	(6)	—	(27)

Total	$(10)	$(14)	$(58)

The Company’s income tax (benefit) expense differs from the amount computed by applying the expected federal income tax rate of 35% to income from continuing operations before income taxes for the following reasons:

	2004	2003	2002
	(In millions)

Expected taxes on pre-tax income (loss)	$1	$(4)	$(47)
Permanent adjustments:
Dividends received deduction	(11)	(12)	(10)
True-up of deferred tax on bonds	—	2	—
Other	—	—	(1)

Total income tax (benefit)	$(10)	$(14)	$(58)

B-88	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2004 (continued)

Deferred tax assets and liabilities at December 31 resulted from the items listed in the following table:

	2004	2003
	(In millions)
Deferred tax assets:
Separate account allowances	$22	$26
DAC Proxy	25	22
Reserves	3	—

Gross deferred tax assets	50	48

Deferred tax liabilities:
DAC	122	125
Reserves	—	3
Investments	4	10
Other	2	1

Gross deferred tax liabilities	128	139

Net deferred tax liability	$78	$91

Management has concluded that the net deferred income tax asset is more likely than not to be realized; therefore, no valuation allowance has been provided.

At December 31, 2004, the Company did not have any unused net operating loss carryforwards available to offset against future taxable income.

The Company’s Federal income tax returns are routinely examined by the Internal Revenue Service (“Service”) and provisions are made in the financial statements in anticipation of the results of these audits. The Service has completed all examinations of the consolidated federal income tax returns through 1998. There were no material effects on the Company’s consolidated results of operations as a result of these audits. The Service has begun its examinations of 1999 through 2002 taxable years. Management believes that sufficient provisions have been made for potential adjustments.

8.  STATUTORY CAPITAL AND SURPLUS AND INCOME

Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefits using different actuarial and interest assumptions, limiting deferred taxes, and valuing securities on a different basis.

Under the Delaware Insurance Law, the maximum amounts of distributions which can be made to the Company’s parent in any given year, without prior approval by the Delaware Commissioner of Insurance, is equal to the greater of (i) 10% of the Company’s surplus as of December 31 of the preceding calendar year, or (ii) the net gain from operations for the preceding calendar year (excluding realized investment gains). Any dividends paid, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus also requires the prior approval of the Delaware Commissioner of Insurance. At December 31, 2004, the maximum amount of dividends the Company could pay The Guardian in 2005 without prior approval from the state insurance regulatory authorities is $23 million.

STATEMENT OF ADDITIONAL INFORMATION	B-89

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2004 (continued)

The following reconciles the consolidated GAAP net income of the Company to statutory net income as reported to the regulatory authorities for the year ended:

	2004	2003	2002
	(In millions)
Consolidated GAAP net income (loss)	$10	$4	$(77)
Adjustments to reconcile to statutory basis:
Statutory net (income) loss of subsidiaries	(2)	2	8
Change in deferred policy acquisition costs	5	(16)	66
Re-estimation of future policy benefits	2	(2)	(13)
Reinsurance	4	(4)	(4)
Deferred federal income tax benefit	(6)	(1)	(25)
Amortization of interest maintenance reserve	—	(1)	(1)
Transfer to interest maintenance reserve	(1)	(1)	3
Cumulative effect of a change in accounting principles, net of tax	2	—	—
Other, net	—	6	3

Statutory net income (loss)	$14	$(13)	$(40)

The following reconciles the consolidated GAAP stockholder’s equity of the Company to statutory capital and surplus as reported to the regulatory authorities as of December 31:

	2004	2003	2002
	(In millions)
Consolidated GAAP stockholder’s equity	$488	$488	$452
Add (deduct) cumulative effect of adjustments:
Deferred policy acquisition costs	(329)	(321)	(320)
Deferred software costs	—	(1)	(14)
Asset valuation reserve	(16)	(12)	—
Re-estimation of future policy benefits	(40)	(47)	(57)
Establishment of deferred income tax liability, net	78	91	85
Unrealized gains on investments	(43)	(72)	(45)
Separate account allowances	57	60	72
Other liabilities	24	25	23
Deferred premiums	2	2	3
Other, net	10	9	11

Statutory capital and surplus	$231	$222	$210

9.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair values presented below have been determined using available information and valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values. For all other financial instruments presented in the table below, the carrying value approximates estimated fair value.

Bonds, Preferred Stocks and Affiliated Mutual Funds

For bonds, preferred stocks and affiliated mutual funds other than private placements, estimated fair value is based on quoted market prices or estimates from independent services. Fair value for private placements securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The fair value of certain non-performing private placement securities is based on amounts estimated by management.

B-90	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2004 (continued)

Trading Securities

Trading securities are primarily investments in affiliated mutual funds which are carried at fair value. Change in fair value of these affiliated mutual funds are reported in Net realized gain (losses) on investment in the Consolidated Statements of Income and Comprehensive Income.

Policy Loans

The estimated fair value of policy loans approximate the carrying amount since loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

Future Policy Benefits and Policyholders’ Account Balances

Future policy benefits estimated fair value are derived using discounted projected cash flows, based on interest rates being offered for similar contracts, with maturities consistent with those remaining for the contracts being valued.

Policyholders’ account balances for investment-type contracts represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges. Carrying value approximates fair value.

The following table discloses the carrying amounts and estimated fair values of the Company’s financial instruments at December 31:

	2004		2003
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(In millions)
Financial assets:
Bonds, available for sale	$2,096	$2,096	$1,664	$1,664
Affiliated mutual funds	20	20	17	17
Trading securities	77	77	15	15
Preferred stocks	8	8	—	—
Policy loans	84	84	84	84
Cash and cash equivalents	137	137	295	295
Separate account assets	7,503	7,503	7,731	7,731

Financial liabilities:
Future policy benefits	308	308	180	180
Policyholders’ account balances	9,364	9,364	9,335	9,335

10.  RELATED PARTY TRANSACTIONS

The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company’s business and for the Company’s use of The Guardian’s centralized services and agency force. The amounts charged for these services amounted to $140 million in 2004, $138 million in 2003 and $139 million in 2002, and, in the opinion of management, were considered appropriate for the services rendered.

A significant portion of the Company’s separate account assets is invested in affiliated mutual funds. Each of these funds has an investment advisory agreement with the Company, except for the Baillie Gifford International Growth Fund, the Baillie Gifford Emerging Markets Fund, The Guardian Baillie Gifford International Growth Fund and The Guardian Baillie Gifford Emerging Markets Fund.

STATEMENT OF ADDITIONAL INFORMATION	B-91

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2004 (continued)

The separate account assets invested in affiliated mutual funds as of December 31 are as follows:

	2004	2003
	(In millions)
The Guardian Stock Fund	$1,261	$1,455
The Guardian VC 500 Index Fund	82	61
The Guardian VC Allocation Fund	27	23
The Guardian High Yield Bond Fund	32	26
The Guardian Low Duration Bond Fund	16	3
The Guardian Bond Fund	340	379
The Guardian Cash Fund	235	356
The Baillie Gifford International Growth Fund	190	194
The Baillie Gifford Emerging Markets Fund	74	55
The Guardian Small Cap Stock Fund	191	185
The Guardian Park Avenue Fund	210	238
The Guardian Park Avenue Small Cap Fund	70	64
The Guardian Asset Allocation Fund	34	34
The Guardian Baillie Gifford International Growth Fund	13	10
The Guardian Baillie Gifford Emerging Markets Fund	37	28
The Guardian Investment Quality Bond Fund	46	55
The Guardian High Yield Bond Fund	8	7
The Guardian Cash Management Fund	194	249

	$3,060	$3,422

The Company maintains investments in trading securities and affiliated mutual funds. These investments as of December 31 are as follows:

	2004	2003
	(In millions)
Trading Securities:
The Guardian Park Avenue Small Cap Fund	$3	$3
The Guardian Asset Allocation Fund	3	2
The Guardian Baillie Gifford International Growth Fund	2	2
The Guardian Baillie Gifford Emerging Markets Fund	2	2
The Guardian Investment Quality Bond Fund	2	2
The Guardian High Yield Bond Fund	2	2
The Guardian Cash Management Fund	2	2
The Guardian Cash Fund	61	—

Trading Securities	77	15

Affiliated Mutual Funds:
The Guardian Small Cap Stock Fund	20	17

Affiliated Mutual Funds	20	17

Total Trading Securities and Affiliated Mutual Funds	$97	$32

B-92	STATEMENT OF ADDITIONAL INFORMATION

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of changes in stockholder’s equity and of cash flows present fairly, in all material respects, the financial position of The Guardian Insurance & Annuity Company, Inc. and its subsidiaries (the “Company”) at December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, effective January 1, 2004, the Company adopted Statement of Position 03-01, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, and Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities Implementation Issue No. B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments.

March 16, 2005

STATEMENT OF ADDITIONAL INFORMATION	B-93

PART C. OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	The following financial statements have been incorporated by reference or are included in Part B:

(1)	The Guardian Insurance & Annuity Company, Inc.:

Consolidated Balance Sheets as of December 31, 2004 and 2003

Consolidated Statements of Income and Comprehensive Income for the Three Years Ended December 31, 2004, 2003 and 2002

Consolidated Statements of Changes in Stockholders’ Equity for the Three Years Ended December 31, 2004, 2003 and 2002

Consolidated Statements of Cash Flow for the Three Years Ended December 31, 2004, 2003 and 2002

Notes to Consolidated Financial Statements

Report of PricewaterhouseCoopers LLP, Independent Accountants

(b)	Exhibits

Number	Description
1	Resolutions of the Board of Directors of The Guardian Insurance & Annuity Company, Inc. establishing Separate Account Q(1)

2	Not Applicable

3

Underwriting and Distribution Contracts:

(a)    Distribution and Service Agreement between The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services Corporation, as amended(1)

(b)    Form of Broker-Dealer Supervisory and Service Agreement(1)

4	Specimen of Variable Annuity Contract(1)

5	Form of Application for Variable Annuity Contract(2)

6

(a)    Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc.(1)

(b)    Certificate of Amendment (Aug 29, 1986)(1)

(c)    Certificate of Amendment (Dec. 21, 1999)(1)

(d)    By-laws of The Guardian Insurance & Annuity Company, Inc.(1)

7	Not Applicable

8	Amended and Restated Agreement for Services and Reimbursement Therefor, between The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc.(1)

9	Opinion of Counsel(2)

10	Consent of PricewaterhouseCoopers LLP(3)

11	Not Applicable

12	Not Applicable

13	Schedule for Computation of Performance Quotations(1)

14	Powers of Attorney executed by a majority of the Board of Directors and certain principal officers of The Guardian Insurance & Annuity Company, Inc.(1)

(1)	Incorporated by reference to the Registration Statement filed on Form N-4 filed by the Registrant on May 2, 2002 (Registration no. 333-87468).
(2)	Incorporated by reference to the Registration Statement filed on Form N-4 as filed by the Registrant on July 3, 2002.
(3)	Filed herewith.

Item 25.	Directors and Officers of the Depositor

The following is a list of directors and officers of The Guardian Insurance & Annuity Company, Inc. (“GIAC”), the depositor of the Registrant. The principal business address of each director and officer is 7 Hanover Square, New York, New York 10004.

Name	Positions with GIAC
Dennis J. Manning	Chairman, Chief Executive Officer and Director
Bruce C. Long	President & Director
Armand M. de Palo	Director
Gary B. Lenderink	Director
Joseph A. Caruso	Senior Vice President, Corporate Secretary and Director
Charles G. Fisher	Senior Vice President & Actuary
Frank L. Pepe	Senior Vice President & Controller
Richard T. Potter, Jr.	Senior Vice President and Counsel
Dennis P. Mosticchio	Vice President, Group Pensions
Donald P. Sullivan, Jr.	Senior Vice President, Administration
Peggy L. Coppola	Senior Vice President, Equity Business Development
Robert E. Broatch	Director
Thomas G. Sorell	Executive Vice President and Chief Investment Officer
Richard A. Cumiskey	Senior Vice President & Compliance Officer
James Consolati	Vice President, Retirement Services

Item 26.	Persons Controlled by or under Common Control with Registrant

The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America (“Guardian Life”), the parent company of GIAC, the Registrant’s depositor, as of November 30, 2005. Those entities that are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life.

Name	State of Incorporation or Organization	Percent of Voting Securities Owned
The Guardian Insurance & Annuity Company, Inc.	Delaware	100%
Guardian Investor Services LLC	Delaware	100%
Guardian Baillie Gifford Limited	Scotland	51%
Park Avenue Securities LLC	Delaware	100%

Berkshire Life Insurance Company of America	Massachusetts	100%

Guardian Trust Company, FSB	Federal Savings Bank	100%

Park Avenue Life Insurance Company	Delaware	100%
Family Service Life Insurance Company	Texas	100%

Sentinel American Life Insurance Company	Texas	100%

Managed Dental Care	California	100%

Private Healthcare Systems, Inc.	Delaware	25% of
		Class A
		14.75% of
		Class B

First Commonwealth, Inc.	Delaware	100%

First Commonwealth Limited Health Services Corporation	Illinois	100%
First Commonwealth Limited Health Services Corporation	Wisconsin	100%
First Commonwealth of Illinois, Inc.	Illinois	100%
First Commonwealth Reinsurance Company	Arizona	100%
First Commonwealth of Missouri, Inc.	Missouri	100%
First Commonwealth Limited Health Service Corporation of Michigan	Michigan	100%
Smileage Dental Services, Inc.	Wisconsin	100%
First Commonwealth Insurance Company	Illinois	100%
First Commonwealth Health Services Corporation	Illinois	n/a

Managed DentalGuard, Inc.	New Jersey	100%

Managed DentalGuard, Inc.	Texas	100%

Innovative Underwriters, Inc.	New Jersey	100%
Innovative Underwriters of Hawaii, Inc.	Hawaii	100%
Hanover Acquisition LLC	Delaware	100%

The Guardian Tax-Exempt Fund	Massachusetts	86.22%
The Guardian Baillie Gifford International Growth Fund	Massachusetts	28.59%

The Guardian Investment Quality Bond Fund	Massachusetts	38.99%
The Guardian Park Avenue Small Cap Fund	Massachusetts	31.54%
The Guardian Baillie Gifford Emerging Markets Fund	Massachusetts	45.07%
The Guardian High Yield Bond Fund	Massachusetts	72.13%
The Guardian Low Duration Bond Fund	Massachusetts	90.47%
The Guardian Small Cap Stock Fund	Maryland	54.03%
The Guardian VC Asset Allocation Fund	Maryland	51.06%
The Guardian Asset Allocation Fund	Massachusetts	11.60%
The Guardian VC 500 Index Fund	Maryland	44.85%
The Guardian VC High Yield Bond Fund	Maryland	48.76%
The Guardian VC Low Duration Bond Fund	Maryland	31.94%
The Guardian S&P 500 Index Fund	Massachusetts	12.06%
The Guardian Park Avenue Fund	Massachusetts	13.28%

The Guardian UBS Large Cap Value Fund	Massachusetts	94.99%
The Guardian UBS Small Cap Value Fund	Massachusetts	90.91%
The Guardian UBS VC Large Cap Value Fund	Maryland	85.81%
The Guardian UBS VC Small Cap Value Fund	Maryland	50.76%

The following list sets forth the entities directly controlled by GIAC for the benefit of various contract holders and, thus, indirectly controlled by Guardian Life, as of November 30, 2005:

Name	Place of Incorporation or Organization	Approximate Percentage of Voting Securities Owned by GIAC
The Guardian Cash Fund, Inc.	Maryland	100%
The Guardian Bond Fund, Inc.	Maryland	100%
The Guardian Variable Contract Funds, Inc.	Maryland	100%
GIAC Funds, Inc.	Maryland	100%

Item 27.	Number of Contract owners

Type of Contract	As of November 30, 2005
Non-Qualified	480
Qualified	1129
Total	1609

Item 28.	Indemnification

The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person’s capacity as an officer or director.

The Certificate of Incorporation of the Corporation includes the following provision:

No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director’s duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a) Guardian Investor Services LLC (“GIS”) is the principal underwriter of the Registrant’s variable annuity contracts and it is also the principal underwriter of shares of The Guardian Bond Fund, Inc.; The Guardian Variable Contract Funds, Inc., a series fund consisting of the following series: The Guardian Stock Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, The Guardian VC Low Duration Bond Fund, The Guardian VC 500 Index Fund, The Guardian UBS VC Large Cap Value Fund, The Guardian UBS VC Small Cap Value Fund, The Guardian Cash Fund, The Park Avenue Portfolio, a series trust consisting of the following series: The Guardian Cash Management Fund, The Guardian Park Avenue Fund, The Guardian Investment Quality Bond Fund, The Guardian High Yield Bond Fund, The Guardian Low Duration Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Asset Allocation Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Baillie Gifford International Fund, The Guardian Baillie Gifford Emerging Markets Fund, The Guardian S&P 500 Index Fund; The Guardian UBS Large Cap Value Fund and The Guardian UBS Small Cap Value Fund; and GIAC Funds, Inc. a series fund consisting of Baillie Gifford International Fund, Baillie Gifford Emerging Markets Fund and The Guardian Small Cap Stock Fund. All of the aforementioned funds and the series trust are registered with the SEC as open-end management investment companies under the Investment Company Act of 1940, as amended (“1940 Act”). In addition, GISC is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, The Guardian Separate Account Q, The Guardian Separate Account R, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.

(b) The following is a list of each director and officer of GIS. The principal business address of each person is 7 Hanover Square, New York, New York 10004.

Name	Position(s) with GIS
Bruce C. Long	President & Manager
Gary B. Lenderink	Manager
Armand M. de Palo	Manager
Frank L. Pepe	Senior Vice President & Controller
Richard T. Potter, Jr.	Senior Vice President and Counsel
Donald P. Sullivan, Jr.	Senior Vice President, Equity Administration
Joseph A. Caruso	Senior Vice President, Corporate Secretary and Manager
Peggy L. Coppola	Vice President, Equity Business Development
William D. Ford	Vice President and National Accounts Director
Keith E. Roddy	Senior Vice President and National Sales Director
Peter M. Quinn	Vice President
Dennis J. Manning	Manager
Robert E. Broatch	Manager
Thomas G. Sorell	Executive Vice President and Chief Investment Officer
Richard A. Cumiskey	Senior Vice President and Compliance Officer
Leslie A. Barbi	Managing Director
James Comsolati	Vice President, Retirement Services
Thomas M. Donohue	Managing Director
William D. Ford	Vice President & National Accounts Manager
Peter T. Joyce	Vice President, Internal Sales
John B. Murphy	Managing Director
Peter M. Quinn	Vice President, Retirement Sales
Robert A. Reale	Managing Director

(c) GIS, as the principal underwriter of the Registrant’s variable annuity contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year.

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
N/A	N/A	N/A	N/A

Item 30.	Location of Accounts and Records

   Most of the Registrant’s accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant’s corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 31.	Management Services

   None.

Item 32.	Undertakings

(a)	The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b)	The Registrant hereby undertakes to include, as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c)	The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)	The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account Q certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York and the State of New York on the 16th day of December, 2005.

The Guardian Separate Account Q
(Registrant)

By:	THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC. (Depositor)

By:	/s/ Bruce C. Long
Bruce C. Long
President

As required by the Securities Act of 1933, this Post-Effective Amendment No.7 to the Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.

/s/ Dennis J. Manning* Dennis J. Manning (Principal Executive Officer)	Chairman, Chief Executive Officer and Director

/s/ Frank L. Pepe Frank L. Pepe (Principal Accounting Officer)	Senior Vice President and Controller

/s/ Bruce C. Long Bruce C. Long	President and Director

/s/ Armand M. De Palo* Armand M. de Palo	Director

Director
Robert E. Broatch

/s/ Joseph A. Caruso* Joseph A. Caruso	Senior Vice President, Corporate Secretary and Director

/s/ Gary B. Lenderink* Gary B. Lenderink	Director

By	/s/ Bruce C. Long Bruce C. Long President	Date: December 16, 2005

*	Pursuant to a Power of Attorney

Exhibit Index

Number	Description
10	Consent of Pricewaterhouse Coopers LLP